UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22468

Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Management Limited

61 Aldwych

London, WC2B 4AE

England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $1,934,600)
Puma International Financing S.A. 6.750%, 02/01/2021		1,900,000	$1,959,375	0.60
			1,959,375	0.60
Bangladesh (Cost $1,282,287)
Banglalink Digital Communications Ltd. 8.625%, 05/06/2019		1,200,000	1,275,000	0.39
			1,275,000	0.39
Barbados (Cost $3,940,857)
Columbus International, Inc. 7.375%, 03/30/2021		3,715,000	3,919,325	1.20
			3,919,325	1.20
Brazil (Cost $12,780,745)
Banco Bradesco S.A. 4.500%, 01/12/2017		200,000	210,000	0.06
Banco do Brasil S.A. 3.875%, 10/10/2022		400,000	377,880	0.12
Banco do Brasil S.A. 8.500%, 10/29/2049		200,000	221,000	0.07
Banco Santander Brasil S.A. 8.000%, 03/18/2016	BRL	1,000,000	422,435	0.13
Banco Votorantim S.A. 6.250%, 05/16/2016	BRL	3,000,000	1,540,917	0.47
BRF S.A. 5.875%, 06/06/2022		200,000	215,000	0.07
BRF S.A. 4.750%, 05/22/2024		200,000	195,940	0.06
Cia Energetica de Sao Paulo 9.750%, 01/15/2015	BRL	250,000	172,115	0.05
Cosan Luxembourg S.A. 9.500%, 03/14/2018	BRL	3,890,000	1,556,000	0.48
Globo Comunicacao e Participacoes S.A. 4.875%, 04/11/2022		200,000	208,500	0.06
Itau Unibanco Holding S.A. 5.650%, 03/19/2022		700,000	720,160	0.22
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		2,045,000	2,152,363	0.66
Marfrig Holding Europe B.V. 6.875%, 06/24/2019(2)		700,000	700,000	0.21
Marfrig Overseas Ltd. 9.500%, 05/04/2020		1,400,000	1,483,580	0.45
Minerva Luxembourg S.A. 12.250%, 02/10/2022(3)		200,000	230,000	0.07
Minerva Luxembourg S.A. 7.750%, 01/31/2023		1,500,000	1,606,875	0.49
Petrobras Global Finance B.V., FRN 2.374%, 01/15/2019		480,000	478,560	0.15
Petrobras Global Finance B.V. 7.250%, 03/17/2044		200,000	218,478	0.07
Samarco Mineracao S.A. 4.125%, 11/01/2022		200,000	189,200	0.06
			12,899,003	3.95
Chile (Cost $6,679,575)
Automotores Gildemeister S.A. 8.250%, 05/24/2021		600,000	384,000	0.12
Automotores Gildemeister S.A. 6.750%, 01/15/2023		580,000	359,600	0.11
Banco de Credito e Inversiones 4.000%, 02/11/2023		200,000	197,711	0.06
Cencosud S.A. 5.500%, 01/20/2021		150,000	158,047	0.05
Colbun S.A. 4.500%, 07/10/2024(3)		200,000	198,816	0.06
E.CL S.A. 5.625%, 01/15/2021		200,000	217,978	0.07
Inversiones Alsacia S.A. 8.000%, 08/18/2018		860,765	572,409	0.17
Inversiones CMPC S.A. 4.375%, 05/15/2023		200,000	198,535	0.06
SACI Falabella 3.750%, 04/30/2023		200,000	194,461	0.06
Sociedad Quimica y Minera de Chile S.A. 3.625%, 04/03/2023		200,000	189,113	0.06
Telefonica Chile S.A. 4.125%, 10/07/2020		200,000	194,769	0.06
VTR Finance B.V. 6.875%, 01/15/2024		3,400,000	3,523,250	1.08
			6,388,689	1.96
China (Cost $40,051,616)
Agile Property Holdings Ltd. 9.875%, 03/20/2017		600,000	652,200	0.20
Baidu, Inc. 3.500%, 11/28/2022		200,000	195,247	0.06
Bestgain Real Estate Ltd. 2.625%, 03/13/2018		400,000	385,240	0.12

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
China - (continued)
Central China Real Estate Ltd. 6.500%, 06/04/2018		890,000	$866,693	0.27
Central China Real Estate Ltd. 8.000%, 01/28/2020		730,000	723,239	0.22
China CITIC Bank International Ltd. 6.875%, 06/24/2020		100,000	110,689	0.03
China Forestry Holdings Co. Ltd. 10.250%, 11/17/2015(4)		60,000	18,600	0.01
China Lesso Group Holdings Ltd. 7.875%, 05/13/2016		248,918	257,631	0.08
China Overseas Finance Cayman II Ltd. 5.500%, 11/10/2020		100,000	105,988	0.03
China Railway Resources Huitung Ltd. 3.850%, 02/05/2023		200,000	196,352	0.06
China SCE Property Holdings Ltd. 11.500%, 11/14/2017		1,700,000	1,831,750	0.56
China Shanshui Cement Group Ltd. 10.500%, 04/27/2017		1,130,000	1,223,225	0.37
CIFI Holdings Group Co. Ltd. 12.250%, 04/15/2018		2,180,000	2,435,060	0.75
CIFI Holdings Group Co. Ltd. 8.875%, 01/27/2019		590,000	595,900	0.18
COSL Finance BVI Ltd. 3.250%, 09/06/2022		200,000	190,305	0.06
Country Garden Holdings Co. Ltd. 7.250%, 04/04/2021		300,000	298,125	0.09
Country Garden Holdings Co. Ltd. 7.500%, 01/10/2023		1,550,000	1,524,812	0.47
Emerald Plantation Holdings Ltd. 6.000%, 01/30/2020(3)(5)		66,885	51,501	0.02
ENN Energy Holdings Ltd. 6.000%, 05/13/2021		700,000	779,828	0.24
Evergrande Real Estate Group Ltd. 13.000%, 01/27/2015		825,000	848,100	0.26
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016(3)		245,338	245,338	0.08
Favor Sea Ltd. 11.750%, 02/04/2019		1,000,000	1,084,640	0.33
Fosun International Ltd. 7.500%, 05/12/2016		1,300,000	1,345,500	0.41
Franshion Development Ltd. 6.750%, 04/15/2021		600,000	633,000	0.19
Hyva Global B.V. 8.625%, 03/24/2016		1,170,000	1,210,950	0.37
Kaisa Group Holdings Ltd. 8.875%, 03/19/2018		1,160,000	1,213,650	0.37
Kaisa Group Holdings Ltd. 9.000%, 06/06/2019		590,000	615,075	0.19
Kaisa Group Holdings Ltd. 10.250%, 01/08/2020		1,175,000	1,248,437	0.38
KWG Property Holding Ltd. 13.250%, 03/22/2017		800,000	930,000	0.28
KWG Property Holding Ltd. 8.975%, 01/14/2019		1,230,000	1,269,975	0.39
MIE Holdings Corp. 6.875%, 02/06/2018		200,000	206,000	0.06
MIE Holdings Corp. 7.500%, 04/25/2019		805,000	850,281	0.26
Powerlong Real Estate Holdings Ltd. 13.750%, 09/16/2015		100,000	104,750	0.03
Shimao Property Holdings Ltd. 11.000%, 03/08/2018		200,000	218,500	0.07
Shimao Property Holdings Ltd. 6.625%, 01/14/2020		1,260,000	1,250,550	0.38
Sino-Forest Corp. 5.000%, 08/01/2013(3)(6)		21,000	—	—
Sino-Forest Corp. 10.250%, 07/28/2014(3)(6)		82,000	—	—
Sino-Forest Corp. 4.250%, 12/15/2016(3)(6)		113,000	—	—
Sino-Forest Corp. 6.250%, 10/21/2017(3)(6)		252,000	—	—
Sunac China Holdings Ltd. 12.500%, 10/16/2017		1,300,000	1,439,750	0.44
Sunac China Holdings Ltd. 9.375%, 04/05/2018		1,700,000	1,757,375	0.54
Tencent Holdings Ltd. 4.625%, 12/12/2016		200,000	213,393	0.07
Texhong Textile Group Ltd. 6.500%, 01/18/2019		600,000	603,000	0.18
Times Property Holdings Ltd. 12.625%, 03/21/2019		1,325,000	1,376,065	0.42
Trillion Chance Ltd. 8.500%, 01/10/2019		1,830,000	1,867,493	0.57
Wanda Properties Overseas Ltd. 4.875%, 11/21/2018		600,000	604,006	0.19
West China Cement Ltd. 7.500%, 01/25/2016		1,400,000	1,438,500	0.44
Yanlord Land Group Ltd. 10.625%, 03/29/2018		1,110,000	1,204,350	0.37
Yingde Gases Investment Ltd. 8.125%, 04/22/2018		1,200,000	1,260,000	0.39
Yuzhou Properties Co. Ltd. 11.750%, 10/25/2017		1,200,000	1,320,000	0.40
Yuzhou Properties Co. Ltd. 8.625%, 01/24/2019		1,700,000	1,691,500	0.52
			40,492,563	12.40
Colombia (Cost $10,197,943)
Banco Davivienda S.A. 2.950%, 01/29/2018		600,000	597,000	0.18
Banco de Bogota S.A. 5.375%, 02/19/2023		400,000	411,000	0.13

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Colombia - (continued)
Bancolombia S.A. 5.125%, 09/11/2022		400,000	$403,000	0.12
Colombia Telecomunicaciones S.A. ESP 5.375%, 09/27/2022		1,500,000	1,515,000	0.46
Ecopetrol S.A. 4.250%, 09/18/2018		200,000	213,856	0.07
Empresa de Energia de Bogota S.A. 6.125%, 11/10/2021		400,000	430,000	0.13
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023	COP	1,000,000,000	494,633	0.15
Grupo Aval Ltd. 4.750%, 09/26/2022		200,000	199,500	0.06
Gruposura Finance 5.700%, 05/18/2021		200,000	216,000	0.07
Millicom International Cellular S.A. 4.750%, 05/22/2020		600,000	592,500	0.18
Millicom International Cellular S.A. 6.625%, 10/15/2021		1,325,000	1,407,812	0.43
Pacific Rubiales Energy Corp. 5.375%, 01/26/2019		660,000	673,200	0.21
Pacific Rubiales Energy Corp. 7.250%, 12/12/2021		1,930,000	2,103,700	0.65
Pacific Rubiales Energy Corp. 5.125%, 03/28/2023		900,000	886,500	0.27
			10,143,701	3.11
Czech Republic (Cost $2,755,032)
EP Energy A.S. 5.875%, 11/01/2019	EUR	300,000	456,449	0.14
New World Resources N.V. 7.875%, 05/01/2018	EUR	1,990,000	1,898,605	0.58
New World Resources N.V. 7.875%, 01/15/2021(3)	EUR	450,000	92,194	0.03
			2,447,248	0.75
El Salvador (Cost $315,952)
Telemovil Finance Co. Ltd. 8.000%, 10/01/2017		297,000	308,880	0.10
			308,880	0.10
Ghana (Cost $1,225,601)
Tullow Oil PLC 6.000%, 11/01/2020		1,190,000	1,207,850	0.37
			1,207,850	0.37
Guatemala (Cost $2,248,514)
Comcel Trust 6.875%, 02/06/2024		2,100,000	2,257,500	0.69
			2,257,500	0.69
Hong Kong (Cost $3,505,268)
Bank of East Asia Ltd. 6.125%, 07/16/2020		500,000	554,430	0.17
CFG Investment S.A.C. 9.750%, 07/30/2019		610,000	594,750	0.18
HKCG Finance Ltd. 6.250%, 08/07/2018		100,000	114,109	0.04
Hutchison Whampoa International 11 Ltd. 4.625%, 01/13/2022		400,000	430,433	0.13
Noble Group Ltd. 4.875%, 08/05/2015		100,000	103,250	0.03
Noble Group Ltd. 6.750%, 01/29/2020		100,000	112,000	0.03
PCCW-HKT Capital No 3 Ltd. 5.250%, 07/20/2015		350,000	363,505	0.11
PCCW-HKT Capital No 4 Ltd. 4.250%, 02/24/2016		525,000	547,948	0.17
PCCW-HKT Capital No 5 Ltd. 3.750%, 03/08/2023		200,000	194,047	0.06
Wharf Finance Ltd. 6.125%, 11/06/2017		300,000	332,712	0.10
Wiseyear Holdings Ltd. 5.000%, 02/15/2017		200,000	211,549	0.07
			3,558,733	1.09
India (Cost $13,532,910)
Bank of Baroda 4.875%, 07/23/2019		200,000	209,585	0.06
Bharti Airtel International Netherlands B.V. 5.125%, 03/11/2023		1,400,000	1,447,390	0.44
ICICI Bank Ltd. 5.750%, 11/16/2020		400,000	434,426	0.13
Reliance Holdings USA, Inc. 5.400%, 02/14/2022		500,000	541,514	0.17
Suzlon Energy Ltd. 5.000%, 04/13/2016(3)		1,000,000	1,010,000	0.31
Suzlon Energy Ltd. 3.250%, 07/16/2019		1,280,000	1,139,200	0.35
Vedanta Resources PLC 9.500%, 07/18/2018		1,918,000	2,215,290	0.68
Vedanta Resources PLC 6.000%, 01/31/2019		2,970,000	3,051,675	0.94

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
India - (continued)
Vedanta Resources PLC 8.250%, 06/07/2021		2,290,000	$2,593,425	0.79
Vedanta Resources PLC 7.125%, 05/31/2023		1,630,000	1,721,687	0.53
			14,364,192	4.40
Indonesia (Cost $6,272,375)
Alam Synergy Pte Ltd. 6.950%, 03/27/2020		1,070,000	1,061,975	0.33
Bank Rakyat Indonesia Persero Tbk PT 2.950%, 03/28/2018		200,000	197,000	0.06
Berau Coal Energy Tbk PT 7.250%, 03/13/2017		1,245,000	1,206,094	0.37
Bumi Capital Pte Ltd. 12.000%, 11/10/2016		570,000	265,050	0.08
Bumi Investment Pte Ltd. 10.750%, 10/06/2017		1,700,000	790,500	0.24
Enercoal Resources Pte Ltd. 9.250%, 08/05/2014		200,000	80,000	0.02
Golden Legacy PTE Ltd. 9.000%, 04/24/2019		600,000	636,690	0.20
Indo Energy Finance B.V. 7.000%, 05/07/2018		200,000	201,000	0.06
Indo Energy Finance II B.V. 6.375%, 01/24/2023		1,900,000	1,581,750	0.48
			6,020,059	1.84
Iraq (Cost $200,000)
Genel Energy Finance PLC 7.500%, 05/14/2019		200,000	199,500	0.06
			199,500	0.06
Israel (Cost $1,444,332)
Delek & Avner Tamar Bond Ltd. 2.803%, 12/30/2016(2)		200,000	199,076	0.06
Delek & Avner Tamar Bond Ltd. 3.839%, 12/30/2018(2)		200,000	200,000	0.06
Israel Electric Corp. Ltd. 5.625%, 06/21/2018		800,000	852,800	0.26
Israel Electric Corp. Ltd. 6.875%, 06/21/2023		200,000	229,500	0.07
			1,481,376	0.45
Jamaica (Cost $15,115,981)
Digicel Group Ltd. 8.875%, 01/15/2015		8,000,000	8,620,000	2.64
Digicel Group Ltd. 7.125%, 04/01/2022		1,750,000	1,776,250	0.55
Digicel Ltd. 6.000%, 04/15/2021		5,070,000	5,158,725	1.58
			15,554,975	4.77
Kazakhstan (Cost $13,540,394)
ATF Bank JSC 9.000%, 05/11/2016		200,000	205,350	0.06
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		800,000	758,000	0.23
Kaspi Bank JSC 9.875%, 10/28/2016		1,170,000	1,219,725	0.38
KazAgro National Management Holding JSC 4.625%, 05/24/2023		200,000	193,740	0.06
Kazkommertsbank JSC 8.000%, 11/03/2015		1,650,000	1,667,325	0.51
Kazkommertsbank JSC 7.500%, 11/29/2016		2,250,000	2,261,700	0.69
Kazkommertsbank JSC 6.875%, 02/13/2017	EUR	1,655,000	2,249,370	0.69
Kazkommertsbank JSC 8.500%, 05/11/2018		1,290,000	1,290,000	0.40
Nostrum Oil & Gas Finance B.V. 6.375%, 02/14/2019		1,610,000	1,684,382	0.52
Zhaikmunai LLP 7.125%, 11/13/2019		2,080,000	2,262,000	0.69
			13,791,592	4.23
Kuwait (Cost $178,498)
Kuwait Projects Co. 9.375%, 07/15/2020		150,000	184,875	0.06
			184,875	0.06
Latvia (Cost $934,333)
Bite Finance International B.V., FRN 7.835%, 02/15/2018	EUR	700,000	946,802	0.29
			946,802	0.29
Malaysia (Cost $403,756)
IOI Investment L Bhd. 4.375%, 06/27/2022		200,000	200,111	0.06
Malayan Banking Bhd., FRN 3.250%, 09/20/2022		200,000	201,785	0.06
			401,896	0.12
Mexico (Cost $19,116,342)
Alfa S.A.B. de C.V. 6.875%, 03/25/2044		400,000	434,000	0.13

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico - (continued)
Alpek S.A. de C.V. 4.500%, 11/20/2022		200,000	$201,480	0.06
America Movil S.A.B. de C.V., FRN 1.230%, 09/12/2016		300,000	302,565	0.09
America Movil S.A.B. de C.V. 3.125%, 07/16/2022		200,000	194,098	0.06
America Movil S.A.B. de C.V. 6.450%, 12/05/2022	MXN	11,500,000	852,281	0.26
Banco Inbursa S.A. Institucion de Banca Multiple 4.125%, 06/06/2024(3)		500,000	483,750	0.15
BBVA Bancomer S.A. 6.500%, 03/10/2021		325,000	365,625	0.11
BBVA Bancomer S.A. 6.750%, 09/30/2022		350,000	397,250	0.12
CEMEX Espana S.A. 9.875%, 04/30/2019		1,070,000	1,198,400	0.37
Cemex Finance LLC 9.375%, 10/12/2022		3,200,000	3,648,000	1.12
Cemex S.A.B. de C.V. 9.000%, 01/11/2018		119,000	126,140	0.04
Cemex S.A.B. de C.V. 6.500%, 12/10/2019		1,700,000	1,774,375	0.54
Cemex S.A.B. de C.V. 7.250%, 01/15/2021		450,000	477,000	0.15
Cemex SAB de CV 5.875%, 03/25/2019		900,000	915,750	0.28
Comision Federal de Electricidad 4.875%, 05/26/2021		200,000	212,500	0.07
Corp. GEO S.A.B. de C.V. 9.250%, 06/30/2020(4)		100,000	10,500	—
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/2022(4)		200,000	21,000	0.01
Desarrolladora Homex S.A.B. de C.V. 9.500%, 12/11/2019(4)		100,000	15,500	—
Desarrolladora Homex S.A.B. de C.V. 9.750%, 03/25/2020(4)		100,000	16,750	0.01
Empresas ICA S.A.B. de C.V. 8.375%, 07/24/2017		151,000	159,116	0.05
Empresas ICA S.A.B. de C.V. 8.900%, 02/04/2021		1,500,000	1,575,000	0.48
Empresas ICA S.A.B. de C.V. 8.875%, 05/29/2024		2,190,000	2,239,275	0.69
Fomento Economico Mexicano S.A.B. de C.V. 2.875%, 05/10/2023		500,000	471,250	0.14
Fresnillo PLC 5.500%, 11/13/2023		300,000	315,750	0.10
Grupo Televisa S.A.B. 6.625%, 03/18/2025		370,000	448,544	0.14
Mexichem S.A.B. de C.V. 4.875%, 09/19/2022		475,000	496,375	0.15
Mexico Generadora de Energia S de rl 5.500%, 12/06/2032		300,000	306,000	0.09
Red de Carreteras de Occidente S.A.P.I.B. de C.V. 9.000%, 06/10/2028	MXN	7,140,000	507,989	0.16
Urbi Desarrollos Urbanos S.A.B. de C.V. 8.500%, 04/19/2016(4)		100,000	13,000	—
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.500%, 01/21/2020(3)(4)		500,000	65,000	0.02
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.750%, 02/03/2022(3)(4)		850,000	110,500	0.03
			18,354,763	5.62
Mongolia (Cost $4,900,145)
Mongolian Mining Corp. 8.875%, 03/29/2017		5,250,000	3,307,500	1.01
Trade & Development Bank of Mongolia LLC 8.500%, 09/20/2015		790,000	779,107	0.24
			4,086,607	1.25
Nigeria (Cost $7,575,322)
Access Bank PLC, FRN 9.250%, 06/24/2021(2)		1,300,000	1,343,017	0.41
Afren PLC 6.625%, 12/09/2020		1,400,000	1,459,500	0.45
FBN Finance Co. B.V., FRN 8.250%, 08/07/2020		1,400,000	1,449,000	0.44
FBN Finance Co. B.V., FRN 8.000%, 07/23/2021(3)		1,300,000	1,314,040	0.40
Sea Trucks Group 9.000%, 03/26/2018		2,210,000	2,143,700	0.66
			7,709,257	2.36

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Paraguay (Cost $1,583,139)
Banco Bilbao Vizcaya Argentaria Paraguay S.A. 9.750%, 02/11/2016		150,000	$161,175	0.05
Telefonica Celular del Paraguay S.A. 6.750%, 12/13/2022		1,330,000	1,419,775	0.43
			1,580,950	0.48
Peru (Cost $4,636,208)
Abengoa Transmision Sur S.A. 6.875%, 04/30/2043		200,000	218,000	0.07
Ajecorp B.V. 6.500%, 05/14/2022		1,820,000	1,693,510	0.52
Alicorp S.A.A. 3.875%, 03/20/2023		350,000	339,500	0.10
Banco de Credito del Peru 4.250%, 04/01/2023		200,000	198,000	0.06
Banco Internacional del Peru S.A.A. 5.750%, 10/07/2020		200,000	216,500	0.07
BBVA Banco Continental S.A. 5.000%, 08/26/2022		400,000	422,000	0.13
Minsur S.A. 6.250%, 02/07/2024		300,000	325,500	0.10
Southern Copper Corp. 3.500%, 11/08/2022		500,000	483,395	0.15
Southern Copper Corp. 7.500%, 07/27/2035		175,000	205,459	0.06
Southern Copper Corp. 6.750%, 04/16/2040		100,000	109,000	0.03
Transportadora de Gas del Peru S.A. 4.250%, 04/30/2028		400,000	374,000	0.11
			4,584,864	1.40
Philippines (Cost $1,184,818)
Petron Corp. 7.000%, 11/10/2017	PHP	50,000,000	1,187,695	0.36
			1,187,695	0.36
Poland (Cost $2,737,405)
Koleje Mazowieckie Finance AB 6.750%, 03/09/2016	EUR	125,000	172,403	0.05
PKO Finance AB 4.630%, 09/26/2022		600,000	621,750	0.19
Polish Television Holding B.V. 11.000%, 01/15/2021(5)	EUR	1,320,000	2,124,148	0.65
			2,918,301	0.89
Qatar (Cost $1,930,826)
CBQ Finance Ltd. 7.500%, 11/18/2019		400,000	477,500	0.15
Nakilat, Inc. 6.267%, 12/31/2033		91,408	99,406	0.03
Qtel International Finance Ltd. 5.000%, 10/19/2025		750,000	802,500	0.25
Qtel International Finance Ltd. 4.500%, 01/31/2043		300,000	288,750	0.09
Ras Laffan Liquefied Natural Gas Co. Ltd. III 5.838%, 09/30/2027		250,000	276,250	0.08
			1,944,406	0.60
Russian Federation (Cost $44,282,695)
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.500%, 09/26/2019		2,650,000	2,557,250	0.78
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.750%, 04/28/2021		1,320,000	1,335,048	0.41
Brunswick Rail Finance Ltd. 6.500%, 11/01/2017		1,830,000	1,802,550	0.55
CEDC Finance Corp. International, Inc., FRN 9.000%, 04/30/2018		2,315,127	2,245,673	0.69
CEDC Finance Corp. International, Inc. 10.000%, 04/30/2018(5)		1,373,060	1,228,889	0.38
Credit Bank of Moscow Via CBOM Finance PLC 7.700%, 02/01/2018		2,300,000	2,225,250	0.68
Far East Capital Ltd. S.A. 8.000%, 05/02/2018		2,345,000	1,688,400	0.52
Far East Capital Ltd. S.A. 8.750%, 05/02/2020		1,650,000	1,171,500	0.36
Gazprom Neft OAO Via GPN Capital S.A. 4.375%, 09/19/2022		400,000	344,000	0.11
Gazprom OAO Via Gaz Capital S.A. 6.212%, 11/22/2016		200,000	211,420	0.06
Gazprom OAO Via Gaz Capital S.A. 5.136%, 03/22/2017	EUR	100,000	137,681	0.04
Gazprom OAO Via Gaz Capital S.A. 8.625%, 04/28/2034		100,000	116,000	0.04

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
Metalloinvest Finance Ltd. 5.625%, 04/17/2020		1,315,000	$1,199,938	0.37
Mobile Telesystems OJSC via MTS International Funding Ltd. 8.625%, 06/22/2020		1,635,000	1,888,098	0.58
Mobile Telesystems OJSC via MTS International Funding Ltd. 5.000%, 05/30/2023		390,000	361,725	0.11
Novatek OAO via Novatek Finance Ltd. 5.326%, 02/03/2016		200,000	203,750	0.06
Novatek OAO via Novatek Finance Ltd. 4.422%, 12/13/2022		200,000	174,000	0.05
Petropavlovsk 2010 Ltd. 4.000%, 02/18/2015		1,100,000	825,000	0.25
Promsvyazbank OJSC Via PSB Finance S.A. 11.250%, 07/08/2016		720,000	750,600	0.23
Promsvyazbank OJSC Via PSB Finance S.A. 8.500%, 04/25/2017		1,300,000	1,326,000	0.41
Promsvyazbank OJSC Via PSB Finance S.A. 10.200%, 11/06/2019		1,400,000	1,379,000	0.42
Rosneft Finance S.A. 7.875%, 03/13/2018		100,000	106,875	0.03
Rosneft Finance S.A. 7.250%, 02/02/2020		400,000	422,000	0.13
Rosneft Oil Co. via Rosneft International Finance Ltd. 3.149%, 03/06/2017		400,000	386,000	0.12
Rosneft Oil Co. via Rosneft International Finance Ltd. 4.199%, 03/06/2022		200,000	171,000	0.05
Russian Standard Bank Via Russian Standard Finance S.A. 9.250%, 07/11/2017		1,600,000	1,576,000	0.48
Russian Standard Bank Via Russian Standard Finance S.A. 10.750%, 04/10/2018		1,490,000	1,419,225	0.43
Sberbank of Russia Via SB Capital S.A. 5.499%, 07/07/2015		400,000	408,564	0.12
Severstal OAO Via Steel Capital S.A. 5.900%, 10/17/2022		630,000	611,100	0.19
Sibur Securities Ltd. 3.914%, 01/31/2018		1,000,000	910,000	0.28
Tinkoff Credit Systems Via TCS Finance Ltd. 10.750%, 09/18/2015		1,240,000	1,240,000	0.38
Tinkoff Credit Systems Via TCS Finance Ltd. 14.000%, 06/06/2018		700,000	743,750	0.23
TMK OAO Via TMK Capital S.A. 7.750%, 01/27/2018		1,300,000	1,300,000	0.40
TMK OAO Via TMK Capital S.A. 6.750%, 04/03/2020		1,290,000	1,191,637	0.36
VEB-Leasing Via VEB Leasing Investment Ltd. 5.125%, 05/27/2016		200,000	196,750	0.06
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		2,365,000	2,427,081	0.74
VimpelCom Holdings B.V. 9.000%, 02/13/2018	RUB	23,200,000	604,598	0.19
VimpelCom Holdings B.V. 7.504%, 03/01/2022		2,780,000	2,831,986	0.87
VimpelCom Holdings B.V. 5.950%, 02/13/2023		1,835,000	1,701,962	0.52
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		100,000	98,750	0.03
VTB Bank OJSC Via VTB Capital S.A. 6.465%, 03/04/2015		500,000	508,125	0.16
			42,027,175	12.87
Saudi Arabia (Cost $1,104,204)
SABIC Capital II B.V. 2.625%, 10/03/2018		300,000	303,000	0.09
Saudi Electricity Global Sukuk Co. 2.665%, 04/03/2017		200,000	206,640	0.06
Saudi Electricity Global Sukuk Co. 4.211%, 04/03/2022		200,000	210,750	0.07
Saudi Electricity Global Sukuk Co. 2 5.060%, 04/08/2043		200,000	198,124	0.06

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Saudi Arabia - (continued)
Saudi Electricity Global Sukuk Co. 3 4.000%, 04/08/2024		200,000	$203,750	0.06
			1,122,264	0.34
Singapore (Cost $7,737,695)
Jasper Explorer PLC 13.500%, 05/27/2016(3)		400,000	300,000	0.09
MMI International Ltd. 8.000%, 03/01/2017		200,000	204,822	0.06
Pacnet Ltd. 9.000%, 12/12/2018		800,000	872,000	0.27
Rubicon Offshore Holding Loan 10.000%, 12/06/2019(3)		5,900,000	5,900,000	1.81
SingTel Group Treasury Pte Ltd. 4.500%, 09/08/2021		200,000	220,396	0.07
United Overseas Bank Ltd., FRN 2.875%, 10/17/2022		200,000	201,100	0.06
			7,698,318	2.36
South Africa (Cost $4,900,002)
AngloGold Ashanti Holdings PLC 8.500%, 07/30/2020		290,000	328,135	0.10
Edcon Holdings Pty Ltd. 13.375%, 06/30/2019	EUR	1,300,000	1,567,037	0.48
Edcon Pty Ltd. 9.500%, 03/01/2018	EUR	1,610,000	2,128,007	0.65
Myriad International Holdings B.V. 6.000%, 07/18/2020		400,000	441,000	0.14
Sappi Papier Holding GmbH 8.375%, 06/15/2019		200,000	219,000	0.07
			4,683,179	1.44
South Korea (Cost $3,121,386)
Hana Bank 3.500%, 10/25/2017		200,000	210,142	0.07
Korea Gas Corp. 2.875%, 07/29/2018		1,150,000	1,176,946	0.36
Korea Hydro & Nuclear Power Co. Ltd. 4.750%, 07/13/2021		200,000	219,723	0.07
Lotte Shopping Co. Ltd. 3.875%, 04/07/2016		200,000	207,111	0.06
Lotte Shopping Co. Ltd. 3.375%, 05/09/2017		200,000	207,139	0.06
Shinhan Bank 1.875%, 07/30/2018		500,000	490,141	0.15
SK Innovation Co. Ltd. 3.625%, 08/14/2018		400,000	415,452	0.13
Woori Bank Co. Ltd. 5.875%, 04/13/2021		200,000	226,111	0.07
			3,152,765	0.97
Taiwan (Cost $101,964)
Cathay United Bank Co. Ltd., FRN 5.500%, 10/05/2020		100,000	102,625	0.03
			102,625	0.03
Tanzania (Cost $431,913)
Standard Bank PLC 8.125%, 12/02/2019		400,000	472,000	0.15
			472,000	0.15
Thailand (Cost $627,299)
PTT Global Chemical PCL 4.250%, 09/19/2022		200,000	201,689	0.06
Siam Commercial Bank Ltd. 3.900%, 11/14/2016		400,000	417,828	0.13
			619,517	0.19
Turkey (Cost $2,810,289)
Akbank T.A.S. 5.000%, 10/24/2022		200,000	199,000	0.06
Anadolu Efes Biracilik Ve Malt Sanayii A.S. 3.375%, 11/01/2022		200,000	177,800	0.06
KOC Holding A.S. 3.500%, 04/24/2020		525,000	500,782	0.16
Tupras Turkiye Petrol Rafinerileri A.S. 4.125%, 05/02/2018		200,000	198,500	0.06
Turkiye Garanti Bankasi A.S. 4.750%, 10/17/2019		300,000	303,300	0.09
Turkiye Garanti Bankasi A.S. 5.250%, 09/13/2022		200,000	202,250	0.06
Turkiye Halk Bankasi A.S. 4.750%, 06/04/2019(2)		200,000	201,920	0.06
Turkiye Halk Bankasi A.S. 3.875%, 02/05/2020		200,000	191,600	0.06
Turkiye Is Bankasi 5.000%, 06/25/2021(2)		300,000	300,750	0.09
Yuksel Insaat A.S. 9.500%, 11/10/2015		720,000	527,760	0.16
			2,803,662	0.86
Ukraine (Cost $27,968,288)
Avangardco Investments Public Ltd. 10.000%, 10/29/2015		1,200,000	1,143,000	0.35

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ukraine - (continued)
Commercial Bank Privatbank JSC Via Standard Bank 5.799%, 02/09/2016		420,000	$310,884	0.10
DTEK Finance B.V. 9.500%, 04/28/2015		995,000	880,774	0.27
DTEK Finance PLC 7.875%, 04/04/2018		4,525,000	3,372,030	1.03
Ferrexpo Finance PLC 7.875%, 04/07/2016		2,990,000	2,870,400	0.88
Metinvest B.V. 10.250%, 05/20/2015		2,180,000	1,994,700	0.61
Metinvest B.V. 8.750%, 02/14/2018		4,120,000	3,451,324	1.06
MHP S.A. 10.250%, 04/29/2015		1,570,000	1,610,804	0.49
MHP S.A. 8.250%, 04/02/2020		4,595,000	4,251,294	1.30
Mriya Agro Holding PLC 9.450%, 04/19/2018		2,000,000	1,580,400	0.48
National JSC Naftogaz of Ukraine 9.500%, 09/30/2014		1,800,000	1,750,500	0.54
NTRP Via Interpipe Ltd. 10.250%, 08/02/2017		200,000	150,000	0.05
Oschadbank Via SSB #1 PLC 8.250%, 03/10/2016		453,000	414,586	0.13
Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		300,000	258,000	0.08
UKRLANDFARMING PLC 10.875%, 03/26/2018		2,760,000	2,484,000	0.76
			26,522,696	8.13
United Arab Emirates (Cost $34,941,356)
Abu Dhabi National Energy Co. 5.875%, 12/13/2021		270,000	316,238	0.10
Abu Dhabi National Energy Co. 3.625%, 01/12/2023		700,000	701,750	0.21
ADCB Finance Cayman Ltd., FRN 3.125%, 05/28/2023		200,000	197,000	0.06
Anka a Sukuk Ltd. 10.000%, 08/25/2016	AED	25,400,000	7,675,910	2.35
Dana Gas Sukuk Ltd. 9.000%, 10/31/2017		832,200	815,556	0.25
DP World Ltd. 1.000%, 09/30/2015(3)		3,247,754	3,052,889	0.93
DP World Ltd. 2.500%, 09/30/2018(3)		10,079,753	7,459,017	2.28
DP World Ltd. 3.000%, 09/30/2018(3)		1,527,047	1,099,474	0.34
DP World Ltd. 6.850%, 07/02/2037		700,000	780,500	0.24
DP World Sukuk Ltd. 6.250%, 07/02/2017		700,000	771,750	0.24
Dubai Electricity & Water Authority 6.375%, 10/21/2016		200,000	220,500	0.07
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	3,000,000	5,242,171	1.61
Emaar Sukuk Ltd. 6.400%, 07/18/2019		700,000	794,500	0.24
Emirates NBD PJSC 4.625%, 03/28/2017		200,000	211,420	0.06
Jafz Sukuk Ltd. 7.000%, 06/19/2019		1,780,000	2,045,220	0.63
MAF Global Securities Ltd. 5.250%, 07/05/2019		1,200,000	1,302,600	0.40
MAF Sukuk Ltd. 5.850%, 02/07/2017		200,000	218,250	0.07
Mashreqbank PSC, FRN 1.358%, 01/24/2017		100,000	96,310	0.03
Sukuk Funding No. 3 Ltd. 4.348%, 12/03/2018		1,985,000	2,080,280	0.64
			35,081,335	10.75
Vietnam (Cost $946,759)
Vingroup JSC 11.625%, 05/07/2018		900,000	1,008,000	0.31
			1,008,000	0.31
Total Debt Securities (Cost $311,178,624)			307,463,513	94.19

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Shares	Value	% of Net Assets
Equity Securities

China (Cost $ — )
Emerald Plantation Holdings Ltd.(3)	78,275	$13,306	—
		13,306	—
Kazakhstan (Cost $214,500)
BTA Bank JSC GDR (Registered)	7,399	1,850	—
		1,850	—
Total Equity Securities (Cost $214,500)		15,156	—

	Number of Warrants	Value	% of Net Assets
Warrants

China (Cost $3,926)
Far East Energy Bermuda Ltd., Exp. 08/23/2014, Strike Price $11.92(3)	186,955	$9,535	—

Total Warrants (Cost $3,926)		9,535	—

Total Investments (Total Cost $311,397,050)		307,488,204	94.19

Other Assets Less Liabilities		18,956,146	5.81

Net Assets		$326,444,350	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Security determined to be illiquid by the Investment Manager.
(4)	Issuer has defaulted on terms of debt obligation.
(5)	Security is payment in-kind bond.
(6)	Security has been deemed worthless and is a Level 3 investment.

Percentages shown are based on net assets.

At July 31, 2014, the Ashmore Emerging Markets Corporate Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/04/2014	HSBC Bank PLC	Brazilian Real	1,574,224	United States Dollar	704,729	$(11,695)
08/29/2014	Barclays Wholesale GTS	United States Dollar	367,523	Mexican Peso	4,780,557	6,712
08/29/2014	Goldman Sachs International Ltd. London	United States Dollar	829,905	Mexican Peso	10,825,554	12,850
09/03/2014	HSBC Bank PLC	Brazilian Real	1,574,224	United States Dollar	700,013	(13,207)
09/03/2014	CSFB Global Foreign Exchange London	United States Dollar	770,401	Brazilian Real	1,747,500	7,998
09/03/2014	CSFB Global Foreign Exchange London	United States Dollar	708,160	Brazilian Real	1,606,674	7,197
10/14/2014	Deutsche Bank London	United States Dollar	8,208,520	British Pound	4,797,970	113,362

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
10/14/2014	Barclays Wholesale GTS	United States Dollar	4,188,388	Euro	3,076,259	$68,047
10/14/2014	Deutsche Bank London	United States Dollar	4,189,997	Euro	3,076,259	69,656
10/14/2014	HSBC Bank PLC	United States Dollar	4,126,178	Euro	3,030,344	67,334
10/14/2014	Merrill Lynch International	United States Dollar	149,237	Euro	109,956	1,963
10/30/2014	BNP Paris	Chilean Peso	559,500	United States Dollar	978	(9)
10/31/2014	BNP Paris	Mexican Peso	3,472,874	United States Dollar	266,576	(5,633)
10/31/2014	Citibank London	Mexican Peso	12,213,687	United States Dollar	937,603	(19,897)

Total						$304,678

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Debt Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock	$—	$15,157	$—	$15,157
Corporate Bonds
Singapore	—	1,798,317	5,900,000	7,698,317
All Other Countries	—	266,914,088	—	266,914,088
Corporate Convertible Bonds	—	4,283,089	—	4,283,089
Government Bonds	—	221,000	—	221,000
Index Linked Corporate Bonds	—	1,713,032	—	1,713,032
Financial Certificates	—	15,022,606	—	15,022,606
Bank Loans	—	11,611,380	—	11,611,380
Warrants	—	9,535	—	9,535

Total Investments	$—	$301,588,204	$5,900,000	$307,488,204

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$355,119	$—	$355,119
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(50,441)	—	(50,441)

Total Other Financial Instruments	$—	$304,678	$—	$304,678

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2014 there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending July 31, 2014:

Category and Subcategory	Beginning Balance at 10/31/2013	Purchases	Sales	Realized Gains	Realized Losses	Change in Unrealized Appreciation/ (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 7/31/2014
Investments, at value
Corporate Bonds	$—	$5,900,000	$—	$—	$—	$—	$—	$—	$5,900,000

Total	$—	$5,900,000	$—	$—	$—	$—	$—	$—	$5,900,000

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2014.

Quantitative Information about Level 3 Fair Value Measurements Ashmore Corporate Debt Fund
	Fair Value at 7/31/2014	Valuation Techniques	Unobservable Input
Corporate Bonds	$5,900,000	Price determined by PMVC	Priced at cost

At July 31, 2014, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$311,450,790

Gross tax appreciation of investments	$4,885,935
Gross tax depreciation of investments	(8,848,521)

Net tax depreciation of investments	$(3,962,586)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Brazil (Cost $4,077,993)
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2021	BRL	440,000	$178,793	0.20
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2023	BRL	9,940,000	3,965,144	4.49
			4,143,937	4.69
Chile (Cost $230,252)
Bonos de la Tesoreria de la Republica en pesos 6.000%, 01/01/2020	CLP	20,000,000	37,975	0.04
Chile (Rep of) 5.500%, 08/05/2020	CLP	81,000,000	149,870	0.17
			187,845	0.21
Colombia (Cost $5,661,105)
Colombia (Rep of) 12.000%, 10/22/2015	COP	681,000,000	395,157	0.45
Colombia (Rep of) 7.750%, 04/14/2021	COP	1,110,000,000	664,021	0.75
Colombia (Rep of) 4.375%, 03/21/2023	COP	369,000,000	176,660	0.20
Colombian TES 7.000%, 09/11/2019	COP	761,400,000	421,699	0.48
Colombian TES 7.000%, 05/04/2022	COP	3,417,600,000	1,855,224	2.10
Colombian TES 10.000%, 07/24/2024	COP	925,500,000	609,261	0.69
Colombian TES 7.500%, 08/26/2026	COP	1,287,000,000	711,300	0.80
Colombian TES 6.000%, 04/28/2028	COP	1,444,700,000	695,821	0.79
			5,529,143	6.26
Hungary (Cost $1,871,317)
Hungary (Rep of) 6.750%, 11/24/2017	HUF	173,270,000	819,134	0.93
Hungary (Rep of) 6.500%, 06/24/2019	HUF	47,550,000	226,182	0.26
Hungary (Rep of) 7.000%, 06/24/2022	HUF	82,850,000	411,484	0.46
Hungary (Rep of) 6.000%, 11/24/2023	HUF	87,810,000	413,268	0.47
			1,870,068	2.12
Indonesia (Cost $3,586,500)
Indonesia (Rep of) 9.500%, 06/15/2015	IDR	3,900,000,000	344,271	0.39
Indonesia (Rep of) 5.250%, 05/15/2018	IDR	5,400,000,000	430,274	0.48
Indonesia (Rep of) 7.875%, 04/15/2019	IDR	9,239,000,000	797,614	0.90
Indonesia (Rep of) 11.000%, 11/15/2020	IDR	1,400,000,000	138,942	0.16
Indonesia (Rep of) 8.375%, 03/15/2024	IDR	9,682,000,000	855,930	0.97
Indonesia (Rep of) 6.125%, 05/15/2028	IDR	1,767,000,000	124,205	0.14
Indonesia (Rep of) 9.000%, 03/15/2029	IDR	8,120,000,000	730,818	0.83
			3,422,054	3.87
Malaysia (Cost $4,261,147)
Malaysia (Rep of) 3.394%, 03/15/2017	MYR	1,301,000	406,355	0.46
Malaysia (Rep of) 3.314%, 10/31/2017	MYR	297,000	92,262	0.10
Malaysia (Rep of) 3.580%, 09/28/2018	MYR	1,920,000	600,740	0.68
Malaysia (Rep of) 3.654%, 10/31/2019	MYR	2,567,000	802,270	0.91
Malaysia (Rep of) 4.378%, 11/29/2019	MYR	354,000	114,136	0.13
Malaysia (Rep of) 3.492%, 03/31/2020	MYR	2,870,000	885,895	1.00
Malaysia (Rep of) 4.160%, 07/15/2021	MYR	685,000	219,118	0.25
Malaysia (Rep of) 4.048%, 09/30/2021	MYR	801,000	255,098	0.29
Malaysia (Rep of) 3.418%, 08/15/2022	MYR	164,000	49,752	0.06
Malaysia (Rep of) 4.181%, 07/15/2024	MYR	1,198,000	383,616	0.43
Malaysia (Rep of) 4.392%, 04/15/2026	MYR	400,000	128,863	0.14
Malaysia (Rep of) 4.498%, 04/15/2030	MYR	735,000	237,347	0.27
			4,175,452	4.72

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico (Cost $3,866,537)
Mexican Bonos 9.500%, 12/18/2014	MXN	5,760,000	$445,915	0.50
Mexican Bonos 8.500%, 05/31/2029	MXN	2,970,000	270,565	0.31
Mexican Bonos 7.750%, 05/29/2031	MXN	12,840,000	1,092,031	1.24
Mexican Bonos 10.000%, 11/20/2036	MXN	5,540,000	576,018	0.65
Mexican Bonos 8.500%, 11/18/2038	MXN	4,920,000	446,288	0.50
Mexican Udibonos 4.000%, 11/15/2040	MXN	1,970,000	853,791	0.97
Petroleos Mexicanos 7.190%, 09/12/2024	MXN	2,540,000	195,921	0.22
			3,880,529	4.39
Nigeria (Cost $1,597,275)
Nigeria (Rep of) 16.000%, 06/29/2019	NGN	32,800,000	239,067	0.27
Nigeria OMO Bill 11.720%, 08/14/2014(2)	NGN	42,200,000	259,926	0.30
Nigeria Treasury Bill 11.919%, 08/21/2014(2)	NGN	17,400,000	106,956	0.12
Nigeria Treasury Bill 11.330%, 09/04/2014(2)	NGN	12,128,000	74,248	0.08
Nigeria Treasury Bill 9.878%, 10/09/2014(2)	NGN	55,128,000	334,282	0.38
Nigeria Treasury Bill 10.440%, 10/23/2014(2)	NGN	73,544,000	443,692	0.50
Nigeria Treasury Bill 9.847%, 11/06/2014(2)	NGN	23,000,000	138,295	0.16
			1,596,466	1.81
Peru (Cost $2,128,856)
Peru (Rep of) 8.600%, 08/12/2017	PEN	2,216,000	900,474	1.02
Peru (Rep of) 8.200%, 08/12/2026	PEN	1,719,000	756,888	0.85
Peru (Rep of) 6.950%, 08/12/2031	PEN	471,000	183,066	0.21
Peru (Rep of) 6.900%, 08/12/2037	PEN	698,000	262,083	0.30
Peru (Rep of) 6.850%, 02/12/2042	PEN	174,000	64,038	0.07
			2,166,549	2.45
Philippines (Cost $662,674)
Philippines (Rep of) 4.950%, 01/15/2021	PHP	5,000,000	123,677	0.14
Philippines (Rep of) 3.900%, 11/26/2022	PHP	10,000,000	231,256	0.26
Philippines (Rep of) 6.250%, 01/14/2036	PHP	10,000,000	250,115	0.28
			605,048	0.68
Poland (Cost $3,638,659)
Poland (Rep of) 3.000%, 08/24/2016	PLN	627,000	267,335	0.30
Poland (Rep of) 4.750%, 04/25/2017	PLN	265,000	89,743	0.10
Poland (Rep of) 5.750%, 09/23/2022	PLN	7,532,000	2,819,159	3.19
Poland (Rep of) 2.750%, 08/25/2023	PLN	374,000	150,921	0.17
Poland (Rep of) 4.000%, 10/25/2023	PLN	140,000	46,927	0.06
Poland (Rep of) 5.750%, 04/25/2029	PLN	1,130,000	442,179	0.50
			3,816,264	4.32
Romania (Cost $3,639,526)
Romania (Rep of) 5.800%, 10/26/2015	RON	2,710,000	857,288	0.97
Romania (Rep of) 5.900%, 07/26/2017	RON	6,270,000	2,053,951	2.32
Romania (Rep of) 5.600%, 11/28/2018	RON	170,000	56,854	0.07
Romania (Rep of) 4.750%, 06/24/2019	RON	160,000	51,194	0.06
Romania (Rep of) 5.750%, 04/29/2020	RON	560,000	186,887	0.21
Romania (Rep of) 5.950%, 06/11/2021	RON	90,000	30,154	0.04
Romania (Rep of) 5.850%, 04/26/2023	RON	1,300,000	444,783	0.50
			3,681,111	4.17
Russian Federation (Cost $7,457,283)
Russian Federal Bond - OFZ 6.900%, 08/03/2016	RUB	9,757,000	261,875	0.29
Russian Federal Bond - OFZ 7.400%, 04/19/2017	RUB	19,502,000	523,128	0.59
Russian Federal Bond - OFZ 7.400%, 06/14/2017	RUB	19,647,000	525,357	0.59
Russian Federal Bond - OFZ 6.200%, 01/31/2018	RUB	18,256,000	467,274	0.53
Russian Federal Bond - OFZ 7.500%, 03/15/2018	RUB	23,558,000	625,400	0.71
Russian Federal Bond - OFZ 7.500%, 02/27/2019	RUB	18,114,000	474,793	0.54
Russian Federal Bond - OFZ 6.700%, 05/15/2019	RUB	10,709,000	270,957	0.31

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
Russian Federal Bond - OFZ 6.800%, 12/11/2019	RUB	8,176,000	$205,947	0.23
Russian Federal Bond - OFZ 6.400%, 05/27/2020	RUB	15,860,000	388,413	0.44
Russian Federal Bond - OFZ 7.600%, 04/14/2021	RUB	42,139,000	1,084,471	1.23
Russian Federal Bond - OFZ 7.600%, 07/20/2022	RUB	6,577,000	167,702	0.19
Russian Federal Bond - OFZ 7.000%, 01/25/2023	RUB	15,459,000	377,787	0.43
Russian Federal Bond - OFZ 7.000%, 08/16/2023	RUB	12,997,000	315,206	0.36
Russian Federal Bond - OFZ 8.150%, 02/03/2027	RUB	24,803,000	641,443	0.72
Russian Federal Bond - OFZ 7.050%, 01/19/2028	RUB	19,393,000	452,400	0.51
			6,782,153	7.67
South Africa (Cost $13,904,963)
South Africa (Rep of) 8.250%, 09/15/2017	ZAR	48,300,000	4,641,178	5.25
South Africa (Rep of) 8.000%, 12/21/2018	ZAR	17,400,000	1,656,448	1.87
South Africa (Rep of) 7.750%, 02/28/2023	ZAR	19,200,000	1,753,730	1.99
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	14,000,000	1,523,628	1.72
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	19,700,000	1,556,600	1.76
South Africa (Rep of) 6.250%, 03/31/2036	ZAR	7,000,000	486,553	0.55
South Africa (Rep of) 6.500%, 02/28/2041	ZAR	5,500,000	384,420	0.44
South Africa (Rep of) 8.750%, 02/28/2048	ZAR	3,200,000	287,946	0.33
Transnet SOC Ltd. 9.500%, 05/13/2021	ZAR	2,200,000	204,781	0.23
			12,495,284	14.14
Thailand (Cost $4,194,594)
Thailand (Rep of) 3.875%, 06/13/2019	THB	55,870,000	1,803,569	2.04
Thailand (Rep of) 1.200%, 07/14/2021	THB	16,200,000	529,156	0.60
Thailand (Rep of) 3.650%, 12/17/2021	THB	14,437,000	455,975	0.51
Thailand (Rep of) 3.625%, 06/16/2023	THB	33,607,000	1,050,029	1.19
Thailand (Rep of) 1.250%, 03/12/2028	THB	8,000,000	236,948	0.27
			4,075,677	4.61
Turkey (Cost $7,629,905)
Turkey (Rep of) 8.300%, 04/10/2014	TRY	1,739,000	807,497	0.91
Turkey (Rep of) 8.300%, 10/07/2015	TRY	937,000	437,497	0.49
Turkey (Rep of) 10.400%, 03/27/2019	TRY	1,378,000	689,386	0.78
Turkey (Rep of) 4.000%, 04/01/2020	TRY	993,000	713,458	0.81
Turkey (Rep of) 9.500%, 01/12/2022	TRY	1,180,000	574,911	0.65
Turkey (Rep of) 3.000%, 02/23/2022	TRY	2,516,000	1,515,613	1.71
Turkey (Rep of) 8.500%, 09/14/2022	TRY	1,230,000	563,683	0.64
Turkey (Rep of) 7.100%, 03/08/2023	TRY	2,183,000	914,847	1.04
Turkey (Rep of) 8.800%, 09/27/2023	TRY	1,510,000	703,981	0.80
Turkey (Rep of) 10.400%, 03/20/2024	TRY	425,000	218,916	0.25
			7,139,789	8.08
Uruguay (Cost $1,498,292)
Uruguay (Rep of) 5.000%, 09/14/2018(3)	UYU	5,200,000	439,842	0.50
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	1,929,000	158,885	0.18
Uruguay (Rep of) 4.375%, 12/15/2028	UYU	6,300,000	373,772	0.42
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	3,370,000	254,264	0.29

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Uruguay - (continued)
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	700,000	$83,964	0.09
			1,310,727	1.48
Total Debt Securities (Cost $69,906,878)			66,878,096	75.67
Total Investments in Securities (Cost $69,906,878)			66,878,096	75.67

Fully Funded Total Return Swaps

Indonesia (Cost $3,532,331)
Indonesia (Rep of) 5.250%, 05/15/2018		2,000,000,000	159,361	0.18
Indonesia (Rep of) 7.875%, 04/15/2019		2,000,000,000	172,934	0.19
Indonesia (Rep of) 7.875%, 03/15/2024		4,900,000,000	433,181	0.49
Indonesia (Rep of) 7.000%, 05/15/2027	IDR	10,866,000,000	837,651	0.95
Indonesia (Rep of) 9.000%, 03/15/2029	IDR	3,500,000,000	315,506	0.36
Indonesia (Rep of) 10.500%, 08/15/2030		600,000,000	60,998	0.07
Indonesia (Rep of) 8.375%, 03/15/2034	IDR	13,352,000,000	1,122,769	1.27
Indonesia (Rep of), Issued by HSBC, 10.500%, 08/15/2030	IDR	2,180,000,000	219,836	0.25
Indonesia (Rep of), Issued by HSBC, 8.250%, 06/15/2032	IDR	30,000,000	2,498	—
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/15/2030	IDR	1,230,000,000	124,036	0.14
			3,448,770	3.90
Total Fully Funded Total Return Swaps (Cost $3,532,331)			3,448,770	3.90

Total Investments (Total Cost $73,439,209)			70,326,866	79.57

Other Assets Less Liabilities			18,057,615	20.43

Net Assets			$88,384,481	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	Security determined to be illiquid by the Investment Manager.

Percentages shown are based on net assets.

At July 31, 2014, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/04/2014	CSFB Global Foreign Exchange London	Brazilian Real	961,263	United States Dollar	430,770	$(7,585)
08/04/2014	HSBC Bank PLC	Brazilian Real	15,242,038	United States Dollar	6,823,367	(113,232)
08/04/2014	Morgan Stanley & Co. International	Brazilian Real	3,597,827	United States Dollar	1,618,820	(34,917)
08/04/2014	Merrill Lynch International	Turkish Lira	2,435,968	United States Dollar	1,161,778	(26,010)
08/04/2014	Goldman Sachs Intl Ltd. London	United States Dollar	646,782	Brazilian Real	1,438,243	13,611
08/04/2014	Union Bank of Switzerland - London	United States Dollar	50,000	Brazilian Real	111,075	1,100
08/25/2014	Morgan Stanley & Co. International	Colombian Peso	548,197,065	United States Dollar	294,255	(2,995)
08/25/2014	Morgan Stanley & Co. International	Colombian Peso	973,532,778	United States Dollar	520,745	(3,502)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/25/2014	CSFB Global Foreign Exchange London	United States Dollar	579,120	Colombian Peso	1,091,351,640	$(721)
08/25/2014	Deutsche Bank London	United States Dollar	886,260	Colombian Peso	1,669,713,837	(867)
08/26/2014	Merrill Lynch International	Philippine Peso	7,871,500	United States Dollar	182,000	(1,731)
08/28/2014	Deutsche Bank London	Indian Rupee	48,770,623	United States Dollar	795,654	2,393
08/28/2014	HSBC Bank PLC	United States Dollar	49,437	Indian Rupee	2,984,000	609
08/29/2014	Goldman Sachs Intl Ltd. London	Colombian Peso	1,752,502,500	United States Dollar	945,000	(14,318)
08/29/2014	Standard Chartered London	Colombian Peso	704,884,659	United States Dollar	374,230	105
08/29/2014	Deutsche Bank London	Czech Koruna	69,393	United States Dollar	3,407	(49)
08/29/2014	Deutsche Bank London	Czech Koruna	8,047,095	United States Dollar	400,310	(10,847)
08/29/2014	Union Bank of Switzerland -London	Hungarian Forint	161,480,000	United States Dollar	705,553	(17,491)
08/29/2014	Barclays Wholesale GTS	Malaysian Ringgit	514,960	United States Dollar	160,000	86
08/29/2014	BNP Paris	Malaysian Ringgit	6,318,100	United States Dollar	1,948,768	15,340
08/29/2014	Deutsche Bank London	Malaysian Ringgit	419,744	United States Dollar	130,000	486
08/29/2014	Barclays Wholesale GTS	Mexican Peso	7,482,167	United States Dollar	575,219	(10,505)
08/29/2014	Goldman Sachs Intl Ltd. London	Mexican Peso	16,943,340	United States Dollar	1,298,905	(20,112)
08/29/2014	Barclays Wholesale GTS	Philippine Peso	8,237,198	United States Dollar	189,133	(582)
08/29/2014	Merrill Lynch International	Philippine Peso	10,604,000	United States Dollar	243,854	(1,127)
08/29/2014	Union Bank of Switzerland -London	Philippine Peso	17,218,302	United States Dollar	396,461	(2,331)
08/29/2014	Barclays Wholesale GTS	Polish Zloty	209,633	United States Dollar	68,655	(1,599)
08/29/2014	Barclays Wholesale GTS	Polish Zloty	3,454,104	United States Dollar	1,125,354	(20,484)
08/29/2014	Deutsche Bank London	Polish Zloty	765,487	United States Dollar	248,650	(3,792)
08/29/2014	Deutsche Bank London	Romanian Leu	1,658,561	United States Dollar	511,045	(10,163)
08/29/2014	CSFB Global Foreign Exchange London	Russian Ruble	47,622,015	United States Dollar	1,325,256	903
08/29/2014	Deutsche Bank London	Russian Ruble	8,128,194	United States Dollar	226,362	(11)
08/29/2014	Morgan Stanley & Co. International	Russian Ruble	36,936,695	United States Dollar	1,027,732	866
08/29/2014	Morgan Stanley & Co. International	Russian Ruble	40,932,109	United States Dollar	1,144,154	(4,293)
08/29/2014	Merrill Lynch International	South African Rand	1,587,848	United States Dollar	147,419	(64)
08/29/2014	Barclays Wholesale GTS	Thai Baht	6,143,619	United States Dollar	190,867	195
08/29/2014	Chase Manhattan Bank London	Thai Baht	9,048,800	United States Dollar	276,131	5,280
08/29/2014	Deutsche Bank London	Thai Baht	3,760,469	United States Dollar	115,591	1,356
08/29/2014	HSBC Bank PLC	Thai Baht	1,300,000	United States Dollar	39,963	466
08/29/2014	Standard Chartered London	Thai Baht	1,900,000	United States Dollar	58,395	693
08/29/2014	Standard Chartered London	Thai Baht	20,728,500	United States Dollar	650,000	(5,361)
08/29/2014	Union Bank of Switzerland - London	Thai Baht	8,652,000	United States Dollar	265,114	3,956
08/29/2014	Merrill Lynch International	Turkish Lira	609,538	United States Dollar	282,272	285
08/29/2014	Morgan Stanley & Co. International	Turkish Lira	609,538	United States Dollar	282,566	(9)
08/29/2014	Standard Chartered London	Turkish Lira	726,448	United States Dollar	344,174	(7,422)
08/29/2014	Deutsche Bank London	United States Dollar	400,336	Czech Koruna	8,116,488	7,514
08/29/2014	BNP Paris	United States Dollar	160,000	Hungarian Forint	37,328,000	946
08/29/2014	Union Bank of Switzerland -London	United States Dollar	394,746	Hungarian Forint	88,008,729	19,744
08/29/2014	Union Bank of Switzerland - London	United States Dollar	60,000	Hungarian Forint	13,610,166	2,007
08/29/2014	Union Bank of Switzerland - London	United States Dollar	60,000	Hungarian Forint	13,612,812	1,996
08/29/2014	Union Bank of Switzerland - London	United States Dollar	192,766	Indonesian Rupiah	2,269,824,523	2,078
08/29/2014	Chase Manhattan Bank London	United States Dollar	100,659	Malaysian Ringgit	320,911	897
08/29/2014	Chase Manhattan Bank London	United States Dollar	1,412,054	Romanian Leu	4,618,688	17,221
08/29/2014	Citibank London	United States Dollar	749,483	Russian Ruble	26,719,084	5,421
08/29/2014	CSFB Global Foreign Exchange London	United States Dollar	420,000	Russian Ruble	14,493,150	16,401
08/29/2014	Morgan Stanley & Co. International	United States Dollar	1,731,808	Russian Ruble	61,919,931	7,486
08/29/2014	CSFB Global Foreign Exchange London	United States Dollar	264,040	South African Rand	2,783,670	5,711
08/29/2014	HSBC Bank PLC	United States Dollar	82,975	Thai Baht	2,700,000	(993)
08/29/2014	Chase Manhattan Bank London	United States Dollar	90,000	Turkish Lira	193,682	217
08/29/2014	Deutsche Bank London	United States Dollar	70,000	Turkish Lira	168,105	(7,927)
08/29/2014	Deutsche Bank London	United States Dollar	242,275	Turkish Lira	583,786	(28,344)
09/03/2014	HSBC Bank PLC	Brazilian Real	18,251,810	United States Dollar	8,116,064	(153,123)
09/30/2014	Barclays Wholesale GTS	Hungarian Forint	69,343,761	United States Dollar	307,279	(12,180)
09/30/2014	Chase Manhattan Bank London	Hungarian Forint	77,427,493	United States Dollar	341,640	(12,140)
09/30/2014	Barclays Wholesale GTS	Indian Rupee	17,784,370	United States Dollar	291,165	(1,817)
09/30/2014	Merrill Lynch International	Indian Rupee	23,672,000	United States Dollar	386,513	(1,375)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
09/30/2014	Deutsche Bank London	Malaysian Ringgit	6,400,000	United States Dollar	1,968,322	$17,169
09/30/2014	Barclays Wholesale GTS	Philippine Peso	10,783,495	United States Dollar	247,959	(1,279)
09/30/2014	BNP Paris	Polish Zloty	3,510,000	United States Dollar	1,138,465	(18,084)
09/30/2014	Barclays Wholesale GTS	Russian Ruble	1,641,921	United States Dollar	47,614	(2,408)
09/30/2014	Barclays Wholesale GTS	Thai Baht	11,874,803	United States Dollar	364,314	4,397
09/30/2014	Union Bank of - Switzerland London	Thai Baht	9,072,000	United States Dollar	278,581	3,103
09/30/2014	Union Bank of - Switzerland London	Thai Baht	13,828,242	United States Dollar	430,947	(1,583)
09/30/2014	Goldman Sachs Intl Ltd. London	Turkish Lira	920,000	United States Dollar	428,485	(4,791)
09/30/2014	Deutsche Bank London	United States Dollar	455,000	Hungarian Forint	105,632,800	5,470
10/17/2014	BNP Paris	Hungarian Forint	117,629,506	United States Dollar	514,093	(13,759)
10/17/2014	Deutsche Bank London	United States Dollar	455,000	Hungarian Forint	105,327,950	6,991
10/30/2014	Goldman Sachs Intl Ltd. London	Chilean Peso	13,739,175	United States Dollar	24,210	(410)
10/30/2014	BNP Paris	United States Dollar	79,068	Chilean Peso	45,215,061	743
10/31/2014	Chase Manhattan Bank London	Colombian Peso	1,214,809,856	United States Dollar	649,315	(8,492)
10/31/2014	CSFB Global Foreign Exchange London	Colombian Peso	2,122,793,460	United States Dollar	1,137,800	(18,007)
10/31/2014	Barclays Wholesale GTS	Hungarian Forint	67,974,663	United States Dollar	294,975	(5,972)
10/31/2014	Union Bank of - Switzerland London	Hungarian Forint	71,045,087	United States Dollar	310,000	(7,943)
10/31/2014	Citibank London	Indian Rupee	17,201,536	United States Dollar	282,920	(4,293)
10/31/2014	Citibank London	Malaysian Ringgit	2,701,465	United States Dollar	845,000	(8,400)
10/31/2014	BNP Paris	Mexican Peso	9,972,211	United States Dollar	765,462	(16,175)
10/31/2014	Chase Manhattan Bank London	Mexican Peso	29,982,543	United States Dollar	2,300,530	(47,716)
10/31/2014	Citibank London	Mexican Peso	35,071,082	United States Dollar	2,692,287	(57,133)
10/31/2014	Union Bank of - Switzerland London	Mexican Peso	34,060,081	United States Dollar	2,607,371	(48,181)
10/31/2014	Deutsche Bank London	Peruvian Neuvo Sol	704,265	United States Dollar	250,450	(1,683)
10/31/2014	ANZ Banking Corp. Melbourne	Philippine Peso	23,733,880	United States Dollar	548,000	(5,269)
10/31/2014	Barclays Wholesale GTS	Philippine Peso	10,783,495	United States Dollar	248,508	(1,917)
10/31/2014	Chase Manhattan Bank London	Philippine Peso	22,544,163	United States Dollar	519,870	(4,344)
10/31/2014	Citibank London	Polish Zloty	1,790,000	United States Dollar	577,494	(7,166)
10/31/2014	Goldman Sachs Intl Ltd. London	Polish Zloty	2,690,150	United States Dollar	870,000	(12,867)
10/31/2014	Goldman Sachs Intl Ltd. London	Polish Zloty	2,930,000	United States Dollar	947,193	(13,640)
10/31/2014	BNP Paris	Thai Baht	7,298,597	United States Dollar	226,608	(280)
10/31/2014	BNP Paris	Thai Baht	23,775,090	United States Dollar	740,000	(2,738)
10/31/2014	Deutsche Bank London	Thai Baht	6,914,121	United States Dollar	214,474	(68)
10/31/2014	Merrill Lynch International	Thai Baht	7,693,093	United States Dollar	238,472	90
10/31/2014	Goldman Sachs Intl Ltd. London	Turkish Lira	3,105,566	United States Dollar	1,455,640	(35,180)
10/31/2014	HSBC Bank PLC	Turkish Lira	900,000	United States Dollar	415,868	(4,215)
10/31/2014	Citibank London	United States Dollar	196,455	Colombian Peso	366,192,066	3,285
10/31/2014	Merrill Lynch International	United States Dollar	1,356,317	Euro	1,013,008	(599)
10/31/2014	Merrill Lynch International	United States Dollar	1,351,898	Euro	1,010,365	(1,477)
10/31/2014	Citibank London	United States Dollar	643,557	Mexican Peso	8,495,596	5,219
10/31/2014	Citibank London	United States Dollar	426,443	Mexican Peso	5,634,591	3,074
10/31/2014	CSFB Global Foreign Exchange London	United States Dollar	610,052	Mexican Peso	7,955,882	12,266
10/31/2014	BNP Paris	United States Dollar	857,644	Peruvian Neuvo Sol	2,416,840	3,947
10/31/2014	Citibank London	United States Dollar	362,255	Peruvian Neuvo Sol	1,019,022	2,307
10/31/2014	Merrill Lynch International	United States Dollar	180,000	Polish Zloty	562,914	645
10/31/2014	Goldman Sachs Intl Ltd. London	United States Dollar	250,000	Romanian Leu	821,251	2,677
10/31/2014	Liaison	United States Dollar	895,706	Romanian Leu	2,950,902	7,030
10/31/2014	CSFB Global Foreign Exchange London	United States Dollar	428,965	Russian Ruble	15,444,873	7,671
10/31/2014	CSFB Global Foreign Exchange London	United States Dollar	270,000	Russian Ruble	9,825,300	1,993
10/31/2014	Deutsche Bank London	United States Dollar	190,000	South African Rand	2,065,528	388
10/31/2014	Goldman Sachs Intl Ltd. London	United States Dollar	170,000	South African Rand	1,817,984	3,112
10/31/2014	Merrill Lynch International	United States Dollar	593,497	South African Rand	6,384,845	7,380
10/31/2014	Morgan Stanley & Co. International	United States Dollar	816,264	South African Rand	8,814,954	7,067
10/31/2014	Union Bank of - Switzerland London	United States Dollar	2,078,552	South African Rand	22,349,918	26,870
10/31/2014	Merrill Lynch International	United States Dollar	1,141,485	Turkish Lira	2,435,968	27,293
11/10/2014	Deutsche Bank London	Peruvian Neuvo Sol	440,839	United States Dollar	150,534	5,038
11/10/2014	Morgan Stanley & Co. International	Peruvian Neuvo Sol	380,209	United States Dollar	129,631	4,544
03/04/2015	HSBC Bank PLC	Chinese Offshore Yuan	11,149,600	United States Dollar	1,810,000	(29,575)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/19/2015	Standard Chartered London	Chinese Offshore Yuan	3,268,774	United States Dollar	523,548	$(1,914)
03/19/2015	Standard Chartered London	Chinese Offshore Yuan	7,899,790	United States Dollar	1,267,821	(7,164)
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	7,218,720	United States Dollar	1,080,000	70,719
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	8,846,915	United States Dollar	1,349,129	61,136
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	22,111	United States Dollar	3,374	151
04/13/2015	HSBC Bank PLC	United States Dollar	670,000	Chinese Offshore Yuan	4,330,210	(20,268)
04/13/2015	HSBC Bank PLC	United States Dollar	670,000	Chinese Offshore Yuan	4,343,945	(22,458)
04/13/2015	HSBC Bank PLC	United States Dollar	1,130,000	Chinese Offshore Yuan	7,413,591	(51,783)
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	7,307,150	United States Dollar	1,113,895	49,939
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	1,413,570	United States Dollar	213,337	11,807
05/04/2015	Standard Chartered London	United States Dollar	1,340,000	Chinese Offshore Yuan	8,720,720	(48,977)
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	4,780,030	United States Dollar	719,234	40,213
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	125,800	United States Dollar	19,129	858
07/17/2015	Standard Chartered London	United States Dollar	740,000	Chinese Offshore Yuan	4,905,830	(39,434)
03/06/2017	HSBC Bank PLC	United States Dollar	1,810,000	Chinese Offshore Yuan	11,296,210	36,516
03/20/2017	Standard Chartered London	United States Dollar	1,267,821	Chinese Offshore Yuan	7,998,680	12,200
03/20/2017	Standard Chartered London	United States Dollar	523,548	Chinese Offshore Yuan	3,314,060	3,312

Total						$(525,672)

At July 31, 2014, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gain/(Loss)	Counterparty
Brazil CETIP Interbank Deposit Rate	12.303%	BRL	6,431,371	01/02/2017	$73,138	HSBC
Brazil CETIP Interbank Deposit Rate	12.450%	BRL	10,513,108	01/02/2017	132,646	HSBC
Brazil CETIP Interbank Deposit Rate	12.285%	BRL	1,462,989	01/02/2017	15,205	HSBC
Brazil CETIP Interbank Deposit Rate	11.770%	BRL	6,783,262	01/04/2021	15,962	HSBC
Brazil CETIP Interbank Deposit Rate	11.705%	BRL	1,168,797	01/04/2021	723	HSBC
Brazil CETIP Interbank Deposit Rate	11.200%	BRL	3,472,921	01/02/2017	(6,692)	HSBC
Brazil CETIP Interbank Deposit Rate	11.415%	BRL	1,398,782	01/04/2021	(9,754)	HSBC
Mexico Interbank TIIE 28 Day Rate	6.285%	MXN	42,000,000	03/05/2024	27,021	HSBC
Mexico Interbank TIIE 28 Day Rate	6.030%	MXN	7,641,000	07/12/2014	(8,734)	HSBC
MYR-KLIBOR-BNM 3 Month	3.725%	MYR	1,300,000	04/09/2023	(18,793)	Barclays Capital
WIBOR Poland 6 Month	3.655%	PLN	1,800,000	02/26/2019	22,532	HSBC
WIBOR Poland 6 Month	3.560%	PLN	800,000	04/01/2019	8,594	HSBC
WIBOR Poland 6 Month	3.570%	PLN	1,000,000	04/03/2019	10,880	HSBC
WIBOR Poland 6 Month	3.865%	PLN	550,000	02/22/2023	9,692	HSBC

					$272,420

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

At July 31, 2014, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared swap contracts outstanding:

	Receive Rate/	Notional		Expiration	Unrealized		Variation Margin
Pay Rate Index/Pay Rate	Receive Rate Index	Amount		Date	Gain/(Loss)	Counterparty	Asset
3.250%	WIBOR Poland 6 Month	PLN	250,000	12/07/2017	$(2,801)	HSBC	$38,452

					$(2,801)		$38,452

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$400,702	$—	$400,702
Government Bonds	—	60,899,445	—	60,899,445
Index Linked Government Bonds	—	5,577,949	—	5,577,949
Fully Funded Total Return Swaps	—	3,448,770	—	3,448,770

Total Investments	$—	$70,326,866	$—	$70,326,866

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$591,989	$—	$591,989
Interest Rate Swap Contracts	—	316,393	—	316,393
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(1,117,661)	—	(1,117,661)
Interest Rate Swap Contracts	—	(43,973)	—	(43,973)
Centrally Cleared Swap Contracts		(2,801)		(2,801)

Total Other Financial Instruments	$—	$(256,053)	$—	$(256,053)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

At July 31, 2014, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$73,741,945

Gross tax appreciation of investments	$540,406
Gross tax depreciation of investments	(3,955,485)

Net tax depreciation of investments	$(3,415,079)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS CURRENCY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2014 (Unaudited)

				% of Net
	Currency(1)	Par	Value	Assets
Debt Securities

Brazil (Cost $897,531)
Brazil Letras do Tesouro Nacional 10.330%, 01/01/2016(2)	BRL	770,000	$291,565	2.93
Brazil Letras do Tesouro Nacional 9.755%, 01/01/2017(2)	BRL	710,000	239,954	2.42
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2021	BRL	180,000	73,147	0.74
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2023	BRL	520,000	207,438	2.09
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2025	BRL	260,000	101,646	1.02
			913,750	9.20
Colombia (Cost $127,988)
Colombian TES 7.000%, 05/04/2022	COP	88,000,000	47,770	0.48
Colombian TES 10.000%, 07/24/2024	COP	56,000,000	36,865	0.37
Colombian TES 6.000%, 04/28/2028	COP	60,000,000	28,898	0.29
Emgesa S.A. ESP 8.750%, 01/25/2021	COP	30,000,000	17,327	0.18
			130,860	1.32
Mexico (Cost $693,190)
Mexican Bonos 6.000%, 06/18/2015	MXN	3,980,000	308,533	3.11
Mexican Bonos 7.750%, 05/29/2031	MXN	340,000	28,917	0.29
Mexican Udibonos 5.000%, 06/16/2016	MXN	720,000	305,989	3.08
Mexican Udibonos 4.000%, 11/15/2040	MXN	110,000	47,673	0.48
			691,112	6.96
Romania (Cost $148,034)
Romania Government Bond 6.000%, 04/30/2015	RON	290,000	90,142	0.91
Romania Government Bond 5.800%, 10/26/2015	RON	80,000	25,308	0.25
Romania Government Bond 5.900%, 07/26/2017	RON	70,000	22,931	0.23
Romania Government Bond 5.600%, 11/28/2018	RON	30,000	10,033	0.10
			148,414	1.49
South Africa (Cost $166,169)
South Africa (Rep of) 8.250%, 09/15/2017	ZAR	1,710,000	164,315	1.66
			164,315	1.66
Uruguay (Cost $144,328)
Uruguay (Rep of) 5.000%, 09/14/2018(3)	UYU	50,000	4,229	0.04
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	1,640,000	135,081	1.36
			139,310	1.40
Total Debt Securities (Cost $2,177,240)			2,187,761	22.03

Total Investments (Total Cost $2,177,240)			2,187,761	22.03

Other Assets Less Liabilities			7,742,203	77.97

Net Assets			$9,929,964	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	Security determined to be illiquid by the Investment Manager.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

At July 31, 2014, the Ashmore Emerging Markets Currency Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/04/2014	Morgan Stanley & Co. International	Brazilian Real	54,500	United States Dollar	24,383	$(390)
08/04/2014	Goldman Sachs Intl Ltd. London	United States Dollar	25,220	Brazilian Real	56,169	492
08/04/2014	HSBC Bank PLC	United States Dollar	33,638	Brazilian Real	75,140	558
08/25/2014	Morgan Stanley & Co. International	Colombian Peso	67,263,615	United States Dollar	36,105	(368)
08/25/2014	Morgan Stanley & Co. International	Colombian Peso	119,451,703	United States Dollar	63,895	(430)
08/26/2014	Merrill Lynch International	Philippine Peso	951,500	United States Dollar	22,000	(209)
08/28/2014	Deutsche Bank London	Indian Rupee	6,920,155	United States Dollar	112,897	340
08/28/2014	Union Bank of Switzerland - London	Korean Won	263,900,000	United States Dollar	260,000	(4,745)
08/29/2014	Citibank London	Chinese Yuan Renminbi	61,715	United States Dollar	10,000	(17)
08/29/2014	HSBC Bank PLC	Chinese Yuan Renminbi	6,220,789	United States Dollar	1,006,356	(81)
08/29/2014	Deutsche Bank London	Czech Koruna	17,174,958	United States Dollar	854,385	(23,152)
08/29/2014	Union Bank of Switzerland - London	Hungarian Forint	2,268,361	United States Dollar	10,000	(335)
08/29/2014	Union Bank of Switzerland - London	Hungarian Forint	37,790,000	United States Dollar	165,116	(4,093)
08/29/2014	Union Bank of Switzerland - London	Indonesian Rupiah	4,637,696,838	United States Dollar	393,860	(4,247)
08/29/2014	Barclays Wholesale GTS	Malaysian Ringgit	32,185	United States Dollar	10,000	5
08/29/2014	Barclays Wholesale GTS	Malaysian Ringgit	71,535	United States Dollar	22,481	(243)
08/29/2014	BNP Paris	Malaysian Ringgit	98,545	United States Dollar	30,395	239
08/29/2014	Barclays Wholesale GTS	Mexican Peso	3,053,336	United States Dollar	234,737	(4,287)
08/29/2014	Goldman Sachs Intl Ltd. London	Mexican Peso	6,914,268	United States Dollar	530,059	(8,207)
08/29/2014	Barclays Wholesale GTS	Philippine Peso	1,105,347	United States Dollar	25,380	(78)
08/29/2014	Merrill Lynch International	Philippine Peso	1,422,000	United States Dollar	32,701	(151)
08/29/2014	Union Bank of Switzerland - London	Philippine Peso	2,309,653	United States Dollar	53,181	(313)
08/29/2014	Deutsche Bank London	Polish Zloty	106,494	United States Dollar	34,593	(529)
08/29/2014	Deutsche Bank London	Romanian Leu	774,054	United States Dollar	238,505	(4,743)
08/29/2014	Baring Securities New York	Russian Ruble	264,989	United States Dollar	7,373	53
08/29/2014	CSFB Global Foreign Exchange London	Russian Ruble	987,704	United States Dollar	27,486	19
08/29/2014	Goldman Sachs Intl Ltd. London	Russian Ruble	1,057,634	United States Dollar	29,551	(99)
08/29/2014	Morgan Stanley & Co. International	Russian Ruble	4,894,475	United States Dollar	136,185	115
08/29/2014	Morgan Stanley & Co. International	Russian Ruble	1,219,982	United States Dollar	34,102	(128)
08/29/2014	Morgan Stanley & Co. International	Russian Ruble	21,840,773	United States Dollar	610,854	(2,641)
08/29/2014	CSFB Global Foreign Exchange London	South African Rand	129,907	United States Dollar	12,322	(266)
08/29/2014	Barclays Wholesale GTS	Thai Baht	1,926,455	United States Dollar	59,850	61
08/29/2014	Chase Manhattan Bank London	Thai Baht	562,000	United States Dollar	17,150	328
08/29/2014	Citibank London	Thai Baht	329,850	United States Dollar	10,000	258
08/29/2014	Union Bank of Switzerland - London	Thai Baht	538,000	United States Dollar	16,485	246
08/29/2014	Merrill Lynch International	Turkish Lira	121,730	United States Dollar	56,372	57
08/29/2014	Morgan Stanley & Co. International	Turkish Lira	121,730	United States Dollar	56,431	(2)
08/29/2014	Standard Chartered London	Turkish Lira	213,059	United States Dollar	100,942	(2,177)
08/29/2014	Deutsche Bank London	United States Dollar	538,850	Czech Koruna	10,924,754	10,114
08/29/2014	Union Bank of Switzerland - London	United States Dollar	29,153	Hungarian Forint	6,499,754	1,458
08/29/2014	Chase Manhattan Bank London	United States Dollar	262,832	Romanian Leu	859,699	3,206
08/29/2014	CSFB Global Foreign Exchange London	United States Dollar	30,000	Russian Ruble	1,035,225	1,171
08/29/2014	Deutsche Bank London	United States Dollar	64,194	Turkish Lira	154,681	(7,510)
09/03/2014	HSBC Bank PLC	United States Dollar	34,155	Brazilian Real	76,809	645
09/30/2014	Barclays Wholesale GTS	Indian Rupee	2,523,323	United States Dollar	41,312	(258)
09/30/2014	Merrill Lynch International	Indian Rupee	3,359,000	United States Dollar	54,845	(195)
09/30/2014	Union Bank of Switzerland - London	Korean Won	763,488,033	United States Dollar	746,972	(9,901)
09/30/2014	Deutsche Bank London	Malaysian Ringgit	513,825	United States Dollar	158,027	1,378
09/30/2014	Barclays Wholesale GTS	Philippine Peso	4,889,630	United States Dollar	112,434	(580)
09/30/2014	BNP Paris	Polish Zloty	490,000	United States Dollar	158,931	(2,524)
09/30/2014	Barclays Wholesale GTS	Russian Ruble	2,135,593	United States Dollar	61,930	(3,132)
09/30/2014	Merrill Lynch International	Singapore Dollar	1,030,558	United States Dollar	830,158	(4,052)
09/30/2014	ANZ Banking Corp. Melbourne	Taiwan Dollar	9,465,704	United States Dollar	316,314	(1,309)
09/30/2014	Citibank London	Taiwan Dollar	9,237,398	United States Dollar	308,788	(1,380)
09/30/2014	Barclays Wholesale GTS	Thai Baht	2,605,429	United States Dollar	79,933	965
09/30/2014	Union Bank of Switzerland - London	Thai Baht	1,992,000	United States Dollar	61,170	681

ASHMORE EMERGING MARKETS CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
09/30/2014	Union Bank of Switzerland - London	Thai Baht	4,336,123	United States Dollar	135,132	$(496)
09/30/2014	Goldman Sachs Intl Ltd. London	Turkish Lira	280,000	United States Dollar	130,408	(1,458)
09/30/2014	Deutsche Bank London	United States Dollar	100,000	Hungarian Forint	23,216,000	1,202
09/30/2014	Barclays Wholesale GTS	United States Dollar	31,586	Russian Ruble	1,089,206	1,598
10/17/2014	Deutsche Bank London	United States Dollar	100,000	Hungarian Forint	23,149,000	1,536
10/30/2014	BNP Paris	Chilean Peso	78,133,027	United States Dollar	136,632	(1,284)
10/31/2014	Chase Manhattan Bank London	Colombian Peso	220,715,476	United States Dollar	117,972	(1,543)
10/31/2014	Barclays Wholesale GTS	Hungarian Forint	15,913,997	United States Dollar	69,059	(1,398)
10/31/2014	HSBC Bank PLC	Indian Rupee	17,653,429	United States Dollar	288,950	(3,004)
10/31/2014	Standard Chartered London	Indian Rupee	29,592,000	United States Dollar	485,353	(6,029)
10/31/2014	Merrill Lynch International	Israeli Shekel	500,215	United States Dollar	146,704	(568)
10/31/2014	BNP Paris	Malaysian Ringgit	318,000	United States Dollar	99,359	(880)
10/31/2014	Chase Manhattan Bank London	Malaysian Ringgit	410,000	United States Dollar	128,470	(1,500)
10/31/2014	ANZ Banking Corp. Melbourne	Philippine Peso	2,945,080	United States Dollar	68,000	(654)
10/31/2014	Barclays Wholesale GTS	Philippine Peso	4,889,630	United States Dollar	112,682	(869)
10/31/2014	Citibank London	Polish Zloty	250,000	United States Dollar	80,656	(1,001)
10/31/2014	Goldman Sachs Intl Ltd. London	Polish Zloty	410,000	United States Dollar	132,542	(1,909)
10/31/2014	CSFB Global Foreign Exchange London	Russian Ruble	1,819,500	United States Dollar	50,000	(369)
10/31/2014	Deutsche Bank London	South African Rand	108,712	United States Dollar	10,000	(20)
10/31/2014	Morgan Stanley & Co. International	South African Rand	411,374	United States Dollar	38,093	(330)
10/31/2014	BNP Paris	Thai Baht	2,288,622	United States Dollar	71,058	(88)
10/31/2014	BNP Paris	Thai Baht	3,212,850	United States Dollar	100,000	(370)
10/31/2014	Deutsche Bank London	Thai Baht	2,168,061	United States Dollar	67,253	(21)
10/31/2014	Merrill Lynch International	Thai Baht	2,412,324	United States Dollar	74,778	28
10/31/2014	HSBC Bank PLC	Turkish Lira	260,000	United States Dollar	120,140	(1,218)
10/31/2014	Barclays Wholesale GTS	United States Dollar	150,000	Czech Koruna	3,085,350	576
10/31/2014	Barclays Wholesale GTS	United States Dollar	150,000	Czech Koruna	3,086,153	537
10/31/2014	BNP Paris	United States Dollar	24,089	Mexican Peso	313,827	509
10/31/2014	Citibank London	United States Dollar	84,727	Mexican Peso	1,103,691	1,798
10/31/2014	Citibank London	United States Dollar	63,153	Mexican Peso	833,683	512
10/31/2014	Citibank London	United States Dollar	41,847	Mexican Peso	552,924	302
10/31/2014	Union Bank of Switzerland - London	United States Dollar	82,054	Mexican Peso	1,071,875	1,516
11/10/2014	Merrill Lynch International	Peruvian Neuvo Sol	235,811	United States Dollar	80,647	2,571
03/04/2015	HSBC Bank PLC	Chinese Offshore Yuan	1,490,720	United States Dollar	242,000	(3,954)
03/19/2015	Standard Chartered London	Chinese Offshore Yuan	440,904	United States Dollar	70,618	(258)
03/19/2015	Standard Chartered London	Chinese Offshore Yuan	1,065,552	United States Dollar	171,008	(966)
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	7,419,240	United States Dollar	1,110,000	72,683
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	7,116,635	United States Dollar	1,085,266	49,179
04/13/2015	HSBC Bank PLC	United States Dollar	1,328	Chinese Offshore Yuan	8,705	(59)
04/13/2015	HSBC Bank PLC	United States Dollar	590,000	Chinese Offshore Yuan	3,813,170	(17,848)
04/13/2015	HSBC Bank PLC	United States Dollar	590,000	Chinese Offshore Yuan	3,825,265	(19,776)
04/13/2015	HSBC Bank PLC	United States Dollar	1,050,000	Chinese Offshore Yuan	6,888,735	(48,117)
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	7,614,360	United States Dollar	1,160,726	52,038
05/04/2015	Standard Chartered London	United States Dollar	1,170,000	Chinese Offshore Yuan	7,614,360	(42,764)
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	7,141,600	United States Dollar	1,074,571	60,080
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	1,410,455	United States Dollar	214,469	9,623
07/17/2015	Standard Chartered London	United States Dollar	1,290,000	Chinese Offshore Yuan	8,552,055	(68,743)
03/06/2017	HSBC Bank PLC	United States Dollar	242,000	Chinese Offshore Yuan	1,510,322	4,882
03/20/2017	Standard Chartered London	United States Dollar	171,008	Chinese Offshore Yuan	1,078,891	1,646
03/20/2017	Standard Chartered London	United States Dollar	70,618	Chinese Offshore Yuan	447,012	447

Total						$(34,614)

ASHMORE EMERGING MARKETS CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Currency Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Government Bonds	$—	$1,677,462	$—	$1,677,462
Index Linked Government Bonds	—	492,972	—	492,972
Corporate Bonds	—	17,327	—	17,327

Total Investments	$—	$2,187,761	$—	$2,187,761

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$285,652	$—	$285,652
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(320,266)	—	(320,266)

Total Other Financial Instruments	$—	$(34,614)	$—	$(34,614)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2014 there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

At July 31, 2014, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$2,177,240

Gross tax appreciation of investments	$26,879
Gross tax depreciation of investments	(16,358)

Net tax depreciation of investments	$10,521

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS DEBT FUND(A)

SCHEDULE OF INVESTMENTS

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $75,481)
Argentina (Rep of) 8.750%, 06/02/2017		1,009	$892	0.02
Argentina (Rep of) 8.280%, 12/31/2033(2)		5,408	4,759	0.08
Argentina (Rep of), FRN 2.500%, 12/31/2038		38,232	20,760	0.37
Argentina Boden Bonds 7.000%, 10/03/2015		53,415	50,322	0.89
			76,733	1.36
Azerbaijan (Cost $52,439)
State Oil Co. of the Azerbaijan Republic 5.450%, 02/09/2017		50,000	53,000	0.94
			53,000	0.94
Belarus (Cost $100,422)
Belarus (Rep of) 8.750%, 08/03/2015		70,000	71,400	1.27
Belarus (Rep of) 8.950%, 01/26/2018		30,000	32,100	0.57
			103,500	1.84
Bolivia (Cost $59,505)
Bolivian (Rep of) 4.875%, 10/29/2022(3)		60,000	61,050	1.09
			61,050	1.09
Brazil (Cost $460,687)
Brazil (Fed Rep of) 4.875%, 01/22/2021		50,000	53,850	0.96
Brazil (Fed Rep of) 4.250%, 01/07/2025		56,000	56,140	1.00
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2021	BRL	200,000	81,276	1.44
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2023	BRL	130,000	51,860	0.92
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		200,000	210,500	3.74
			453,626	8.06
Chile (Cost $72,389)
Empresa Nacional del Petroleo 5.250%, 08/10/2020		70,000	76,588	1.36
			76,588	1.36
China (Cost $299,027)
Country Garden Holdings Co. Ltd. 7.500%, 01/10/2023		200,000	196,750	3.50
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		100,000	106,470	1.89
			303,220	5.39
Colombia (Cost $258,281)
Colombia (Rep of) 7.375%, 03/18/2019		100,000	120,250	2.14
Colombia (Rep of) 11.750%, 02/25/2020		20,000	28,850	0.51
Colombia (Rep of) 8.125%, 05/21/2024		10,000	13,450	0.24
Colombian TES 7.000%, 05/04/2022	COP	91,900,000	49,887	0.89
Emgesa S.A. ESP 8.750%, 01/25/2021	COP	23,000,000	13,284	0.23
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023	COP	34,000,000	16,817	0.30
Empresas Publicas de Medellin ESP 8.375%, 02/01/2021	COP	30,000,000	16,863	0.30
			259,401	4.61
Costa Rica (Cost $58,218)
Costa Rica (Rep of) 4.375%, 04/30/2025		60,000	55,350	0.98
			55,350	0.98
Croatia (Cost $135,284)
Croatia (Rep of) 6.625%, 07/14/2020		120,000	133,500	2.37
			133,500	2.37
Dominican Republic (Cost $61,408)
Dominican (Rep of) 5.875%, 04/18/2024		60,000	62,100	1.10
			62,100	1.10

ASHMORE EMERGING MARKETS DEBT FUND(A)

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Egypt (Cost $36,894)
Egypt (Rep of) 5.750%, 04/29/2020		40,000	$41,600	0.74
			41,600	0.74
El Salvador (Cost $30,573)
El Salvador (Rep of) 5.875%, 01/30/2025		30,000	29,925	0.53
			29,925	0.53
Georgia (Cost $31,901)
Georgian Railway JSC 7.750%, 07/11/2022		30,000	33,981	0.60
			33,981	0.60
Hungary (Cost $218,247)
Hungary (Rep of) 4.750%, 02/03/2015		7,000	7,105	0.12
Hungary (Rep of) 4.125%, 02/19/2018		28,000	29,050	0.52
Hungary (Rep of) 6.250%, 01/29/2020		30,000	33,757	0.60
Hungary (Rep of) 5.375%, 02/21/2023		50,000	53,250	0.95
Hungary (Rep of) 5.750%, 11/22/2023		40,000	43,500	0.77
Hungary (Rep of) 5.375%, 03/25/2024		18,000	19,035	0.34
Hungary (Rep of) 7.625%, 03/29/2041		38,000	48,355	0.86
			234,052	4.16
Indonesia (Cost $132,531)
Indonesia (Rep of) 6.875%, 01/17/2018		30,000	34,125	0.61
Indonesia (Rep of) 5.875%, 03/13/2020		60,000	67,050	1.19
Indonesia (Rep of) 7.750%, 01/17/2038		30,000	38,850	0.69
			140,025	2.49
Iraq (Cost $57,340)
Iraq (Rep of) 5.800%, 01/15/2028		70,000	62,300	1.11
			62,300	1.11
Ivory Coast (Cost $113,295)
Ivory Coast (Rep of), FRN 5.750%, 12/31/2032		130,000	127,583	2.27
			127,583	2.27
Jamaica (Cost $211,786)
Digicel Group Ltd. 8.875%, 01/15/2015		200,000	215,500	3.83
			215,500	3.83
Kazakhstan (Cost $212,446)
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042		57,000	64,125	1.14
KazMunayGas National Co. JSC 7.000%, 05/05/2020		70,000	80,850	1.44
KazMunayGas National Co. JSC 4.400%, 04/30/2023		70,000	69,825	1.24
			214,800	3.82
Latvia (Cost $28,654)
Latvia (Rep of) 2.750%, 01/12/2020		30,000	29,325	0.52
			29,325	0.52
Lebanon (Cost $146,197)
Lebanon (Rep of) 4.100%, 06/12/2015		26,000	26,124	0.46
Lebanon (Rep of) 5.150%, 11/12/2018		10,000	10,082	0.18
Lebanon (Rep of) 5.450%, 11/28/2019		10,000	10,102	0.18
Lebanon (Rep of) 6.375%, 03/09/2020		10,000	10,480	0.19
Lebanon (Rep of) 8.250%, 04/12/2021		14,000	16,100	0.29
Lebanon (Rep of) 6.100%, 10/04/2022		25,000	25,375	0.45
Lebanon (Rep of) 6.000%, 01/27/2023		10,000	10,063	0.18
Lebanon (Rep of) 6.600%, 11/27/2026		40,000	40,800	0.72
			149,126	2.65
Lithuania (Cost $155,807)
Lithuania (Rep of) 5.125%, 09/14/2017		30,000	33,000	0.59

ASHMORE EMERGING MARKETS DEBT FUND(A)

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Lithuania - (continued)
Lithuania (Rep of) 7.375%, 02/11/2020		100,000	$122,000	2.17
			155,000	2.76
Malaysia (Cost $68,824)
Petronas Capital Ltd. 7.875%, 05/22/2022		50,000	65,465	1.16
			65,465	1.16
Mexico (Cost $460,155)
Cemex Finance LLC 9.375%, 10/12/2022		200,000	228,000	4.05
Mexican Udibonos 4.500%, 12/04/2025	MXN	120,000	56,163	1.00
Mexico (Rep of) 5.950%, 03/19/2019		10,000	11,500	0.21
Mexico (Rep of) 6.750%, 09/27/2034		39,000	50,213	0.89
Mexico (Rep of) 4.750%, 03/08/2044		14,000	14,035	0.25
Mexico (Rep of) 5.750%, 10/12/2110		16,000	17,016	0.30
Petroleos Mexicanos 5.750%, 03/01/2018		20,000	22,250	0.40
Petroleos Mexicanos 8.000%, 05/03/2019		20,000	24,370	0.43
Petroleos Mexicanos 6.000%, 03/05/2020		10,000	11,325	0.20
Petroleos Mexicanos 6.500%, 06/02/2041		16,000	18,560	0.33
			453,432	8.06
Morocco (Cost $46,243)
Morocco (Rep of) 4.250%, 12/11/2022		50,000	49,937	0.89
			49,937	0.89
Panama (Cost $46,576)
Panama (Rep of) 8.875%, 09/30/2027		10,000	14,325	0.25
Panama (Rep of) 9.375%, 04/01/2029		10,000	14,900	0.27
Panama (Rep of) 6.700%, 01/26/2036		15,000	18,450	0.33
			47,675	0.85
Peru (Cost $99,324)
Peru (Rep of) 7.125%, 03/30/2019		20,000	24,170	0.43
Peru (Rep of) 8.750%, 11/21/2033		44,000	67,100	1.19
			91,270	1.62
Philippines (Cost $161,096)
Philippine (Rep of) 4.000%, 01/15/2021		50,000	53,312	0.95
Philippine (Rep of) 10.625%, 03/16/2025		15,000	23,700	0.42
Philippine (Rep of) 9.500%, 02/02/2030		54,000	84,780	1.51
			161,792	2.88
Poland (Cost $55,334)
Poland (Rep of) 6.375%, 07/15/2019		20,000	23,650	0.42
Poland (Rep of) 5.000%, 03/23/2022		20,000	22,275	0.40
Poland (Rep of) 3.000%, 03/17/2023		10,000	9,687	0.17
			55,612	0.99
Romania (Cost $117,378)
Romania (Rep of) 6.750%, 02/07/2022		40,000	47,700	0.85
Romania (Rep of) 4.375%, 08/22/2023		50,000	51,443	0.92
Romania (Rep of) 6.125%, 01/22/2044		20,000	22,750	0.40
			121,893	2.17
Russian Federation (Cost $209,701)
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		100,000	98,750	1.76
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		100,000	98,750	1.75
			197,500	3.51
Senegal (Cost $32,678)
Senegal (Rep of) 8.750%, 05/13/2021		30,000	34,956	0.62
			34,956	0.62

ASHMORE EMERGING MARKETS DEBT FUND(A)

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Serbia (Cost $52,694)
Serbia (Rep of) 7.250%, 09/28/2021		50,000	$57,688	1.03
			57,688	1.03
South Africa (Cost $85,336)
South Africa (Rep of) 5.500%, 03/09/2020		80,000	87,000	1.55
			87,000	1.55
Sri Lanka (Cost $40,489)
Bank of Ceylon 6.875%, 05/03/2017		40,000	42,500	0.76
			42,500	0.76
Turkey (Cost $211,793)
Turkey (Rep of) 6.750%, 04/03/2018		50,000	56,250	1.00
Turkey (Rep of) 5.625%, 03/30/2021		40,000	43,795	0.78
Turkey (Rep of) 7.375%, 02/05/2025		10,000	12,210	0.22
Turkey (Rep of) 8.000%, 02/14/2034		20,000	26,600	0.47
Turkey (Rep of) 6.750%, 05/30/2040		30,000	35,183	0.63
Turkey (Rep of) 6.000%, 01/14/2041		40,000	42,985	0.76
			217,023	3.86
Ukraine (Cost $478,758)
MHP S.A. 8.250%, 04/02/2020		200,000	185,040	3.29
National JSC Naftogaz of Ukraine 9.500%, 09/30/2014		100,000	97,250	1.73
Ukraine (Rep of) 9.250%, 07/24/2017		70,000	70,875	1.26
Ukraine (Rep of) 7.950%, 02/23/2021		130,000	123,994	2.20
			477,159	8.48
United Arab Emirates (Cost $348,419)
DP World Ltd. 6.850%, 07/02/2037		100,000	111,500	1.98
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	50,000	87,369	1.55
Emirate of Dubai (Rep of) 7.750%, 10/05/2020		130,000	163,036	2.90
			361,905	6.43
Uruguay (Cost $70,094)
Uruguay (Rep of) 4.500%, 08/14/2024		12,503	13,191	0.23
Uruguay (Rep of) 7.875%, 01/15/2033(4)		22,000	29,700	0.53
Uruguay (Rep of) 7.625%, 03/21/2036		16,000	21,440	0.38
			64,331	1.14
Venezuela (Cost $339,155)
Petroleos de Venezuela S.A. 4.900%, 10/28/2014		53,304	53,107	0.94
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		10,000	8,425	0.15
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		15,000	15,037	0.27
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		12,000	7,188	0.13
Petroleos de Venezuela S.A. 9.750%, 05/17/2035		19,000	15,390	0.27
Venezuela (Rep of) 8.500%, 10/08/2014		22,000	21,945	0.39
Venezuela (Rep of) 5.750%, 02/26/2016		10,000	9,465	0.17
Venezuela (Rep of) 7.750%, 10/13/2019		20,000	16,900	0.30
Venezuela (Rep of) 6.000%, 12/09/2020		10,000	7,550	0.13
Venezuela (Rep of) 12.750%, 08/23/2022		12,000	12,180	0.22
Venezuela (Rep of) 9.000%, 05/07/2023		21,000	17,588	0.31
Venezuela (Rep of) 8.250%, 10/13/2024		15,000	11,738	0.21
Venezuela (Rep of) 7.650%, 04/21/2025		6,000	4,500	0.08
Venezuela (Rep of) 11.750%, 10/21/2026		76,700	72,788	1.29
Venezuela (Rep of) 9.250%, 09/15/2027		19,000	15,960	0.28
Venezuela (Rep of) 9.250%, 05/07/2028		15,000	12,225	0.22
Venezuela (Rep of) 11.950%, 08/05/2031		65,100	61,682	1.10
			363,668	6.46

ASHMORE EMERGING MARKETS DEBT FUND(A)

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Vietnam (Cost $53,836)
Vietnam (Rep of) 6.750%, 01/29/2020		50,000	$56,562	1.01
			56,562	1.01
Total Debt Securities (Cost $5,986,695)			6,078,653	108.05

Total Investments (Total Cost $5,986,695)			6,078,653	108.05

Liabilities Less Other Assets			(452,905)	(8.05)

Net Assets			$5,625,748	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(4)	Security is payment in-kind bond.

Percentages shown are based on net assets.

At July 31, 2014, the Ashmore Emerging Markets Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/04/2014	HSBC Bank PLC	Brazilian Real	2,254	United States Dollar	1,009	$(17)
08/25/2014	Deutsche Bank London	Colombian Peso	36,946,065	United States Dollar	19,842	(212)
08/25/2014	Deutsche Bank London	Colombian Peso	65,718,830	United States Dollar	35,158	(241)
09/03/2014	HSBC Bank PLC	Brazilian Real	2,254	United States Dollar	1,002	(19)
10/14/2014	Deutsche Bank London	United States Dollar	90,696	British Pound	53,013	1,253
10/31/2014	Chase Manhattan Bank London	United States Dollar	58,662	Colombian Peso	109,752,232	767
10/31/2014	BNP Paris	United States Dollar	157	Mexican Peso	2,045	3
10/31/2014	Citibank London	United States Dollar	18,044	Mexican Peso	238,199	146
10/31/2014	Citibank London	United States Dollar	11,956	Mexican Peso	157,975	86
10/31/2014	Citibank London	United States Dollar	552	Mexican Peso	7,193	12

Total						$1,778

ASHMORE EMERGING MARKETS DEBT FUND(A)

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available. The Fund valued certain securities based on prices provided by the Investment Manager.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Debt Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$2,335,770	$—	$2,335,770
Government Agencies	—	22,250	—	22,250
Government Bonds	—	3,557,597	—	3,557,597
Municipal Bonds	—	163,036	—	163,036

Total Investments	$—	$6,078,653	$—	$6,078,653

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$2,267	$—	$2,267
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(489)	—	(489)

Total Other Financial Instruments	$—	$1,778	$—	$1,778

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

ASHMORE EMERGING MARKETS DEBT FUND(A)

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

At July 31, 2014, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$6,030,256

Gross tax appreciation of investments	$154,018
Gross tax depreciation of investments	(105,621)

Net tax appreciation of investments	$48,397

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

(A)	Formerly known as the Ashmore Emerging Markets Sovereign Debt Fund.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $1,964,944)
Puma International Financing S.A. 6.750%, 02/01/2021(2)		1,900,000	$1,959,375	0.22
			1,959,375	0.22
Argentina (Cost $9,214,424)
Argentina (Rep of) 8.750%, 06/02/2017		92,040	81,364	0.01
Argentina (Rep of) 8.280%, 12/31/2033(3)		198,889	175,022	0.02
Argentina (Rep of), FRN 2.500%, 12/31/2038		2,302,446	1,250,228	0.14
Argentina Boden Bonds 7.000%, 10/03/2015		3,096,681	2,917,331	0.32
WPE International Cooperatief UA 10.375%, 09/30/2020		5,450,000	2,452,500	0.27
			6,876,445	0.76
Azerbaijan (Cost $3,122,153)
Azerbaijan (Rep of) 4.750%, 03/18/2024		640,000	660,800	0.07
State Oil Co. of the Azerbaijan Republic 5.450%, 02/09/2017		1,210,000	1,282,600	0.14
State Oil Co. of the Azerbaijan Republic 4.750%, 03/13/2023		1,220,000	1,216,950	0.14
			3,160,350	0.35
Bangladesh (Cost $1,146,120)
Banglalink Digital Communications Ltd. 8.625%, 05/06/2019		1,070,000	1,136,875	0.13
			1,136,875	0.13
Barbados (Cost $4,164,349)
Columbus International, Inc. 7.375%, 03/30/2021		3,890,000	4,103,950	0.45
			4,103,950	0.45
Belarus (Cost $5,543,403)
Belarus (Rep of) 8.750%, 08/03/2015		2,700,000	2,754,000	0.30
Belarus (Rep of) 8.950%, 01/26/2018		2,754,000	2,946,780	0.33
			5,700,780	0.63
Bolivia (Cost $1,442,766)
Bolivian (Rep of) 4.875%, 10/29/2022		890,000	905,575	0.10
Bolivian (Rep of) 5.950%, 08/22/2023		570,000	612,750	0.07
			1,518,325	0.17
Brazil (Cost $65,465,260)
Banco Nacional de Desenvolvimento Economico e Social 6.500%, 06/10/2019		1,370,000	1,534,400	0.17
Banco Nacional de Desenvolvimento Economico e Social 5.500%, 07/12/2020		180,000	193,950	0.02
Banco Nacional de Desenvolvimento Economico e Social 5.750%, 09/26/2023		200,000	215,200	0.02
Banco Santander Brasil S.A. 8.000%, 03/18/2016	BRL	300,000	126,731	0.01
Banco Votorantim S.A. 6.250%, 05/16/2016	BRL	8,700,000	4,468,659	0.49
Brazil (Rep of) 4.875%, 01/22/2021		652,000	702,204	0.08
Brazil (Rep of) 8.500%, 01/05/2024	BRL	419,000	174,987	0.02
Brazil (Rep of) 8.875%, 04/15/2024		180,000	250,200	0.03
Brazil (Rep of) 4.250%, 01/07/2025		2,141,000	2,146,352	0.24
Brazil (Rep of) 7.125%, 01/20/2037		890,000	813,460	0.09
Brazil Letras do Tesouro Nacional 9.702%, 01/01/2017(4)	BRL	40,470,000	13,677,388	1.51
Brazil Notas do Tesouro Nacional, Serie F 10.000%, 01/01/2021	BRL	12,300,000	4,998,357	0.55
Brazil Notas do Tesouro Nacional, Serie F 10.000%, 01/01/2023	BRL	42,790,000	17,069,756	1.89

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Brazil - (continued)
Brazil Notas do Tesouro Nacional, Serie F 10.000%, 01/01/2025	BRL	24,200,000	$9,460,833	1.05
Cosan Luxembourg S.A. 9.500%, 03/14/2018	BRL	2,200,000	880,000	0.10
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		2,060,000	2,168,150	0.24
Marfrig Holding Europe B.V. 6.875%, 06/24/2019(5)		900,000	900,000	0.10
Marfrig Overseas Ltd. 9.500%, 05/04/2020		1,280,000	1,356,416	0.15
Minerva Luxembourg S.A. 12.250%, 02/10/2022(2)		1,400,000	1,610,000	0.18
Minerva Luxembourg S.A. 7.750%, 01/31/2023		1,663,000	1,781,489	0.20
Oi S.A. 9.750%, 09/15/2016	BRL	1,000,000	407,140	0.05
			64,935,672	7.19
Chile (Cost $10,113,030)
Automotores Gildemeister S.A. 8.250%, 05/24/2021		855,000	547,200	0.06
Automotores Gildemeister S.A. 6.750%, 01/15/2023		635,000	393,700	0.04
Banco del Estado de Chile 4.125%, 10/07/2020		690,000	724,764	0.08
Banco del Estado de Chile 3.875%, 02/08/2022		400,000	403,929	0.05
Bonos de la Tesoreria de la Republica en pesos 6.000%, 01/01/2020	CLP	50,000,000	94,937	0.01
Chile (Rep of) 5.500%, 08/05/2020	CLP	280,000,000	518,071	0.06
Chile (Rep of) 3.250%, 09/14/2021		560,000	575,400	0.06
Corp. Nacional del Cobre de Chile 7.500%, 01/15/2019		800,000	964,127	0.11
Corp. Nacional del Cobre de Chile 3.750%, 11/04/2020		700,000	723,360	0.08
Corp. Nacional del Cobre de Chile 3.875%, 11/03/2021		540,000	555,052	0.06
Empresa Nacional del Petroleo 5.250%, 08/10/2020		250,000	273,528	0.03
Inversiones Alsacia S.A. 8.000%, 08/18/2018		523,944	348,423	0.04
VTR Finance B.V. 6.875%, 01/15/2024		3,490,000	3,616,512	0.40
			9,739,003	1.08
China (Cost $42,262,313)
Agile Property Holdings Ltd. 9.875%, 03/20/2017		520,000	565,240	0.06
Amber Circle Funding Ltd. 3.250%, 12/04/2022		880,000	856,134	0.10
Central China Real Estate Ltd. 6.500%, 06/04/2018		835,000	813,133	0.09
Central China Real Estate Ltd. 8.000%, 01/28/2020		682,000	675,684	0.08
China SCE Property Holdings Ltd. 10.500%, 01/14/2016	CNY	5,000,000	827,744	0.09
China SCE Property Holdings Ltd. 11.500%, 11/14/2017		2,125,000	2,289,688	0.25
China Shanshui Cement Group Ltd. 10.500%, 04/27/2017		1,050,000	1,136,625	0.13
CIFI Holdings Group Co. Ltd. 12.250%, 04/15/2018		2,045,000	2,284,265	0.25
CIFI Holdings Group Co. Ltd. 8.875%, 01/27/2019		550,000	555,500	0.06
Country Garden Holdings Co. Ltd. 7.250%, 04/04/2021		580,000	576,375	0.06
Country Garden Holdings Co. Ltd. 7.500%, 01/10/2023		1,786,000	1,756,978	0.19
Emerald Plantation Holdings Ltd. 6.000%, 01/30/2020(2)(6)		265,442	204,390	0.02
Evergrande Real Estate Group Ltd. 13.000%, 01/27/2015		944,000	970,432	0.11
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016(2)(6)		1,717,379	1,717,379	0.19
Fosun International Ltd. 7.500%, 05/12/2016		665,000	688,275	0.08
Gemdale International Holding Ltd. 9.150%, 07/26/2015	CNY	4,750,000	799,754	0.09
Hyva Global B.V. 8.625%, 03/24/2016		1,090,000	1,128,150	0.13
Kaisa Group Holdings Ltd. 8.875%, 03/19/2018		1,085,000	1,135,181	0.13
Kaisa Group Holdings Ltd. 9.000%, 06/06/2019		550,000	573,375	0.06
Kaisa Group Holdings Ltd. 10.250%, 01/08/2020		1,085,000	1,152,812	0.13
KWG Property Holding Ltd. 13.250%, 03/22/2017		485,000	563,812	0.06
KWG Property Holding Ltd. 8.975%, 01/14/2019		1,135,000	1,171,888	0.13
Lafarge Shui on Cement Ltd. 9.000%, 11/14/2014	CNY	2,750,000	451,404	0.05
MIE Holdings Corp. 6.875%, 02/06/2018		310,000	319,300	0.04
MIE Holdings Corp. 7.500%, 04/25/2019		750,000	792,189	0.09
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		3,472,000	3,696,638	0.41

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
China - (continued)
Sinochem Overseas Capital Co. Ltd. 6.300%, 11/12/2040		1,220,000	$1,432,054	0.16
Sino-Forest Corp. 5.000%, 08/01/2013(2)(7)		276,000	—	—
Sino-Forest Corp. 10.250%, 07/28/2014(2)(7)		256,000	—	—
Sino-Forest Corp. 4.250%, 12/15/2016(2)(7)		704,000	—	—
Sino-Forest Corp. 6.250%, 10/21/2017(2)(7)		628,000	—	—
Sunac China Holdings Ltd. 12.500%, 10/16/2017		1,170,000	1,295,775	0.14
Sunac China Holdings Ltd. 9.375%, 04/05/2018		1,990,000	2,057,163	0.23
Times Property Holdings Ltd. 12.625%, 03/21/2019		1,060,000	1,100,852	0.12
Trillion Chance Ltd. 8.500%, 01/10/2019		1,700,000	1,734,830	0.19
West China Cement Ltd. 7.500%, 01/25/2016		1,835,000	1,885,463	0.21
Yanlord Land Group Ltd. 10.625%, 03/29/2018		1,035,000	1,122,975	0.12
Yingde Gases Investment Ltd. 8.125%, 04/22/2018		1,075,000	1,128,750	0.13
Yuzhou Properties Co. Ltd. 11.750%, 10/25/2017		1,506,000	1,656,600	0.18
Yuzhou Properties Co. Ltd. 8.625%, 01/24/2019		1,765,000	1,756,175	0.19
			42,872,982	4.75
Colombia (Cost $39,895,756)
Colombia (Rep of) 12.000%, 10/22/2015	COP	1,447,000,000	839,636	0.09
Colombia (Rep of) 7.375%, 01/27/2017		693,000	788,288	0.09
Colombia (Rep of) 7.375%, 03/18/2019		2,730,000	3,282,825	0.36
Colombia (Rep of) 11.750%, 02/25/2020		465,000	670,762	0.07
Colombia (Rep of) 7.750%, 04/14/2021	COP	3,177,000,000	1,900,534	0.21
Colombia (Rep of) 4.000%, 02/26/2024		530,000	541,925	0.06
Colombia (Rep of) 8.125%, 05/21/2024		498,000	669,810	0.07
Colombia (Rep of) 9.850%, 06/28/2027	COP	942,000,000	647,544	0.07
Colombia (Rep of) 7.375%, 09/18/2037		2,535,000	3,422,250	0.38
Colombia (Rep of) 6.125%, 01/18/2041		1,192,000	1,421,460	0.16
Colombia Telecomunicaciones S.A. ESP 5.375%, 09/27/2022		1,680,000	1,696,800	0.19
Colombian TES 7.000%, 09/11/2019	COP	2,803,100,000	1,552,489	0.17
Colombian TES 7.000%, 05/04/2022	COP	12,221,500,000	6,634,369	0.74
Colombian TES 10.000%, 07/24/2024	COP	3,015,100,000	1,984,854	0.22
Colombian TES 7.500%, 08/26/2026	COP	3,361,200,000	1,857,669	0.21
Colombian TES 6.000%, 04/28/2028	COP	8,909,800,000	4,291,290	0.48
Emgesa S.A. ESP 8.750%, 01/25/2021	COP	818,000,000	472,438	0.05
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023	COP	1,416,000,000	700,400	0.08
Empresas Publicas de Medellin ESP 8.375%, 02/01/2021	COP	1,306,000,000	734,090	0.08
Millicom International Cellular S.A. 4.750%, 05/22/2020		580,000	572,750	0.06
Millicom International Cellular S.A. 6.625%, 10/15/2021		1,375,000	1,460,939	0.16
Pacific Rubiales Energy Corp 5.125%, 03/28/2023		915,000	901,275	0.10
Pacific Rubiales Energy Corp. 5.375%, 01/26/2019		535,000	545,700	0.06
Pacific Rubiales Energy Corp. 7.250%, 12/12/2021		1,860,000	2,027,400	0.23
			39,617,497	4.39
Costa Rica (Cost $4,209,698)
Costa Rica (Rep of) 4.250%, 01/26/2023		2,795,000	2,634,288	0.29
Costa Rica (Rep of) 4.375%, 04/30/2025		450,000	415,125	0.05
Costa Rica (Rep of) 5.625%, 04/30/2043		420,000	365,400	0.04
Instituto Costarricense de Electricidad 6.950%, 11/10/2021		200,000	217,000	0.02
Instituto Costarricense de Electricidad 6.375%, 05/15/2043		680,000	605,200	0.07
			4,237,013	0.47

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Croatia (Cost $5,086,618)
Croatia (Rep of) 6.250%, 04/27/2017		560,000	$601,300	0.07
Croatia (Rep of) 6.750%, 11/05/2019		1,100,000	1,225,125	0.13
Croatia (Rep of) 6.625%, 07/14/2020		2,205,000	2,453,062	0.27
Croatia (Rep of) 6.375%, 03/24/2021		879,000	962,505	0.11
			5,241,992	0.58
Czech Republic (Cost $2,315,400)
New World Resources N.V. 7.875%, 05/01/2018	EUR	2,289,000	2,183,873	0.24
			2,183,873	0.24
Dominican Republic (Cost $4,946,974)
Dominican (Rep of) 7.500%, 05/06/2021		1,363,000	1,557,228	0.17
Dominican (Rep of) 6.600%, 01/28/2024		890,000	970,100	0.11
Dominican (Rep of) 5.875%, 04/18/2024		1,470,000	1,521,450	0.17
Dominican (Rep of) 7.450%, 04/30/2044		940,000	1,001,100	0.11
			5,049,878	0.56
Ecuador (Cost $1,247,445)
Ecuador (Rep of) 9.375%, 12/15/2015		310,000	325,500	0.03
Ecuador (Rep of) 7.950%, 06/20/2024(2)		927,000	963,394	0.11
			1,288,894	0.14
Egypt (Cost $1,659,470)
Egypt (Rep of) 5.750%, 04/29/2020		1,250,000	1,300,000	0.15
Egypt (Rep of) 6.875%, 04/30/2040		485,000	472,972	0.05
			1,772,972	0.20
El Salvador (Cost $2,798,792)
El Salvador (Rep of) 7.375%, 12/01/2019		960,000	1,065,600	0.12
El Salvador (Rep of) 5.875%, 01/30/2025		410,000	408,975	0.05
El Salvador (Rep of) 8.250%, 04/10/2032		265,000	309,409	0.03
El Salvador (Rep of) 7.650%, 06/15/2035		180,000	196,200	0.02
El Salvador (Rep of) 7.625%, 02/01/2041		880,000	946,000	0.10
			2,926,184	0.32
Gabon (Cost $2,840,410)
Gabonese (Rep of) 6.375%, 12/12/2024		2,702,700	2,939,727	0.33
			2,939,727	0.33
Georgia (Cost $1,817,910)
Georgia (Rep of) 6.875%, 04/12/2021		560,000	635,600	0.07
Georgian Railway JSC 7.750%, 07/11/2022		1,100,000	1,245,970	0.14
			1,881,570	0.21
Ghana (Cost $1,707,349)
Ghana (Rep of) 7.875%, 08/07/2023		429,411	415,721	0.04
Tullow Oil PLC 6.000%, 11/01/2020		1,240,000	1,258,600	0.14
			1,674,321	0.18
Guatemala (Cost $3,425,841)
Comcel Trust 6.875%, 02/06/2024		2,210,000	2,375,750	0.27
Guatemala (Rep of) 4.875%, 02/13/2028		1,100,000	1,105,500	0.12
			3,481,250	0.39
Hong Kong (Cost $1,732,988)
CFG Investment S.A.C. 9.750%, 07/30/2019		566,000	551,850	0.06
Shimao Property Holdings Ltd. 6.625%, 01/14/2020		1,195,000	1,186,038	0.13
			1,737,888	0.19
Hungary (Cost $20,028,731)
Hungary (Rep of) 4.750%, 02/03/2015		344,000	349,160	0.04
Hungary (Rep of) 6.750%, 11/24/2017	HUF	597,030,000	2,822,460	0.31
Hungary (Rep of) 4.125%, 02/19/2018		1,498,000	1,554,175	0.17
Hungary (Rep of) 6.500%, 06/24/2019	HUF	158,090,000	751,991	0.09
Hungary (Rep of) 6.250%, 01/29/2020		1,140,000	1,282,785	0.14

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Hungary - (continued)
Hungary (Rep of) 7.000%, 06/24/2022	HUF	295,730,000	$1,468,778	0.16
Hungary (Rep of) 5.375%, 02/21/2023		2,790,000	2,971,350	0.33
Hungary (Rep of) 5.750%, 11/22/2023		2,740,000	2,979,750	0.33
Hungary (Rep of) 6.000%, 11/24/2023	HUF	356,820,000	1,679,332	0.19
Hungary (Rep of) 5.375%, 03/25/2024		1,220,000	1,290,150	0.14
Hungary (Rep of) 7.625%, 03/29/2041		2,766,000	3,519,735	0.39
			20,669,666	2.29
India (Cost $10,910,986)
Export-Import Bank of India 4.000%, 08/07/2017		400,000	417,160	0.04
Export-Import Bank of India 4.000%, 01/14/2023		828,000	824,903	0.09
Vedanta Resources PLC 9.500%, 07/18/2018		2,365,000	2,731,575	0.30
Vedanta Resources PLC 6.000%, 01/31/2019		2,800,000	2,877,000	0.32
Vedanta Resources PLC 8.250%, 06/07/2021		2,130,000	2,412,225	0.27
Vedanta Resources PLC 7.125%, 05/31/2023		1,515,000	1,600,219	0.18
			10,863,082	1.20
Indonesia (Cost $20,359,682)
Berau Coal Energy Tbk PT 7.250%, 03/13/2017		1,155,000	1,118,906	0.12
Golden Legacy PTE Ltd. 9.000%, 04/24/2019		535,000	567,715	0.06
Indo Energy Finance II B.V. 6.375%, 01/24/2023		2,207,000	1,837,328	0.20
Indonesia (Rep of) 6.875%, 01/17/2018		525,000	597,188	0.07
Indonesia (Rep of) 11.625%, 03/04/2019		1,340,000	1,815,700	0.20
Indonesia (Rep of) 7.875%, 04/15/2019	IDR	30,000,000,000	2,589,937	0.29
Indonesia (Rep of) 5.875%, 03/13/2020		364,000	406,770	0.05
Indonesia (Rep of) 4.875%, 05/05/2021		510,000	541,237	0.06
Indonesia (Rep of) 6.125%, 05/15/2028	IDR	1,246,000,000	87,583	0.01
Indonesia (Rep of) 9.000%, 03/15/2029	IDR	16,553,000,000	1,489,806	0.17
Indonesia (Rep of) 8.375%, 03/15/2034	IDR	26,205,000,000	2,203,461	0.25
Indonesia (Rep of) 7.750%, 01/17/2038		290,000	375,550	0.04
Indonesia Treasury Bill 5.597%, 10/09/2014(4)	IDR	5,371,000,000	458,072	0.05
Majapahit Holding B.V. 7.750%, 10/17/2016		835,000	937,287	0.10
Majapahit Holding B.V. 8.000%, 08/07/2019		850,000	1,010,438	0.11
Majapahit Holding B.V. 7.750%, 01/20/2020		640,000	756,000	0.08
Pertamina Persero PT 6.000%, 05/03/2042		1,135,000	1,116,556	0.12
Perusahaan Listrik Negara PT 5.500%, 11/22/2021		1,520,000	1,609,300	0.18
Perusahaan Penerbit SBSN Indonesia 6.125%, 03/15/2019		650,000	723,125	0.08
			20,241,959	2.24
Iraq (Cost $3,057,736)
Genel Energy Finance PLC 7.500%, 05/14/2019		1,200,000	1,197,000	0.13
Iraq (Rep of) 5.800%, 01/15/2028		2,120,000	1,886,800	0.21
			3,083,800	0.34
Ivory Coast (Cost $8,991,120)
Ivory Coast (Rep of) 5.375%, 07/23/2024(2)		820,000	803,600	0.09
Ivory Coast (Rep of), FRN 5.750%, 12/31/2032		9,040,000	8,871,946	0.98
			9,675,546	1.07
Jamaica (Cost $12,897,852)
Digicel Group Ltd. 8.875%, 01/15/2015		7,525,000	8,108,188	0.90
Digicel Group Ltd. 7.125%, 04/01/2022		1,635,000	1,659,525	0.18
Digicel Ltd. 6.000%, 04/15/2021		2,960,000	3,011,800	0.33
			12,779,513	1.41
Kazakhstan (Cost $21,950,550)
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		2,250,000	2,131,875	0.24
KazAgro National Management Holding JSC 4.625%, 05/24/2023		510,000	494,037	0.05

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Kazakhstan - (continued)
Kazakhstan Temir Zholy Finance B.V. 6.375%, 10/06/2020		466,000	$521,338	0.06
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042		1,101,000	1,238,625	0.14
Kazatomprom Natsionalnaya Atomnaya Kompaniya A.O. 6.250%, 05/20/2015		895,000	923,318	0.10
Kazkommertsbank JSC 8.000%, 11/03/2015		1,380,000	1,394,490	0.15
Kazkommertsbank JSC 7.500%, 11/29/2016		1,840,000	1,849,568	0.21
Kazkommertsbank JSC 6.875%, 02/13/2017	EUR	1,645,000	2,235,778	0.25
Kazkommertsbank JSC 8.500%, 05/11/2018		1,255,000	1,255,000	0.14
KazMunayGas National Co. JSC 11.750%, 01/23/2015		813,000	851,975	0.09
KazMunayGas National Co. JSC 9.125%, 07/02/2018		551,000	666,710	0.07
KazMunayGas National Co. JSC 7.000%, 05/05/2020		1,246,000	1,438,919	0.16
KazMunayGas National Co. JSC 4.400%, 04/30/2023		2,141,000	2,135,647	0.24
KazMunayGas National Co. JSC 5.750%, 04/30/2043		1,240,000	1,221,648	0.14
Nostrum Oil & Gas Finance B.V. 6.375%, 02/14/2019		1,505,000	1,574,531	0.17
Zhaikmunai LLP 7.125%, 11/13/2019		2,105,000	2,289,187	0.25
			22,222,646	2.46
Kenya (Cost $780,000)
Kenya (Rep of) 6.875%, 06/24/2024(5)		780,000	827,931	0.09
			827,931	0.09
Latvia (Cost $1,611,395)
Latvia (Rep of) 2.750%, 01/12/2020		1,650,000	1,612,875	0.18
			1,612,875	0.18
Lebanon (Cost $9,967,325)
Lebanon (Rep of) 4.100%, 06/12/2015		722,000	725,440	0.08
Lebanon (Rep of) 5.150%, 11/12/2018		520,000	524,290	0.06
Lebanon (Rep of) 5.450%, 11/28/2019		520,000	525,304	0.06
Lebanon (Rep of) 6.375%, 03/09/2020		1,464,000	1,534,272	0.17
Lebanon (Rep of) 8.250%, 04/12/2021		562,000	646,300	0.07
Lebanon (Rep of) 6.100%, 10/04/2022		2,247,000	2,280,705	0.25
Lebanon (Rep of) 6.000%, 01/27/2023		800,000	805,000	0.09
Lebanon (Rep of) 6.600%, 11/27/2026		3,022,000	3,082,440	0.34
			10,123,751	1.12
Lithuania (Cost $5,702,416)
Lithuania (Rep of) 5.125%, 09/14/2017		690,000	759,000	0.08
Lithuania (Rep of) 7.375%, 02/11/2020		1,648,000	2,010,560	0.22
Lithuania (Rep of) 6.125%, 03/09/2021		520,000	608,400	0.07
Lithuania (Rep of) 6.625%, 02/01/2022		2,029,000	2,450,018	0.27
			5,827,978	0.64
Malaysia (Cost $20,812,843)
Malaysia (Rep of) 3.394%, 03/15/2017	MYR	8,038,000	2,510,595	0.28
Malaysia (Rep of) 4.012%, 09/15/2017	MYR	7,069,000	2,245,708	0.25
Malaysia (Rep of) 3.314%, 10/31/2017	MYR	1,199,000	372,465	0.04
Malaysia (Rep of) 3.580%, 09/28/2018	MYR	6,300,000	1,971,176	0.22
Malaysia (Rep of) 3.654%, 10/31/2019	MYR	8,530,000	2,665,900	0.30
Malaysia (Rep of) 4.378%, 11/29/2019	MYR	899,000	289,853	0.03
Malaysia (Rep of) 3.492%, 03/31/2020	MYR	7,230,000	2,231,715	0.25
Malaysia (Rep of) 4.160%, 07/15/2021	MYR	3,188,000	1,019,778	0.11
Malaysia (Rep of) 4.048%, 09/30/2021	MYR	4,373,000	1,392,690	0.15
Malaysia (Rep of) 3.418%, 08/15/2022	MYR	7,970,000	2,417,818	0.27
Malaysia (Rep of) 4.181%, 07/15/2024	MYR	2,051,000	656,759	0.07
Malaysia (Rep of) 4.392%, 04/15/2026	MYR	1,390,000	447,797	0.05
Malaysia (Rep of) 3.502%, 05/31/2027	MYR	650,000	189,155	0.02
Malaysia (Rep of) 5.248%, 09/15/2028	MYR	100,000	34,670	—

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Malaysia - (continued)
Malaysia (Rep of) 4.498%, 04/15/2030	MYR	1,100,000	$355,213	0.04
Petronas Capital Ltd. 5.250%, 08/12/2019		660,000	742,922	0.08
Petronas Capital Ltd. 7.875%, 05/22/2022		310,000	405,882	0.05
Wakala Global Sukuk Bhd. 4.646%, 07/06/2021		830,000	914,909	0.10
			20,865,005	2.31
Mexico (Cost $54,356,958)
America Movil S.A.B. de C.V. 6.450%, 12/05/2022	MXN	9,860,000	730,739	0.08
CEMEX Espana S.A. 9.875%, 04/30/2019		985,000	1,103,200	0.12
Cemex Finance LLC 9.375%, 10/12/2022		3,175,000	3,619,500	0.40
Cemex S.A.B. de C.V. 5.875%, 03/25/2019		760,000	773,300	0.09
Cemex S.A.B. de C.V. 6.500%, 12/10/2019		1,505,000	1,570,844	0.17
Cemex S.A.B. de C.V. 7.250%, 01/15/2021		435,000	461,100	0.05
Comision Federal de Electricidad 4.875%, 05/26/2021		1,155,000	1,227,188	0.14
Comision Federal de Electricidad 4.875%, 01/15/2024		980,000	1,033,900	0.11
Comision Federal de Electricidad 5.750%, 02/14/2042		570,000	595,650	0.07
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/2022(3)		1,400,000	147,000	0.02
Desarrolladora Homex S.A.B. de C.V. 9.750%, 03/25/2020(3)		1,250,000	209,375	0.02
Empresas ICA S.A.B. de C.V. 8.900%, 02/04/2021		1,575,000	1,653,750	0.18
Empresas ICA S.A.B. de C.V. 8.875%, 05/29/2024		1,800,000	1,840,500	0.20
Grupo Televisa S.A.B. 7.250%, 05/14/2043	MXN	5,000,000	324,036	0.04
Mexican Bonos 6.500%, 06/09/2022	MXN	33,660,000	2,684,777	0.30
Mexican Bonos 10.000%, 12/05/2024	MXN	8,580,000	856,145	0.10
Mexican Bonos 7.500%, 06/03/2027	MXN	60,140,000	5,092,279	0.56
Mexican Bonos 8.500%, 05/31/2029	MXN	54,500,000	4,964,921	0.55
Mexican Bonos 7.750%, 05/29/2031	MXN	53,080,000	4,514,410	0.50
Mexican Bonos 10.000%, 11/20/2036	MXN	17,440,000	1,813,313	0.20
Mexican Bonos 8.500%, 11/18/2038	MXN	13,120,000	1,190,100	0.13
Mexican Udibonos 4.000%, 11/15/2040	MXN	7,110,000	3,081,450	0.34
Mexico (Rep of) 5.950%, 03/19/2019		406,000	466,900	0.05
Mexico (Rep of) 6.750%, 09/27/2034		2,125,000	2,735,938	0.30
Mexico (Rep of) 6.050%, 01/11/2040		232,000	280,198	0.03
Mexico (Rep of) 4.750%, 03/08/2044		640,000	641,600	0.07
Mexico (Rep of) 5.750%, 10/12/2110		568,000	604,068	0.07
Petroleos Mexicanos 5.750%, 03/01/2018		704,000	783,200	0.09
Petroleos Mexicanos 8.000%, 05/03/2019		665,000	810,301	0.09
Petroleos Mexicanos 6.000%, 03/05/2020		194,000	219,705	0.02
Petroleos Mexicanos 7.190%, 09/12/2024	MXN	10,270,000	792,168	0.09
Petroleos Mexicanos 6.500%, 06/02/2041		1,260,000	1,461,600	0.16
Petroleos Mexicanos 5.500%, 06/27/2044		145,000	149,684	0.02
Red de Carreteras de Occidente S.A.P.I.B. de C.V. 9.000%, 06/10/2028	MXN	2,480,000	176,444	0.02
Urbi Desarrollos Urbanos S.A.B. de C.V. 8.500%, 04/19/2016(3)		129,000	16,770	—
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.500%, 01/21/2020(2)(3)		1,227,000	159,510	0.02
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.750%, 02/03/2022(2)(3)		3,952,000	513,760	0.06
			49,299,323	5.46
Mongolia (Cost $4,215,920)
Mongolian Mining Corp. 8.875%, 03/29/2017		5,315,000	3,348,450	0.37
			3,348,450	0.37

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Morocco (Cost $2,909,077)
Morocco (Rep of) 4.250%, 12/11/2022		2,835,000	$2,831,456	0.31
Morocco (Rep of) 5.500%, 12/11/2042		200,000	197,624	0.02
			3,029,080	0.33
Nigeria (Cost $10,783,172)
Access Bank PLC, FRN 9.250%, 06/24/2021(5)		800,000	826,472	0.09
Afren PLC 6.625%, 12/09/2020		1,115,000	1,162,387	0.13
FBN Finance Co. B.V., FRN 8.250%, 08/07/2020		1,305,000	1,350,675	0.15
FBN Finance Co. B.V., FRN 8.000%, 07/23/2021(2)		1,500,000	1,516,200	0.17
Nigeria (Rep of) 16.000%, 06/29/2019	NGN	128,186,000	934,301	0.10
Nigeria OMO Bill 11.720%, 08/14/2014(4)	NGN	94,500,000	582,062	0.06
Nigeria Treasury Bill 12.200%, 08/21/2014(4)	NGN	106,600,000	655,257	0.07
Nigeria Treasury Bill 9.996%, 10/09/2014(4)	NGN	77,000,000	466,908	0.05
Nigeria Treasury Bill 9.654%, 10/23/2014(4)	NGN	99,100,000	597,872	0.07
Nigeria Treasury Bill 9.847%, 11/06/2014(4)	NGN	116,800,000	702,296	0.08
Sea Trucks Group 9.000%, 03/26/2018		2,130,000	2,066,100	0.23
			10,860,530	1.20
Pakistan (Cost $5,551,629)
Pakistan (Rep of) 7.125%, 03/31/2016		855,000	887,234	0.10
Pakistan (Rep of) 6.875%, 06/01/2017		660,000	683,232	0.07
Pakistan (Rep of) 7.250%, 04/15/2019		2,310,000	2,402,400	0.27
Pakistan (Rep of) 8.250%, 04/15/2024		1,520,000	1,619,104	0.18
			5,591,970	0.62
Panama (Cost $3,939,858)
Panama (Rep of) 7.125%, 01/29/2026		946,000	1,201,420	0.13
Panama (Rep of) 8.875%, 09/30/2027		557,000	797,902	0.09
Panama (Rep of) 9.375%, 04/01/2029		829,000	1,235,210	0.14
Panama (Rep of) 6.700%, 01/26/2036		552,000	678,960	0.07
Panama (Rep of) 4.300%, 04/29/2053		110,000	95,425	0.01
			4,008,917	0.44
Paraguay (Cost $1,737,497)
Paraguay (Rep of) 4.625%, 01/25/2023		410,000	417,175	0.05
Telefonica Celular del Paraguay S.A. 6.750%, 12/13/2022		1,275,000	1,361,063	0.15
			1,778,238	0.20
Peru (Cost $11,136,056)
Ajecorp B.V. 6.500%, 05/14/2022		1,860,000	1,730,730	0.19
Peru (Rep of) 7.125%, 03/30/2019		467,000	564,369	0.06
Peru (Rep of) 7.350%, 07/21/2025		1,983,000	2,617,560	0.29
Peru (Rep of) 8.200%, 08/12/2026	PEN	5,608,000	2,469,242	0.27
Peru (Rep of) 6.950%, 08/12/2031	PEN	1,030,000	400,336	0.05
Peru (Rep of) 8.750%, 11/21/2033		1,656,000	2,525,400	0.28
Peru (Rep of) 6.900%, 08/12/2037	PEN	1,772,000	665,345	0.08
Peru (Rep of) 6.850%, 02/12/2042	PEN	766,000	281,913	0.03
			11,254,895	1.25
Philippines (Cost $13,025,117)
Petron Corp. 7.000%, 11/10/2017	PHP	19,000,000	451,324	0.05
Philippines (Rep of) 4.000%, 01/15/2021		1,698,000	1,810,493	0.20
Philippines (Rep of) 4.950%, 01/15/2021	PHP	22,000,000	544,181	0.06
Philippines (Rep of) 3.900%, 11/26/2022	PHP	35,000,000	809,395	0.09
Philippines (Rep of) 10.625%, 03/16/2025		417,000	658,860	0.07
Philippines (Rep of) 5.500%, 03/30/2026		1,050,000	1,210,125	0.13
Philippines (Rep of) 9.500%, 02/02/2030		1,115,000	1,750,550	0.19
Philippines (Rep of) 7.750%, 01/14/2031		1,070,000	1,487,300	0.16
Philippines (Rep of) 6.250%, 01/14/2036	PHP	42,000,000	1,050,483	0.12

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Philippines - (continued)
Power Sector Assets & Liabilities Management Corp. 7.250%, 05/27/2019		1,630,000	$1,951,925	0.22
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		1,032,000	1,323,540	0.15
			13,048,176	1.44
Poland (Cost $24,345,908)
Eileme 2 AB 11.625%, 01/31/2020		830,000	974,212	0.11
Poland (Rep of) 3.000%, 08/24/2016	PLN	1,937,000	825,881	0.09
Poland (Rep of) 4.750%, 04/25/2017	PLN	1,205,000	408,077	0.04
Poland (Rep of) 6.375%, 07/15/2019		1,110,000	1,312,575	0.14
Poland (Rep of) 5.500%, 10/25/2019	PLN	8,482,000	3,048,877	0.34
Poland (Rep of) 5.250%, 10/25/2020	PLN	2,162,000	777,206	0.09
Poland (Rep of) 5.750%, 10/25/2021	PLN	4,693,000	1,742,410	0.19
Poland (Rep of) 5.000%, 03/23/2022		1,120,000	1,247,400	0.14
Poland (Rep of) 5.750%, 09/23/2022	PLN	20,734,000	7,760,548	0.86
Poland (Rep of) 3.000%, 03/17/2023		650,000	629,688	0.07
Poland (Rep of) 2.750%, 08/25/2023	PLN	1,183,000	477,380	0.05
Poland (Rep of) 4.000%, 10/25/2023	PLN	6,928,000	2,322,211	0.26
Poland (Rep of) 5.750%, 04/25/2029	PLN	4,072,000	1,593,408	0.18
Polish Television Holding B.V. 11.000%, 01/15/2021(6)	EUR	1,065,000	1,713,802	0.19
			24,833,675	2.75
Qatar (Cost $2,369,768)
Qatar (Rep of) 6.400%, 01/20/2040		1,449,000	1,798,571	0.20
Qatar (Rep of) 5.750%, 01/20/2042		488,000	559,053	0.06
			2,357,624	0.26
Romania (Cost $11,296,512)
Romania (Rep of) 5.900%, 07/26/2017	RON	3,610,000	1,182,578	0.13
Romania (Rep of) 5.600%, 11/28/2018	RON	620,000	207,351	0.02
Romania (Rep of) 4.750%, 06/24/2019	RON	640,000	204,776	0.02
Romania (Rep of) 5.750%, 04/29/2020	RON	1,450,000	483,904	0.05
Romania (Rep of) 5.950%, 06/11/2021	RON	340,000	113,916	0.01
Romania (Rep of) 6.750%, 02/07/2022		3,592,000	4,283,460	0.48
Romania (Rep of) 5.850%, 04/26/2023	RON	4,210,000	1,440,411	0.16
Romania (Rep of) 4.375%, 08/22/2023		2,700,000	2,777,895	0.31
Romania (Rep of) 6.125%, 01/22/2044		910,000	1,035,125	0.12
			11,729,416	1.30
Russian Federation (Cost $74,544,596)
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.500%, 09/26/2019		3,130,000	3,020,450	0.33
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.750%, 04/28/2021		1,250,000	1,264,250	0.14
Brunswick Rail Finance Ltd. 6.500%, 11/01/2017		1,850,000	1,822,250	0.20
CEDC Finance Corp. International, Inc., FRN 9.000%, 04/30/2018		2,383,103	2,311,610	0.26
CEDC Finance Corp. International, Inc. 10.000%, 04/30/2018(6)		1	1	—
Credit Bank of Moscow Via CBOM Finance PLC 7.700%, 02/01/2018		2,410,000	2,331,675	0.26
Far East Capital Ltd. S.A. 8.000%, 05/02/2018		3,250,000	2,340,000	0.26
Far East Capital Ltd. S.A. 8.750%, 05/02/2020		1,635,000	1,160,850	0.13
Metalloinvest Finance Ltd. 5.625%, 04/17/2020		1,250,000	1,140,625	0.13
Mobile Telesystems OJSC 8.150%, 11/03/2020	RUB	15,250,000	421,705	0.05

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
Mobile Telesystems OJSC via MTS International Funding Ltd. 8.625%, 06/22/2020		1,655,000	$1,911,194	0.21
Mobile Telesystems OJSC via MTS International Funding Ltd. 5.000%, 05/30/2023		355,000	329,262	0.04
Promsvyazbank OJSC Via PSB Finance S.A. 8.500%, 04/25/2017		1,095,000	1,116,900	0.12
Promsvyazbank OJSC Via PSB Finance S.A. 10.200%, 11/06/2019		1,850,000	1,822,250	0.20
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 7.750%, 05/29/2018		510,000	524,637	0.06
Russian Federal Bond - OFZ 7.400%, 06/14/2017	RUB	49,167,000	1,314,716	0.15
Russian Federal Bond - OFZ 6.200%, 01/31/2018	RUB	48,173,000	1,233,018	0.14
Russian Federal Bond - OFZ 7.500%, 03/15/2018	RUB	48,513,000	1,287,887	0.14
Russian Federal Bond - OFZ 7.500%, 02/27/2019	RUB	101,798,000	2,668,267	0.29
Russian Federal Bond - OFZ 6.700%, 05/15/2019	RUB	31,620,000	800,041	0.09
Russian Federal Bond - OFZ 6.800%, 12/11/2019	RUB	48,580,000	1,223,693	0.14
Russian Federal Bond - OFZ 6.400%, 05/27/2020	RUB	53,356,000	1,306,693	0.14
Russian Federal Bond - OFZ 7.600%, 04/14/2021	RUB	87,706,000	2,257,165	0.25
Russian Federal Bond - OFZ 7.600%, 07/20/2022	RUB	56,917,000	1,451,283	0.16
Russian Federal Bond - OFZ 7.000%, 01/25/2023	RUB	67,334,000	1,645,510	0.18
Russian Federal Bond - OFZ 7.000%, 08/16/2023	RUB	36,397,000	882,707	0.10
Russian Federal Bond - OFZ 8.150%, 02/03/2027	RUB	32,633,000	843,939	0.09
Russian Federal Bond - OFZ 7.050%, 01/19/2028	RUB	68,216,000	1,591,342	0.18
Russian Foreign Bond - Eurobond 5.000%, 04/29/2020		300,000	310,575	0.03
Russian Foreign Bond - Eurobond, FRN 7.500%, 03/31/2030		5,300,530	6,000,200	0.66
Russian Foreign Bond - Eurobond 5.625%, 04/04/2042		1,000,000	1,000,000	0.11
Russian Foreign Bond - Eurobond 5.875%, 09/16/2043		200,000	202,000	0.02
Russian Standard Bank Via Russian Standard Finance S.A. 9.250%, 07/11/2017		1,800,000	1,773,000	0.20
Russian Standard Bank Via Russian Standard Finance S.A. 10.750%, 04/10/2018		1,385,000	1,319,212	0.15
Severstal OAO Via Steel Capital S.A. 5.900%, 10/17/2022		575,000	557,750	0.06
Sibmetinvest OOO 13.500%, 10/10/2019	RUB	23,250,000	652,038	0.07
Sibur Securities Ltd. 3.914%, 01/31/2018		600,000	546,000	0.06
SUEK Finance 8.250%, 06/26/2020	RUB	25,500,000	681,594	0.08
TMK OAO Via TMK Capital S.A. 7.750%, 01/27/2018		1,705,000	1,705,000	0.19
TMK OAO Via TMK Capital S.A. 6.750%, 04/03/2020		1,360,000	1,256,300	0.14
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		2,465,000	2,529,706	0.28
VimpelCom Holdings B.V. 9.000%, 02/13/2018	RUB	35,000,000	912,109	0.10
VimpelCom Holdings B.V. 7.504%, 03/01/2022		2,705,000	2,755,584	0.30
VimpelCom Holdings B.V. 5.950%, 02/13/2023		2,030,000	1,882,825	0.21
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		1,157,000	1,142,538	0.13
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		3,044,000	3,005,950	0.33
Vnesheconombank Via VEB Finance PLC 5.942%, 11/21/2023		520,000	471,900	0.05

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
Vnesheconombank Via VEB Finance PLC 6.800%, 11/22/2025		917,000	$868,858	0.10
			69,597,059	7.71
Senegal (Cost $940,058)
Senegal (Rep of) 8.750%, 05/13/2021		830,000	967,116	0.11
			967,116	0.11
Serbia (Cost $4,778,481)
Serbia (Rep of) 5.875%, 12/03/2018		770,000	821,012	0.09
Serbia (Rep of) 4.875%, 02/25/2020		1,320,000	1,349,700	0.15
Serbia (Rep of) 7.250%, 09/28/2021		2,410,000	2,780,538	0.31
			4,951,250	0.55
Singapore (Cost $4,529,629)
Olam International Ltd. 6.000%, 10/25/2022	SGD	1,500,000	1,254,860	0.14
Pacnet Ltd. 9.000%, 12/12/2018		1,050,000	1,144,500	0.13
Rubicon Offshore Holding Loan 10.000%, 12/16/2019(2)		2,300,000	2,300,000	0.25
			4,699,360	0.52
South Africa (Cost $45,385,415)
Edcon Pty Ltd. 9.500%, 03/01/2018	EUR	1,660,000	2,192,481	0.24
South Africa (Rep of) 8.250%, 09/15/2017	ZAR	73,050,000	7,019,422	0.78
South Africa (Rep of) 8.000%, 12/21/2018	ZAR	60,028,000	5,714,556	0.63
South Africa (Rep of) 6.875%, 05/27/2019		690,000	791,485	0.09
South Africa (Rep of) 5.500%, 03/09/2020		3,176,000	3,453,900	0.38
South Africa (Rep of) 5.875%, 05/30/2022		1,060,000	1,181,370	0.13
South Africa (Rep of) 7.750%, 02/28/2023	ZAR	63,642,000	5,813,067	0.65
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	53,860,000	5,861,613	0.65
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	75,776,000	5,987,456	0.66
South Africa (Rep of) 6.250%, 03/31/2036	ZAR	18,525,500	1,287,663	0.14
South Africa (Rep of) 6.500%, 02/28/2041	ZAR	19,502,000	1,363,085	0.15
South Africa (Rep of) 8.750%, 02/28/2048	ZAR	8,650,000	778,355	0.09
Transnet SOC Ltd. 9.500%, 05/13/2021	ZAR	9,700,000	902,897	0.10
			42,347,350	4.69
Sri Lanka (Cost $2,181,198)
Bank of Ceylon 6.875%, 05/03/2017		1,340,000	1,423,750	0.16
Sri Lanka (Rep of) 6.250%, 10/04/2020		100,000	106,250	0.01
Sri Lanka (Rep of) 6.250%, 07/27/2021		650,000	689,000	0.08
			2,219,000	0.25
Thailand (Cost $15,347,375)
Thailand (Rep of) 3.875%, 06/13/2019	THB	215,080,000	6,943,112	0.77
Thailand (Rep of) 1.200%, 07/14/2021	THB	63,300,000	2,067,629	0.23
Thailand (Rep of) 3.650%, 12/17/2021	THB	57,260,000	1,808,485	0.20
Thailand (Rep of) 3.625%, 06/16/2023	THB	117,361,000	3,666,868	0.40
Thailand (Rep of) 1.250%, 03/12/2028	THB	27,200,000	805,623	0.09
			15,291,717	1.69
Turkey (Cost $38,500,397)
Roenesans Holding, FRN 11.400%, 12/18/2015	TRY	610,000	285,244	0.03
Turkey (Rep of) 7.000%, 09/26/2016		1,321,000	1,454,751	0.16
Turkey (Rep of) 7.500%, 07/14/2017		680,000	773,462	0.09
Turkey (Rep of) 6.750%, 04/03/2018		2,178,000	2,450,250	0.27
Turkey (Rep of) 8.300%, 06/20/2018	TRY	5,624,600	2,611,759	0.29
Turkey (Rep of) 7.000%, 03/11/2019		750,000	862,500	0.10
Turkey (Rep of) 10.400%, 03/27/2019	TRY	5,398,000	2,700,511	0.30
Turkey (Rep of) 7.500%, 11/07/2019		700,000	829,010	0.09
Turkey (Rep of) 4.000%, 04/01/2020	TRY	3,210,300	2,306,561	0.26

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Turkey - (continued)
Turkey (Rep of) 5.625%, 03/30/2021		1,150,000	$1,259,112	0.14
Turkey (Rep of) 9.500%, 01/12/2022	TRY	4,110,000	2,002,445	0.22
Turkey (Rep of) 3.000%, 02/23/2022	TRY	7,720,000	4,650,449	0.51
Turkey (Rep of) 8.500%, 09/14/2022	TRY	5,467,800	2,505,777	0.28
Turkey (Rep of) 6.250%, 09/26/2022		300,000	341,610	0.04
Turkey (Rep of) 7.100%, 03/08/2023	TRY	8,912,000	3,734,822	0.41
Turkey (Rep of) 8.800%, 09/27/2023	TRY	5,574,700	2,598,995	0.29
Turkey (Rep of) 10.400%, 03/20/2024	TRY	2,195,000	1,130,638	0.12
Turkey (Rep of) 5.750%, 03/22/2024		380,000	417,050	0.05
Turkey (Rep of) 7.375%, 02/05/2025		907,000	1,107,447	0.12
Turkey (Rep of) 8.000%, 02/14/2034		522,000	694,260	0.08
Turkey (Rep of) 6.875%, 03/17/2036		951,000	1,135,256	0.13
Turkey (Rep of) 7.250%, 03/05/2038		216,000	269,514	0.03
Turkey (Rep of) 6.750%, 05/30/2040		1,037,000	1,216,142	0.13
Turkey (Rep of) 6.000%, 01/14/2041		880,000	945,666	0.10
			38,283,231	4.24
Ukraine (Cost $42,905,077)
DTEK Finance B.V. 9.500%, 04/28/2015		1,020,000	902,904	0.10
DTEK Finance PLC 7.875%, 04/04/2018		4,443,000	3,310,924	0.37
Ferrexpo Finance PLC 7.875%, 04/07/2016		3,035,000	2,913,600	0.32
Metinvest B.V. 10.250%, 05/20/2015		4,650,000	4,254,750	0.47
Metinvest B.V. 8.750%, 02/14/2018		3,400,000	2,848,180	0.31
MHP S.A. 10.250%, 04/29/2015		1,478,000	1,516,413	0.17
MHP S.A. 8.250%, 04/02/2020		4,420,000	4,089,384	0.45
Mriya Agro Holding PLC 9.450%, 04/19/2018		2,050,000	1,619,910	0.18
National JSC Naftogaz of Ukraine 9.500%, 09/30/2014		3,798,000	3,693,555	0.41
Oschadbank Via SSB #1 PLC 8.250%, 03/10/2016		1,200,000	1,098,240	0.12
Oschadbank Via SSB #1 PLC 8.875%, 03/20/2018		1,000,000	865,000	0.10
Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		385,000	331,100	0.04
Ukraine (Rep of) 9.250%, 07/24/2017		2,915,000	2,951,438	0.33
Ukraine (Rep of) 7.750%, 09/23/2020		1,965,000	1,876,575	0.21
Ukraine (Rep of) 7.950%, 02/23/2021		2,830,000	2,699,254	0.30
Ukraine (Rep of) 7.800%, 11/28/2022		1,930,000	1,847,975	0.20
Ukraine (Rep of) 7.500%, 04/17/2023		1,360,000	1,278,400	0.14
Ukreximbank Via Biz Finance PLC 8.750%, 01/22/2018		1,230,000	1,094,946	0.12
UKRLANDFARMING PLC 10.875%, 03/26/2018		2,720,000	2,448,000	0.27
			41,640,548	4.61
United Arab Emirates (Cost $16,093,280)
Anka a Sukuk Ltd. 10.000%, 08/25/2016	AED	5,980,000	1,807,163	0.20
Dana Gas Sukuk Ltd. 7.000%, 10/31/2017		58,260	58,260	0.01
Dana Gas Sukuk Ltd. 9.000%, 10/31/2017		1,955,000	1,915,900	0.21
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	2,600,000	4,543,215	0.50
Emirate of Dubai (Rep of) 7.750%, 10/05/2020		4,910,000	6,157,729	0.68
Emirate of Dubai (Rep of) 5.250%, 01/30/2043		450,000	419,063	0.05
Sukuk Funding No. 3 Ltd. 4.348%, 12/03/2018		1,600,000	1,676,800	0.19
			16,578,130	1.84
Uruguay (Cost $8,849,410)
Uruguay (Rep of) 5.000%, 09/14/2018(2)	UYU	12,120,000	1,025,170	0.11
Uruguay (Rep of) 4.500%, 08/14/2024		1,314,374	1,386,664	0.15
Uruguay (Rep of) 6.875%, 09/28/2025		320,300	277,220	0.03
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	13,659,000	1,125,044	0.13

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Uruguay - (continued)
Uruguay (Rep of) 4.375%, 12/15/2028	UYU	15,580,000	$924,345	0.10
Uruguay (Rep of) 7.875%, 01/15/2033(6)		1,246,000	1,682,100	0.19
Uruguay (Rep of) 7.625%, 03/21/2036		1,164,000	1,559,760	0.17
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	8,137,000	613,930	0.07
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	100,000	11,995	—
			8,606,228	0.95
Venezuela (Cost $21,937,223)
Petroleos de Venezuela S.A. 4.900%, 10/28/2014		3,696,394	3,682,717	0.41
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		800,000	674,000	0.07
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		310,000	310,775	0.03
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		500,000	299,500	0.03
Petroleos de Venezuela S.A. 9.750%, 05/17/2035		1,143,000	925,830	0.10
Venezuela (Rep of) 8.500%, 10/08/2014		1,371,000	1,367,573	0.15
Venezuela (Rep of) 5.750%, 02/26/2016		530,000	501,645	0.06
Venezuela (Rep of) 7.750%, 10/13/2019		520,000	439,400	0.05
Venezuela (Rep of) 6.000%, 12/09/2020		425,000	320,875	0.04
Venezuela (Rep of) 12.750%, 08/23/2022		1,802,000	1,829,030	0.20
Venezuela (Rep of) 9.000%, 05/07/2023		930,000	778,875	0.09
Venezuela (Rep of) 8.250%, 10/13/2024		1,330,000	1,040,725	0.11
Venezuela (Rep of) 7.650%, 04/21/2025		440,000	330,000	0.04
Venezuela (Rep of) 11.750%, 10/21/2026		4,683,800	4,444,926	0.49
Venezuela (Rep of) 9.250%, 09/15/2027		1,149,000	965,160	0.11
Venezuela (Rep of) 9.250%, 05/07/2028		1,783,000	1,453,145	0.16
Venezuela (Rep of) 11.950%, 08/05/2031		3,701,200	3,506,887	0.39
			22,871,063	2.53
Vietnam (Cost $3,031,632)
Vietnam (Rep of) 6.875%, 01/15/2016		840,000	897,750	0.10
Vietnam (Rep of) 6.750%, 01/29/2020		1,931,000	2,184,444	0.24
			3,082,194	0.34
Total Debt Securities (Cost $779,885,292)			767,105,108	84.93

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

China (Cost $ — )
Emerald Plantation Holdings Ltd.(2)		308,246	$52,402	0.01
			52,402	0.01
Kazakhstan (Cost $624,700)
BTA Bank JSC GDR (Registered)		34,532	8,633	—
			8,633	—
Total Equity Securities (Cost $624,700)			61,035	0.01

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

China (Cost $27,482)
Far East Energy Bermuda Ltd., Exp. 08/23/2014, Strike Price $11.92(2)		1,308,684	$66,743	0.01
			66,743	0.01
Total Warrants (Cost $27,482)			66,743	0.01

	Currency(1)	Par	Value	% of Net Assets
Short-Term Investments

ABN AMRO Bank, Time Deposit 0.060%,		20,000,000	$20,000,000	2.21
United Kingdom, Time Deposit 0.120%,		25,000,000	25,000,000	2.77

Total Short-Term Investments (Cost $45,000,000)			45,000,000	4.98

Total Investments in Securities (Cost $825,537,474)			812,232,886	89.93

Fully Funded Total Return Swaps

Indonesia (Cost $18,361,694)
Indonesia (Rep of) 5.250% 05/15/2018	IDR	10,000,000,000	796,804	0.09
Indonesia (Rep of) 7.875% 04/15/2019	IDR	16,600,000,000	1,433,099	0.16
Indonesia (Rep of) 12.800% 06/15/2021	IDR	15,700,000,000	1,695,098	0.19
Indonesia (Rep of) 8.375% 03/15/2024	IDR	55,330,000,000	4,891,406	0.54
Indonesia (Rep of) 11.000% 09/15/2025	IDR	1,200,000,000	123,861	0.01
Indonesia (Rep of) 8.375% 09/15/2026	IDR	9,100,000,000	786,007	0.09
Indonesia (Rep of) 7.000% 05/15/2027	IDR	10,400,000,000	801,728	0.09
Indonesia (Rep of) 9.000% 03/15/2029	IDR	11,300,000,000	1,017,024	0.11
Indonesia (Rep of) 9.000% 03/15/2029	IDR	3,000,000,000	270,006	0.03
Indonesia (Rep of) 10.500% 08/15/2030	IDR	18,150,000,000	1,830,285	0.20
Indonesia (Rep of) 8.375% 03/15/2034	IDR	21,260,000,000	1,787,658	0.20
Indonesia (Rep of) 8.375% 03/15/2034	IDR	7,800,000,000	655,867	0.07
Indonesia (Rep of) 8.375% 03/15/2034	IDR	3,022,000,000	254,106	0.03
			16,342,949	1.81
Total Fully Funded Total Return Swaps (Cost $18,361,694)			16,342,949	1.81

Total Investments (Total Cost $843,899,168)			828,575,835	91.74

Other Assets Less Liabilities			74,651,277	8.26
Net Assets			$903,227,112	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Security determined to be illiquid by the Investment Manager.
(3)	Issuer has defaulted on terms of debt obligation.
(4)	Zero coupon bond reflects effective yield on the date of purchase.
(5)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(6)	Security is payment in-kind bond.
(7)	Security has been deemed worthless and is a Level 3 investment.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

Percentages shown are based on net assets.

At July 31, 2014, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/04/2014	Goldman Sachs Intl Ltd. London	Brazilian Real	2,122,233	United States Dollar	950,000	$(15,711)
08/04/2014	HSBC Bank PLC	Brazilian Real	4,515,532	United States Dollar	2,030,000	(42,088)
08/04/2014	HSBC Bank PLC	Brazilian Real	8,953,171	United States Dollar	4,008,045	(66,513)
08/04/2014	Morgan Stanley & Co. International	Brazilian Real	1,713,692	United States Dollar	766,170	(11,736)
08/04/2014	Morgan Stanley & Co. International	United States Dollar	979,421	Brazilian Real	2,188,811	15,822
08/04/2014	Union Bank of Switzerland - London	United States Dollar	1,350,000	Brazilian Real	2,999,025	29,713
08/05/2014	Deutsche Bank London	Turkish Lira	1,320,885	United States Dollar	628,184	(12,465)
08/25/2014	Morgan Stanley & Co. International	Colombian Peso	3,628,866,906	United States Dollar	1,947,862	(19,827)
08/25/2014	Morgan Stanley & Co. International	Colombian Peso	6,444,424,491	United States Dollar	3,447,138	(23,183)
08/26/2014	Merrill Lynch International	Philippine Peso	52,332,500	United States Dollar	1,210,000	(11,510)
08/28/2014	BNP Paris	Indian Rupee	28,345,700	United States Dollar	470,000	(6,171)
08/28/2014	Deutsche Bank London	Indian Rupee	257,363,898	United States Dollar	4,198,690	12,629
08/28/2014	BNP Paris	Korean Won	252,735,275	United States Dollar	249,810	(5,354)
08/28/2014	Standard Chartered London	Korean Won	866,796,000	United States Dollar	840,000	(1,599)
08/28/2014	Union Bank of Switzerland - London	Korean Won	6,140,750,000	United States Dollar	6,050,000	(110,409)
08/29/2014	BNP Paris	Chinese Yuan Renminbi	6,606,180	United States Dollar	1,070,000	(1,384)
08/29/2014	Chase Manhattan Bank London	Chinese Yuan Renminbi	3,085,000	United States Dollar	500,000	(970)
08/29/2014	Citibank London	Chinese Yuan Renminbi	6,665,220	United States Dollar	1,080,000	(1,834)
08/29/2014	Goldman Sachs Intl Ltd. London	Chinese Yuan Renminbi	3,274,181	United States Dollar	530,000	(368)
08/29/2014	HSBC Bank PLC	Chinese Yuan Renminbi	120,858,013	United States Dollar	19,551,567	(1,575)
08/29/2014	Union Bank of Switzerland - London	Chinese Yuan Renminbi	1,648,160	United States Dollar	266,520	86
08/29/2014	Goldman Sachs Intl Ltd. London	Colombian Peso	3,616,275,000	United States Dollar	1,950,000	(29,545)
08/29/2014	Standard Chartered London	Colombian Peso	2,114,652,093	United States Dollar	1,122,689	316
08/29/2014	Deutsche Bank London	Czech Koruna	14,816,891	United States Dollar	737,080	(19,973)
08/29/2014	Merrill Lynch International	Hungarian Forint	147,982,956	United States Dollar	660,000	(29,449)
08/29/2014	Union Bank of Switzerland - London	Hungarian Forint	1,147,350,000	United States Dollar	5,013,108	(124,281)
08/29/2014	BNP Paris	Indonesian Rupiah	2,910,000,000	United States Dollar	250,000	(5,531)
08/29/2014	Chase Manhattan Bank London	Indonesian Rupiah	6,690,660,000	United States Dollar	570,000	(7,918)
08/29/2014	Standard Chartered London	Indonesian Rupiah	15,778,500,000	United States Dollar	1,340,000	(14,448)
08/29/2014	Union Bank of Switzerland - London	Indonesian Rupiah	37,769,192,868	United States Dollar	3,207,575	(34,585)
08/29/2014	Barclays Wholesale GTS	Malaysian Ringgit	2,767,910	United States Dollar	860,000	460
08/29/2014	Barclays Wholesale GTS	Malaysian Ringgit	1,446,954	United States Dollar	454,731	(4,916)
08/29/2014	BNP Paris	Malaysian Ringgit	8,565,401	United States Dollar	2,641,930	20,796
08/29/2014	Deutsche Bank London	Malaysian Ringgit	1,549,824	United States Dollar	480,000	1,794
08/29/2014	Standard Chartered London	Malaysian Ringgit	2,237,550	United States Dollar	700,000	(4,413)
08/29/2014	Barclays Wholesale GTS	Mexican Peso	27,646,867	United States Dollar	2,125,456	(38,818)
08/29/2014	Goldman Sachs Intl Ltd. London	Mexican Peso	62,606,231	United States Dollar	4,799,499	(74,316)
08/29/2014	Barclays Wholesale GTS	Philippine Peso	46,609,606	United States Dollar	1,070,194	(3,291)
08/29/2014	Merrill Lynch International	Philippine Peso	60,004,000	United States Dollar	1,379,878	(6,375)
08/29/2014	Union Bank of Switzerland - London	Philippine Peso	97,430,394	United States Dollar	2,243,389	(13,189)
08/29/2014	Barclays Wholesale GTS	Polish Zloty	801,463	United States Dollar	262,479	(6,114)
08/29/2014	Barclays Wholesale GTS	Polish Zloty	5,355,006	United States Dollar	1,744,671	(31,757)
08/29/2014	Deutsche Bank London	Polish Zloty	2,766,990	United States Dollar	898,819	(13,738)
08/29/2014	HSBC Bank PLC	Polish Zloty	3,848,568	United States Dollar	1,260,000	(28,952)
08/29/2014	Chase Manhattan Bank London	Romanian Leu	6,064,736	United States Dollar	1,854,149	(22,612)
08/29/2014	Deutsche Bank London	Romanian Leu	4,388,615	United States Dollar	1,352,243	(26,892)
08/29/2014	CSFB Global Foreign Exchange London	Russian Ruble	72,442,943	United States Dollar	2,015,989	1,374
08/29/2014	CSFB Global Foreign Exchange London	Russian Ruble	131,105,696	United States Dollar	3,663,808	(12,828)
08/29/2014	Deutsche Bank London	Russian Ruble	32,996,594	United States Dollar	921,101	(2,225)
08/29/2014	HSBC Bank PLC	Russian Ruble	26,873,952	United States Dollar	750,208	(1,833)
08/29/2014	Morgan Stanley & Co. International	Russian Ruble	276,874,355	United States Dollar	7,703,794	6,495

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/29/2014	Morgan Stanley & Co. International	Russian Ruble	171,417,295	United States Dollar	4,791,539	$(17,977)
08/29/2014	Merrill Lynch International	South African Rand	5,841,985	United States Dollar	542,381	(236)
08/29/2014	Barclays Wholesale GTS	Thai Baht	21,528,735	United States Dollar	668,844	683
08/29/2014	Chase Manhattan Bank London	Thai Baht	77,074,566	United States Dollar	2,351,986	44,970
08/29/2014	Citibank London	Thai Baht	11,272,136	United States Dollar	347,530	3,024
08/29/2014	Deutsche Bank London	Thai Baht	14,242,093	United States Dollar	437,780	5,137
08/29/2014	Deutsche Bank London	Thai Baht	5,236,208	United States Dollar	159,495	3,347
08/29/2014	Union Bank of Switzerland - London	Thai Baht	73,682,000	United States Dollar	2,257,760	33,690
08/29/2014	Merrill Lynch International	Turkish Lira	916,709	United States Dollar	424,520	429
08/29/2014	Morgan Stanley & Co. International	Turkish Lira	916,709	United States Dollar	424,963	(14)
08/29/2014	Standard Chartered London	Turkish Lira	5,518,502	United States Dollar	2,614,536	(56,381)
08/29/2014	Union Bank of Switzerland - London	United States Dollar	3,470,154	Hungarian Forint	773,670,751	173,563
08/29/2014	Union Bank of Switzerland - London	United States Dollar	125,000	Hungarian Forint	28,354,513	4,182
08/29/2014	Union Bank of Switzerland - London	United States Dollar	125,000	Hungarian Forint	28,360,025	4,159
08/29/2014	Barclays Wholesale GTS	United States Dollar	3,290,000	Russian Ruble	117,946,500	5,472
08/29/2014	Citibank London	United States Dollar	442,290	Russian Ruble	15,767,629	3,199
08/29/2014	CSFB Global Foreign Exchange London	United States Dollar	1,760,000	Russian Ruble	60,733,200	68,726
08/29/2014	Morgan Stanley & Co. International	United States Dollar	1,021,985	Russian Ruble	36,540,567	4,418
08/29/2014	CSFB Global Foreign Exchange London	United States Dollar	1,527,902	South African Rand	16,108,056	33,048
08/29/2014	Deutsche Bank London	United States Dollar	310,000	Turkish Lira	744,465	(35,104)
08/29/2014	Deutsche Bank London	United States Dollar	348,838	Turkish Lira	840,560	(40,812)
09/03/2014	Goldman Sachs Intl Ltd. London	Brazilian Real	1,721,409	United States Dollar	760,000	(8,980)
09/03/2014	HSBC Bank PLC	Brazilian Real	12,116,792	United States Dollar	5,387,995	(101,653)
09/03/2014	Union Bank of Switzerland - London	Brazilian Real	1,575,257	United States Dollar	700,000	(12,743)
09/03/2014	Citibank London	United States Dollar	1,489,410	Brazilian Real	3,391,537	9,743
09/03/2014	CSFB Global Foreign Exchange London	United States Dollar	125,709	Brazilian Real	285,208	1,278
09/30/2014	Barclays Wholesale GTS	Czech Koruna	3,931,932	United States Dollar	195,338	(4,980)
09/30/2014	Chase Manhattan Bank London	Hungarian Forint	616,178,287	United States Dollar	2,718,813	(96,609)
09/30/2014	Barclays Wholesale GTS	Indian Rupee	93,848,383	United States Dollar	1,536,483	(9,590)
09/30/2014	Goldman Sachs Intl Ltd. London	Indian Rupee	21,663,775	United States Dollar	358,850	(6,385)
09/30/2014	Merrill Lynch International	Indian Rupee	124,918,000	United States Dollar	2,039,644	(7,255)
09/30/2014	Standard Chartered London	Indian Rupee	57,665,000	United States Dollar	950,000	(11,803)
09/30/2014	Barclays Wholesale GTS	Korean Won	483,395,000	United States Dollar	470,000	(3,330)
09/30/2014	Chase Manhattan Bank London	Korean Won	503,989,500	United States Dollar	490,000	(3,449)
09/30/2014	Union Bank of Switzerland - London	Korean Won	17,318,743,905	United States Dollar	16,944,110	(224,594)
09/30/2014	Deutsche Bank London	Malaysian Ringgit	24,000,000	United States Dollar	7,381,209	64,385
09/30/2014	Barclays Wholesale GTS	Philippine Peso	138,740,541	United States Dollar	3,190,244	(16,457)
09/30/2014	HSBC Bank PLC	Philippine Peso	18,249,840	United States Dollar	420,000	(2,522)
09/30/2014	Baring Securities New York	Polish Zloty	5,417,519	United States Dollar	1,761,050	(31,795)
09/30/2014	BNP Paris	Polish Zloty	12,680,000	United States Dollar	4,112,744	(65,328)
09/30/2014	Barclays Wholesale GTS	Russian Ruble	141,782,231	United States Dollar	4,111,537	(207,959)
09/30/2014	Chase Manhattan Bank London	Singapore Dollar	423,232	United States Dollar	340,000	(733)
09/30/2014	Chase Manhattan Bank London	Singapore Dollar	546,282	United States Dollar	440,000	(2,095)
09/30/2014	Merrill Lynch International	Singapore Dollar	22,191,069	United States Dollar	17,875,841	(87,257)
09/30/2014	Standard Chartered London	Singapore Dollar	981,322	United States Dollar	790,000	(3,362)
09/30/2014	ANZ Banking Corp. Melbourne	Taiwan Dollar	17,376,800	United States Dollar	580,000	(1,724)
09/30/2014	ANZ Banking Corp. Melbourne	Taiwan Dollar	218,848,251	United States Dollar	7,313,225	(30,259)
09/30/2014	BNP Paris	Taiwan Dollar	7,493,750	United States Dollar	250,000	(618)
09/30/2014	Chase Manhattan Bank London	Taiwan Dollar	10,466,750	United States Dollar	350,000	(1,681)
09/30/2014	Citibank London	Taiwan Dollar	213,569,789	United States Dollar	7,139,221	(31,915)
09/30/2014	Barclays Wholesale GTS	Thai Baht	146,860,680	United States Dollar	4,505,620	54,374
09/30/2014	Chase Manhattan Bank London	Thai Baht	23,381,900	United States Dollar	730,000	(3,997)
09/30/2014	Union Bank of Switzerland - London	Thai Baht	112,195,000	United States Dollar	3,445,263	38,368
09/30/2014	Union Bank of Switzerland - London	Thai Baht	48,457,524	United States Dollar	1,510,145	(5,549)
09/30/2014	Goldman Sachs Intl Ltd. London	Turkish Lira	6,910,000	United States Dollar	3,218,294	(35,987)
09/30/2014	Barclays Wholesale GTS	United States Dollar	832,947	Hungarian Forint	187,971,711	33,016
09/30/2014	Deutsche Bank London	United States Dollar	3,230,000	Hungarian Forint	749,876,800	38,830
09/30/2014	Union Bank of Switzerland - London	United States Dollar	1,024,205	Polish Zloty	3,137,048	22,870
09/30/2014	Barclays Wholesale GTS	United States Dollar	2,110,340	Russian Ruble	72,772,952	106,740

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
10/14/2014	Barclays Wholesale GTS	Euro	814,522	United States Dollar	1,108,989	$(18,017)
10/14/2014	Deutsche Bank London	Euro	1,838,587	United States Dollar	2,503,799	(41,195)
10/14/2014	Deutsche Bank London	United States Dollar	4,682,928	British Pound	2,737,031	64,996
10/14/2014	Deutsche Bank London	United States Dollar	182,525	British Pound	106,429	2,958
10/14/2014	Merrill Lynch International	United States Dollar	89,740	British Pound	53,193	(7)
10/14/2014	Barclays Wholesale GTS	United States Dollar	3,719,846	Euro	2,732,127	60,435
10/14/2014	Deutsche Bank London	United States Dollar	3,721,275	Euro	2,732,127	61,864
10/14/2014	Deutsche Bank London	United States Dollar	1,147,059	Euro	842,307	18,873
10/14/2014	HSBC Bank PLC	United States Dollar	3,664,595	Euro	2,691,349	59,802
10/17/2014	BNP Paris	Hungarian Forint	439,055,451	United States Dollar	1,918,865	(51,356)
10/17/2014	Deutsche Bank London	United States Dollar	3,230,000	Hungarian Forint	747,712,700	49,626
10/30/2014	BNP Paris	Chilean Peso	1,832,778,312	United States Dollar	3,204,998	(30,130)
10/30/2014	Merrill Lynch International	Chilean Peso	80,570,000	United States Dollar	140,000	(431)
10/31/2014	Chase Manhattan Bank London	Colombian Peso	5,081,008,060	United States Dollar	2,715,795	(35,518)
10/31/2014	HSBC Bank PLC	Colombian Peso	747,484,000	United States Dollar	400,000	(5,695)
10/31/2014	Morgan Stanley & Co. International	Colombian Peso	1,798,207,500	United States Dollar	950,000	(1,429)
10/31/2014	Citibank London	Czech Koruna	134,445,938	United States Dollar	6,602,786	(91,549)
10/31/2014	Deutsche Bank London	Czech Koruna	4,903,481	United States Dollar	240,000	(2,524)
10/31/2014	Barclays Wholesale GTS	Hungarian Forint	482,981,482	United States Dollar	2,095,890	(42,434)
10/31/2014	Merrill Lynch International	Hungarian Forint	49,056,714	United States Dollar	210,000	(1,429)
10/31/2014	HSBC Bank PLC	Indian Rupee	434,270,113	United States Dollar	7,108,112	(73,903)
10/31/2014	Standard Chartered London	Indian Rupee	727,949,000	United States Dollar	11,939,462	(148,308)
10/31/2014	Union Bank of Switzerland - London	Indian Rupee	36,570,000	United States Dollar	600,000	(7,647)
10/31/2014	Merrill Lynch International	Israeli Shekel	479,906	United States Dollar	140,000	203
10/31/2014	Merrill Lynch International	Israeli Shekel	11,727,053	United States Dollar	3,439,321	(13,310)
10/31/2014	ANZ Banking Corp. Melbourne	Malaysian Ringgit	2,171,308	United States Dollar	680,000	(7,581)
10/31/2014	BNP Paris	Malaysian Ringgit	5,926,000	United States Dollar	1,851,586	(16,399)
10/31/2014	Chase Manhattan Bank London	Malaysian Ringgit	7,530,000	United States Dollar	2,359,466	(27,546)
10/31/2014	BNP Paris	Mexican Peso	56,359,881	United States Dollar	4,326,157	(91,416)
10/31/2014	Citibank London	Mexican Peso	198,211,012	United States Dollar	15,215,984	(322,901)
10/31/2014	Deutsche Bank London	Mexican Peso	16,328,770	United States Dollar	1,250,000	(23,097)
10/31/2014	Goldman Sachs Intl Ltd. London	Mexican Peso	15,057,086	United States Dollar	1,140,000	(8,648)
10/31/2014	Goldman Sachs Intl Ltd. London	Mexican Peso	10,194,815	United States Dollar	775,000	(8,987)
10/31/2014	Union Bank of Switzerland - London	Mexican Peso	192,497,146	United States Dollar	14,736,060	(272,303)
10/31/2014	Deutsche Bank London	Peruvian Neuvo Sol	676,080	United States Dollar	240,000	(1,189)
10/31/2014	Morgan Stanley & Co. International	Peruvian Neuvo Sol	1,833,705	United States Dollar	650,020	(2,302)
10/31/2014	ANZ Banking Corp. Melbourne	Philippine Peso	157,215,300	United States Dollar	3,630,000	(34,900)
10/31/2014	Barclays Wholesale GTS	Philippine Peso	138,740,541	United States Dollar	3,197,302	(24,672)
10/31/2014	Chase Manhattan Bank London	Philippine Peso	15,193,500	United States Dollar	350,000	(2,565)
10/31/2014	Barclays Wholesale GTS	Polish Zloty	1,156,303	United States Dollar	370,000	(1,580)
10/31/2014	Barclays Wholesale GTS	Polish Zloty	558,385	United States Dollar	180,000	(2,088)
10/31/2014	Citibank London	Polish Zloty	6,450,000	United States Dollar	2,080,914	(25,821)
10/31/2014	Goldman Sachs Intl Ltd. London	Polish Zloty	10,600,000	United States Dollar	3,426,706	(49,345)
10/31/2014	Barclays Wholesale GTS	Romanian Leu	3,480,000	United States Dollar	1,060,976	(12,960)
10/31/2014	Merrill Lynch International	Romanian Leu	561,981	United States Dollar	170,000	(757)
10/31/2014	Merrill Lynch International	Romanian Leu	556,166	United States Dollar	170,000	(2,508)
10/31/2014	Merrill Lynch International	Russian Ruble	21,969,000	United States Dollar	600,000	(746)
10/31/2014	Morgan Stanley & Co. International	Russian Ruble	35,018,400	United States Dollar	960,000	(4,794)
10/31/2014	Goldman Sachs Intl Ltd. London	South African Rand	4,664,835	United States Dollar	430,000	(1,777)
10/31/2014	Merrill Lynch International	South African Rand	4,411,682	United States Dollar	410,000	(5,016)
10/31/2014	BNP Paris	Thai Baht	25,576,061	United States Dollar	794,090	(980)
10/31/2014	BNP Paris	Thai Baht	158,714,790	United States Dollar	4,940,000	(18,275)
10/31/2014	Deutsche Bank London	Thai Baht	24,228,762	United States Dollar	751,571	(240)
10/31/2014	Merrill Lynch International	Thai Baht	26,958,471	United States Dollar	835,662	316
10/31/2014	Merrill Lynch International	Thai Baht	19,963,566	United States Dollar	620,000	(932)
10/31/2014	Union Bank of Switzerland - London	Thai Baht	2,871,000	United States Dollar	90,000	(971)
10/31/2014	Deutsche Bank London	Turkish Lira	1,132,976	United States Dollar	520,000	(1,786)
10/31/2014	HSBC Bank PLC	Turkish Lira	6,760,000	United States Dollar	3,123,628	(31,660)
10/31/2014	Merrill Lynch International	Turkish Lira	904,511	United States Dollar	420,000	(6,284)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
10/31/2014	Barclays Wholesale GTS	United States Dollar	3,855,000	Czech Koruna	79,293,495	$14,804
10/31/2014	Barclays Wholesale GTS	United States Dollar	3,855,000	Czech Koruna	79,314,119	13,805
10/31/2014	Merrill Lynch International	United States Dollar	3,728,620	Euro	2,784,839	(1,647)
10/31/2014	Merrill Lynch International	United States Dollar	3,716,473	Euro	2,777,571	(4,060)
10/31/2014	Citibank London	United States Dollar	3,377,173	Mexican Peso	44,582,061	27,388
10/31/2014	Citibank London	United States Dollar	2,237,827	Mexican Peso	29,568,408	16,130
10/31/2014	Goldman Sachs Intl Ltd. London	United States Dollar	183,664	Mexican Peso	2,427,300	1,283
10/31/2014	HSBC Bank PLC	United States Dollar	862,106	Mexican Peso	11,407,433	4,980
10/31/2014	Morgan Stanley & Co. International	United States Dollar	4,723,413	South African Rand	51,008,844	40,894
10/31/2014	ANZ Banking Corp. Melbourne	United States Dollar	350,000	Turkish Lira	749,987	6,962
11/10/2014	Deutsche Bank London	Peruvian Neuvo Sol	869,181	United States Dollar	296,801	9,933
11/10/2014	Merrill Lynch International	Peruvian Neuvo Sol	2,514,521	United States Dollar	859,959	27,415
11/10/2014	Morgan Stanley & Co. International	Peruvian Neuvo Sol	749,790	United States Dollar	255,639	8,962
03/04/2015	HSBC Bank PLC	Chinese Offshore Yuan	30,344,995	United States Dollar	4,798,386	47,256
03/04/2015	HSBC Bank PLC	Chinese Offshore Yuan	28,613,200	United States Dollar	4,645,000	(75,900)
03/19/2015	Standard Chartered London	Chinese Offshore Yuan	8,764,244	United States Dollar	1,403,739	(5,132)
03/19/2015	Standard Chartered London	Chinese Offshore Yuan	21,180,939	United States Dollar	3,399,284	(19,208)
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	38,604,157	United States Dollar	5,775,607	378,189
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	174,251	United States Dollar	26,573	1,204
04/13/2015	HSBC Bank PLC	United States Dollar	93,434	Chinese Offshore Yuan	612,369	(4,182)
04/13/2015	HSBC Bank PLC	United States Dollar	550,000	Chinese Offshore Yuan	3,554,650	(16,638)
04/13/2015	HSBC Bank PLC	United States Dollar	550,000	Chinese Offshore Yuan	3,565,925	(18,436)
04/13/2015	HSBC Bank PLC	United States Dollar	2,050,000	Chinese Offshore Yuan	13,449,435	(93,942)
04/13/2015	HSBC Bank PLC	United States Dollar	2,710,000	Chinese Offshore Yuan	17,596,030	(94,941)
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	105,616,865	United States Dollar	16,100,132	721,806
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	6,222,535	United States Dollar	939,109	51,974
05/04/2015	Standard Chartered London	United States Dollar	1,100,000	Chinese Offshore Yuan	7,158,800	(40,205)
05/04/2015	Standard Chartered London	United States Dollar	3,400,000	Chinese Offshore Yuan	22,343,100	(158,658)
05/04/2015	Standard Chartered London	United States Dollar	12,500,000	Chinese Offshore Yuan	82,337,500	(614,159)
07/17/2015	HSBC Bank PLC	Chinese Offshore Yuan	3,785,666	United States Dollar	564,393	37,070
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	24,998,265	United States Dollar	3,761,400	210,301
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	657,900	United States Dollar	100,038	4,489
07/17/2015	HSBC Bank PLC	United States Dollar	18,198	Chinese Offshore Yuan	119,651	(812)
07/17/2015	HSBC Bank PLC	United States Dollar	557,442	Chinese Offshore Yuan	3,666,015	(25,011)
07/17/2015	Standard Chartered London	United States Dollar	3,870,000	Chinese Offshore Yuan	25,656,165	(206,228)
03/06/2017	HSBC Bank PLC	United States Dollar	4,645,000	Chinese Offshore Yuan	28,989,445	93,710
03/06/2017	HSBC Bank PLC	United States Dollar	4,717,450	Chinese Offshore Yuan	30,344,995	(46,659)
03/20/2017	Standard Chartered London	United States Dollar	3,399,284	Chinese Offshore Yuan	21,446,083	32,711
03/20/2017	Standard Chartered London	United States Dollar	1,403,739	Chinese Offshore Yuan	8,885,668	8,881

Total						$(2,139,199)

At July 31, 2014, the Ashmore Emerging Markets Total Return Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gains/ (Losses)	Counterparty

Brazil CETIP Interbank Deposit Rate	12.300%	BRL	17,198,495	01/02/2017	$195,584	HSBC

Brazil CETIP Interbank Deposit Rate	12.490%	BRL	8,372,990	01/02/2017	111,318	HSBC

Brazil CETIP Interbank Deposit Rate	12.285%	BRL	3,291,726	01/02/2017	34,211	HSBC

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gains/ (Losses)	Counterparty

Brazil CETIP Interbank Deposit Rate	11.435%	BRL	15,585,009	01/02/2017	8,901	HSBC

Johannesburg Interbank Agreed Rate 3 Month	7.115%	ZAR	11,900,000	04/10/2017	4,943	HSBC

Johannesburg Interbank Agreed Rate 3 Month	6.580%	ZAR	39,000,000	11/07/2016	(12,767)	Barclays Capital

Johannesburg Interbank Agreed Rate 3 Month	6.695%	ZAR	20,206,000	01/14/2017	(7,413)	HSBC

Johannesburg Interbank Agreed Rate 3 Month	6.760%	ZAR	21,900,000	01/17/2017	(5,192)	Barclays Capital

					$329,585

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds
Singapore	$—	$2,399,360	$2,300,000	$4,699,360
All Other Countries	—	278,980,409	—	278,980,409
Government Agencies	—	6,474,115	—	6,474,115
Government Bonds	—	441,313,222	—	441,313,222
Municipal Bonds	—	6,157,729	—	6,157,729
Index Linked Corporate Bonds	—	4,468,659	—	4,468,659
Index Linked Government Bonds	—	17,915,457	—	17,915,457
Common Stock	—	61,035	—	61,035
Warrants	—	66,743	—	66,743
Financial Certificate	—	7,096,157	—	7,096,157
Fully Funded Total Return Swaps	—	16,342,949	—	16,342,949
Short-Term Investments	—	45,000,000	—	45,000,000

Total Investments	$—	$826,275,835	$2,300,000	$828,575,835

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3	Total

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$2,926,356	$—	$2,926,356
Interest Rate Swap Contracts	—	354,957	—	354,957
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(5,065,555)	—	(5,065,555)
Interest Rate Swap Contracts	—	(25,372)	—	(25,372)

Total Other Financial Instruments	$—	$(1,809,614)	$—	$(1,809,614)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending July 31, 2014

Category and Subcategory	Beginning Balance at 10/31/2013	Purchases	Sales	Realized Gains	Realized Losses	Change in Unrealized Appreciation/ (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 7/31/2014
Investments, at value
Corporate Bonds	$—	$2,300,000	$—	$—	$—	$—	$—	$—	$2,300,000

Total	$—	$2,300,000	$—	$—	$—	$—	$—	$—	$2,300,000

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2014.

Quantitative Information about Level 3 Fair Value Measurements Ashmore Emerging Markets Total Return Fund
	Fair Value at 7/31/2014	Valuation Techniques	Unobservable Input
Corporate Bonds	$2,300,000	Price determined by PMVC	Priced at cost

At July 31, 2014, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$848,816,553

Gross tax appreciation of investments	$9,651,385
Gross tax depreciation of investments	(29,892,103)

Net tax depreciation of investments	$(20,240,718)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2014 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Argentina (Cost $90,722)
YPF S.A. ADR		2,763	$97,755	0.95
			97,755	0.95
Brazil (Cost $675,646)
Banco do Brasil S.A.	BRL	4,300	52,538	0.51
Braskem S.A. ADR		6,401	79,436	0.78
Cosan Ltd., Class A		7,600	91,732	0.90
Cosan S.A. Industria e Comercio	BRL	600	9,830	0.10
Estacio Participacoes S.A.	BRL	5,400	67,002	0.65
Iochpe-Maxion S.A.	BRL	5,800	42,565	0.41
JBS S.A.	BRL	14,400	52,999	0.52
Vale S.A. ADR		16,692	239,530	2.34
			635,632	6.21
China (Cost $2,390,701)
21Vianet Group, Inc. ADR		1,778	49,482	0.48
Anton Oilfield Services Group	HKD	12,000	6,765	0.07
Baidu, Inc. ADR		1,668	360,371	3.52
China CITIC Bank Corp. Ltd., Class H	HKD	381,000	253,356	2.48
China Dongxiang Group Co.	HKD	292,000	56,849	0.56
China Merchants Bank Co. Ltd., Class H	HKD	117,008	237,879	2.32
China Minsheng Banking Corp. Ltd., Class H	HKD	306,200	317,490	3.10
China National Building Material Co. Ltd., Class H	HKD	116,000	116,193	1.14
China Petroleum & Chemical Corp., Class H	HKD	100,000	98,948	0.97
China Shipping Development Co. Ltd., Class H	HKD	160,000	105,913	1.03
China South City Holdings Ltd.	HKD	194,000	97,898	0.96
CITIC Securities Co. Ltd., Class H	HKD	75,000	187,527	1.83
Country Garden Holdings Co. Ltd.	HKD	117,000	59,584	0.58
Great Wall Motor Co. Ltd., Class H	HKD	6,000	24,658	0.24
Nine Dragons Paper Holdings Ltd.	HKD	127,000	105,043	1.03
Phoenix New Media Ltd. ADR		5,084	51,247	0.50
Ping An Insurance Group Co. of China Ltd., Class H	HKD	37,000	316,045	3.09
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	HKD	38,300	71,178	0.70
Sohu.com, Inc.		1,200	68,064	0.66
Sunac China Holdings Ltd.	HKD	68,000	55,806	0.54
ZTE Corp., Class H	HKD	36,200	75,690	0.74
			2,715,986	26.54
Colombia (Cost $89,961)
Avianca Holdings S.A. ADR		3,135	50,912	0.50
Cemex Latam Holdings S.A.(2)	COP	5,028	49,563	0.48
			100,475	0.98
Greece (Cost $69,007)
Piraeus Bank S.A.	EUR	28,055	58,800	0.57
			58,800	0.57
Hong Kong (Cost $169,948)
Shimao Property Holdings Ltd.	HKD	83,500	192,948	1.89
			192,948	1.89
India (Cost $214,170)
Dr. Reddy’s Laboratories Ltd. ADR		1,920	85,920	0.84
ICICI Bank Ltd. ADR		1,961	98,089	0.96
Infosys Ltd. ADR		1,122	61,508	0.60
			245,517	2.40
Indonesia (Cost $259,581)
Bank Mandiri Persero Tbk PT	IDR	171,900	145,913	1.43

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Indonesia - (continued)
Bank Rakyat Indonesia Persero Tbk PT	IDR	97,000	$88,921	0.87
Indomobil Sukses Internasional Tbk PT	IDR	63,700	24,982	0.24
			259,816	2.54
Malaysia (Cost $57,843)
DRB-Hicom Bhd.	MYR	65,000	45,378	0.44
			45,378	0.44
Mexico (Cost $321,373)
Cemex S.A.B. de C.V. ADR (Participation Certificate)		9,916	124,545	1.22
Compartamos S.A.B. de C.V.	MXN	25,500	51,405	0.50
Gruma S.A.B. de C.V., Class B	MXN	13,000	142,272	1.39
Grupo Mexico S.A.B. de C.V., Series B	MXN	14,100	50,097	0.49
			368,319	3.60
Netherlands (Cost $84,047)
Ternium S.A. ADR		3,222	85,705	0.84
			85,705	0.84
Philippines (Cost $41,147)
Bloomberry Resorts Corp.	PHP	163,100	43,135	0.42
			43,135	0.42
Russian Federation (Cost $702,909)
Aeroflot - Russian Airlines OJSC		68,900	97,482	0.95
Gazprom OAO ADR		41,161	302,155	2.95
NOVATEK OAO GDR (Registered)		1,238	127,620	1.25
Sberbank of Russia ADR		10,459	86,710	0.85
			613,967	6.00
Singapore (Cost $3,802)
Lippo Karawaci Tbk PT	IDR	39,900	3,789	0.04
			3,789	0.04
South Korea (Cost $2,108,015)
Basic House (The) Co. Ltd.	KRW	2,360	49,232	0.48
BS Financial Group, Inc.	KRW	2,991	48,049	0.47
Hana Financial Group, Inc.	KRW	4,430	178,407	1.74
Hyundai Development Co.-Engineering & Construction	KRW	1,755	65,487	0.64
Hyundai Mobis Co. Ltd.	KRW	420	124,914	1.22
Hyundai Motor Co.	KRW	1,767	420,751	4.11
Kia Motors Corp.	KRW	1,687	99,650	0.97
Korea Electric Power Corp.	KRW	5,206	212,585	2.08
Korean Reinsurance Co.	KRW	8,573	94,078	0.92
LG Chem Ltd.	KRW	538	150,454	1.47
LG Household & Health Care Ltd.	KRW	152	70,785	0.69
Lotte Chemical Corp.	KRW	443	75,034	0.73
Samsung Electronics Co. Ltd.	KRW	298	388,280	3.80
Samsung Engineering Co. Ltd.	KRW	836	56,017	0.55
SK Innovation Co. Ltd.	KRW	785	78,640	0.77
SK Telecom Co. Ltd.	KRW	214	54,791	0.54
			2,167,154	21.18
Taiwan (Cost $717,567)
Capital Securities Corp.	TWD	126,000	48,022	0.47
Evergreen Marine Corp. Taiwan Ltd.	TWD	115,000	66,247	0.65
Formosa Plastics Corp.	TWD	8,320	21,357	0.21
Hon Hai Precision Industry Co. Ltd.	TWD	30,000	102,477	1.00
Novatek Microelectronics Corp.	TWD	20,000	101,181	0.99
Shin Kong Financial Holding Co. Ltd.	TWD	310,901	103,306	1.01
United Microelectronics Corp.	TWD	447,000	207,081	2.02

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Taiwan - (continued)
United Microelectronics Corp. ADR		39,198	$85,844	0.84
			735,515	7.19
Thailand (Cost $234,229)
Kasikornbank PCL NVDR	THB	28,800	186,413	1.82
Krung Thai Bank PCL (Registered)	THB	80,300	53,767	0.53
			240,180	2.35
Turkey (Cost $199,481)
Enka Insaat ve Sanayi A.S.	TRY	38,625	100,245	0.98
Turk Hava Yollari A.O.	TRY	31,317	93,492	0.91
			193,737	1.89
Total Common Stock (Cost $8,430,149)			8,803,808	86.03

Preferred Stock

Brazil (Cost $401,895)
Banco ABC Brasil S.A.	BRL	7,167	40,909	0.40
Bradespar S.A.	BRL	11,200	113,543	1.11
Itau Unibanco Holding S.A. ADR		6,423	98,914	0.96
Suzano Papel e Celulose S.A., Class A	BRL	41,600	161,358	1.58
			414,724	4.05
South Korea (Cost $56,363)
Hyundai Motor Co. Ltd.	KRW	336	56,166	0.55
			56,166	0.55
Total Preferred Stock (Cost $458,258)			470,890	4.60

Right

Brazil
Banco ABC Brasil S.A.	BRL	182	131	—
Total Right (Cost $ — )			131	—

Equity-Linked Securities

India (Cost $365,491)
Adani Ports and Special Economic Zone Ltd., Issued by JP Morgan Structured Products B.V.		20,488	88,189	0.86
Axis Bank Ltd., Issued by Merrill Lynch International & Co.		16,095	104,153	1.02
Axis Bank Ltd., Issued by Merrill Lynch International & Co.		2,405	15,563	0.15
Hero MotoCorp Ltd., Issued by JP Morgan Structured Products B.V.		1,994	85,495	0.84
Idea Cellular Ltd., Issued by JP Morgan Structured Products B.V.		16,549	42,608	0.42
Jaiprakash Associates Ltd., Issued by Merrill Lynch International & Co.		28,285	27,148	0.26
Maruti Suzuki India Ltd., Issued by Merrill Lynch International & Co.		1,906	79,418	0.78
Tech Mahindra Ltd., Issued by Citigroup Global Markets		2,554	90,714	0.89
			533,288	5.22
Saudi Arabia (Cost $231,478)
Al Rajhi Bank, Issued by HSBC		5,062	92,131	0.90

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Saudi Arabia - (continued)
Etihad Etisalat Co., Issued by HSBC		4,049	$95,577	0.93
Rabigh Refining and Petroche, Issued by HSBC		5,172	46,694	0.46
			234,402	2.29
Total Equity-Linked Securities (Cost $596,969)			767,690	7.51
Total Investments (Total Cost $9,485,376)			10,042,519	98.14
Other Assets Less Liabilities			190,674	1.86
Net Assets			$10,233,193	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Security determined to be illiquid by the Investment Manager.

Percentages shown are based on net assets.

At July 31, 2014, the industry sectors for the Ashmore Emerging Markets Equity Fund were:

Percentage of
Sector	Net Assets
Consumer Discretionary	10.7%
Consumer Staples	2.6
Energy	7.9
Financials	35.1
Health Care	1.5
Industrials	7.8
Information Technology	16.0
Materials	13.4
Telecommunication Services	1.0
Utilities	2.1

Total Investments	98.1
Other Assets Less Liabilities	1.9
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, maturities, ratings, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments, which are carried at fair value, as of July 31, 2014.

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$97,755	$—	$—	$97,755
Brazil	635,632	—	—	635,632
China	529,164	2,186,822	—	2,715,986
Colombia	100,475	—	—	100,475
Greece	—	58,800	—	58,800
Hong Kong	—	192,948	—	192,948
India	245,517	—	—	245,517
Indonesia	—	259,816	—	259,816
Malaysia	—	45,378	—	45,378
Mexico	368,319	—	—	368,319
Netherlands	85,705	—	—	85,705
Philippines	—	43,135	—	43,135
Russian Federation	97,482	516,485	—	613,967
Singapore	—	3,789	—	3,789
South Korea	—	2,167,154	—	2,167,154
Taiwan	85,844	649,671	—	735,515
Thailand	53,767	186,413	—	240,180
Turkey	—	193,737	—	193,737
Preferred Stock
Brazil	414,724	—	—	414,724
South Korea	—	56,166	—	56,166
Right
Brazil	—	—	131	131
Equity - Linked Securities
India	—	533,288	—	533,288
Saudi Arabia	—	234,402	—	234,402

Total Investments	$2,714,384	$7,328,004	$131	$10,042,519

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2014, the Fund had transfers from Level 1 to 2 as disclosed below:

Transfers from Level 1 to Level 2
Industry	Value	Reason
Common Stocks
Airlines	$93,493	Fair value factor was applied
Apparel	49,232	Fair value factor was applied
Auto Manufacturers	565,780	Fair value factor was applied
Auto Parts & Equipment	124,914	Fair value factor was applied
Banks	828,492	Fair value factor was applied
Building Materials	116,193	Fair value factor was applied
Chemicals	246,844	Fair value factor was applied
Diversified Financial Services	413,983	Fair value factor was applied
Engineering & Construction	56,017	Fair value factor was applied
Entertainment	43,135	Fair value factor was applied
Forest Products & Paper	105,043	Fair value factor was applied
Home Builders	65,487	Fair value factor was applied
Insurance	513,430	Fair value factor was applied
Oil & Gas	127,620	Fair value factor was applied
Oil & Gas Services	6,765	Fair value factor was applied
Real Estate	192,948	Fair value factor was applied
Retail	153,009	Fair value factor was applied
Semiconductors	595,361	Fair value factor was applied
Telecommunications	75,690	Fair value factor was applied
Transportation	66,247	Fair value factor was applied

Total	$4,439,683

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending July 31, 2014:

Category and Subcategory	Beginning Balance at 10/31/2013	Purchases	Sales	Realized Gains	Realized Losses	Change in Unrealized Appreciation/ (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 7/31/2014
Investments, at value
Rights	$—	$—	$—	$—	$—	$131	$—	$—	$131

Total	$—	$—	$—	$—	$—	$131	$—	$—	$131

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2014.

Quantitative Information about Level 3 Fair Value Measurements Ashmore Emerging Markets Equity Fund
	Fair Value at 7/31/2014	Valuation Techniques	Unobservable Input	Actual
Rights	$131	Discount from last traded price	Discount Percentage(a)	0%

(a)	Represents discount to last publicly traded price reported on applicable market.

At July 31, 2014, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$9,614,704

Gross tax appreciation of investments	$883,817
Gross tax depreciation of investments	(456,002)

Net tax depreciation of investments	$427,815

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2014 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Argentina (Cost $671,047)
IRSA Inversiones y Representaciones S.A. ADR		44,047	$697,704	1.66
			697,704	1.66
Brazil (Cost $4,155,518)
ALL - America Latina Logistica S.A.	BRL	50,000	191,736	0.46
Direcional Engenharia S.A.	BRL	45,400	203,112	0.49
GAEC Educacao S.A.	BRL	37,000	470,175	1.12
Iochpe-Maxion S.A.	BRL	88,300	648,020	1.55
Magazine Luiza S.A.	BRL	156,500	617,377	1.47
Tegma Gestao Logistica	BRL	44,300	353,228	0.84
Tereos Internacional S.A.	BRL	537,592	580,540	1.38
Tupy S.A.	BRL	55,100	441,043	1.05
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	BRL	27,000	442,711	1.06
Wilson Sons Ltd. BDR	BRL	8,185	127,280	0.30
			4,075,222	9.72
Chile (Cost $1,506,013)
Cia Sud Americana de Vapores S.A.	CLP	5,849,451	265,870	0.63
Empresas La Polar S.A.	CLP	3,784,282	245,436	0.59
Forus S.A.	CLP	64,533	293,373	0.70
Sonda S.A.	CLP	67,644	153,871	0.37
Vina Concha y Toro S.A.	CLP	94,859	185,728	0.44
			1,144,278	2.73
China (Cost $8,490,187)
21Vianet Group, Inc. ADR		36,512	1,016,129	2.42
Anton Oilfield Services Group	HKD	90,000	50,740	0.12
China Merchants Land Ltd.	HKD	692,000	104,158	0.25
Chinasoft International Ltd.	HKD	1,368,000	422,043	1.01
GOME Electrical Appliances Holding Ltd.	HKD	1,746,000	296,590	0.71
Goodbaby International Holdings Ltd.	HKD	602,000	301,363	0.72
Hollysys Automation Technologies Ltd.		24,915	550,123	1.31
Hydoo International Holding Ltd.	HKD	1,706,000	361,705	0.86
iKang Healthcare Group, Inc. ADR		24,339	456,600	1.09
Ju Teng International Holdings Ltd.	HKD	914,000	612,568	1.46
Kingsoft Corp. Ltd.	HKD	73,000	214,208	0.51
Noah Holdings Ltd. ADR		36,400	584,584	1.39
NVC Lighting Holding Ltd.	HKD	198,000	44,514	0.11
Phoenix New Media Ltd. ADR		56,760	572,141	1.36
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	HKD	220,000	190,480	0.45
Sinovac Biotech Ltd.		29	161	—
SouFun Holdings Ltd. ADR		99,086	1,136,516	2.71
Sunac China Holdings Ltd.	HKD	1,564,000	1,283,535	3.06
Tarena International, Inc. ADR		22,300	263,140	0.63
Xinchen China Power Holdings Ltd.	HKD	343,000	207,011	0.49
ZTE Corp., Class H	HKD	306,800	641,486	1.53
			9,309,795	22.19
Colombia (Cost $765,090)
Avianca Holdings S.A. ADR		44,877	728,802	1.74
			728,802	1.74

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Egypt (Cost $400,303)
Egyptian Financial Group-Hermes Holding GDR		107,834	$485,253	1.16
			485,253	1.16
Hong Kong (Cost $683,718)
Pacific Basin Shipping Ltd.	HKD	1,006,000	607,923	1.45
Singamas Container Holdings Ltd.	HKD	402,000	76,404	0.18
			684,327	1.63
Indonesia (Cost $1,350,732)
Adi Sarana Armada Tbk PT	IDR	3,114,300	67,546	0.16
Bank Tabungan Negara Persero Tbk PT	IDR	4,625,900	430,641	1.03
Berlian Laju Tanker Tbk PT(2)	IDR	4,428,000	18,741	0.04
Ciputra Surya Tbk PT	IDR	1,581,100	330,465	0.79
Lippo Karawaci Tbk PT	IDR	4,036,800	383,369	0.91
			1,230,762	2.93
Malaysia (Cost $136,372)
My EG Services Bhd.	MYR	204,100	183,314	0.44
			183,314	0.44
Mexico (Cost $1,852,251)
Cydsa S.A.B. de C.V.	MXN	253,899	597,296	1.42
Empresas ICA S.A.B. de C.V. ADR		85,394	608,005	1.45
Grupo Famsa S.A.B. de C.V., Series A	MXN	272,000	321,174	0.77
Grupo Industrial Saltillo S.A.B. de C.V.	MXN	176,800	438,657	1.05
			1,965,132	4.69
Philippines (Cost $536,403)
Century Properties Group, Inc.	PHP	9,215,000	276,715	0.66
Filinvest Land, Inc.	PHP	5,802,000	193,113	0.46
			469,828	1.12
Russian Federation (Cost $1,418,645)
Aeroflot - Russian Airlines OJSC		317,100	448,031	1.07
LSR Group OJSC GDR (Registered)		118,565	403,331	0.96
Luxoft Holding, Inc.		13,900	441,881	1.05
			1,293,243	3.08
South Africa (Cost $367,119)
Murray & Roberts Holdings Ltd.	ZAR	131,098	305,926	0.73
			305,926	0.73
South Korea (Cost $5,558,327)
Basic House (The) Co. Ltd.	KRW	16,350	341,077	0.81
BS Financial Group, Inc.	KRW	8,892	142,847	0.34
Dongsung Finetec Co. Ltd.	KRW	33,562	329,541	0.79
Hyundai Department Store Co. Ltd.	KRW	3,425	489,638	1.17
i-SENS, Inc.	KRW	8,279	391,406	0.93
Korean Reinsurance Co.	KRW	61,886	679,122	1.62
LF Corp.	KRW	19,890	557,865	1.33
Medy-Tox, Inc.	KRW	2,848	421,201	1.00
Modetour Network, Inc.	KRW	28,440	684,482	1.63
Nexen Tire Corp.	KRW	27,394	442,143	1.05
Samchuly Bicycle Co. Ltd.	KRW	29,372	514,680	1.23
Soulbrain Co. Ltd.	KRW	18,308	580,048	1.38
Vieworks Co. Ltd.	KRW	2,247	65,016	0.16
			5,639,066	13.44
Taiwan (Cost $7,465,049)
Capital Securities Corp.	TWD	1,359,000	517,957	1.24
Casetek Holdings Ltd.	TWD	109,000	625,477	1.49
Chroma ATE, Inc.	TWD	25,000	66,069	0.16
Evergreen Marine Corp. Taiwan Ltd.	TWD	644,000	370,982	0.88

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Taiwan - (continued)
Globe Union Industrial Corp.	TWD	204,000	$114,469	0.27
Gloria Material Technology Corp.	TWD	526,000	442,796	1.06
Gourmet Master Co. Ltd.	TWD	55,000	470,530	1.12
Hung Poo Real Estate Development Corp.	TWD	96,000	79,236	0.19
Innolux Corp.	TWD	1,915,000	899,993	2.15
Johnson Health Tech Co. Ltd.	TWD	152,257	397,337	0.95
Lextar Electronics Corp.	TWD	400,000	393,701	0.94
Primax Electronics Ltd.	TWD	254,000	386,304	0.92
Prince Housing & Development Corp.	TWD	56,636	25,378	0.06
Shin Kong Financial Holding Co. Ltd.	TWD	407,000	135,238	0.32
Shin Zu Shing Co. Ltd.	TWD	194,000	492,101	1.17
Simplo Technology Co. Ltd.	TWD	53,000	286,674	0.68
Tainan Spinning Co. Ltd.	TWD	835,465	550,712	1.31
Taiwan Paiho Ltd.	TWD	557,000	733,293	1.75
Taiwan Sanyo Electric Co. Ltd.	TWD	101,150	118,506	0.28
Toung Loong Textile Manufacturing Co.	TWD	45,000	133,371	0.32
Tripod Technology Corp.	TWD	204,000	389,113	0.93
TTFB Co. Ltd.	TWD	12,000	122,685	0.29
			7,751,922	18.48
Thailand (Cost $763,684)
Amata Corp. PCL (Registered)	THB	721,400	379,684	0.90
Hana Microelectronics PCL (Registered)	THB	369,600	425,886	1.02
			805,570	1.92
Turkey (Cost $298,557)
Turkiye Sise ve Cam Fabrikalari A.S.	TRY	265,608	383,839	0.92
			383,839	0.92
Total Common Stock (Cost $36,419,015)			37,153,983	88.58

Preferred Stock

Brazil (Cost $381,988)
Banco ABC Brasil S.A.	BRL	62,908	359,078	0.86
			359,078	0.86
Total Preferred Stock (Cost $381,988)			359,078	0.86

Right

Brazil (Cost $ — )
Banco ABC Brasil S.A.	BRL	1,599	1,149	—
Total Right (Cost $ — )			1,149	—
Equity-Linked Securities
India (Cost $2,133,900)
Balrampur Chini Mills Ltd., Issued by Merrill Lynch International & Co.		399,416	499,579	1.19
Dewan Housing Finance Corp. Ltd., Issued by Citigroup Global Markets		77,734	455,199	1.08
Glenmark Pharmaceuticals Ltd., Issued by JP Morgan Structured Products		45,858	499,142	1.19
ING Vysya Bank Ltd., Issued by Merrill Lynch International & Co.		36,608	367,264	0.88

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
India - (continued)
MT Educare Ltd., Issued by Merrill Lynch International & Co.		103,306	$215,996	0.51
Persistent Systems Ltd., Issued by JP Morgan Structured Products		23,687	488,986	1.17
PI Industries Ltd., Issued by Citigroup Global Markets(2)		86,730	566,590	1.35
			3,092,756	7.37
Saudi Arabia (Cost $671,800)
Abdullah Al Othaim Markets, Issued by JP Morgan Structured Products		8,416	249,689	0.60
Al Khaleej Training and Education Co., Issued by JP Morgan Structured Products		16,532	286,212	0.68
Al Mouwasat Medical Services Co., Issued by Deutsche Bank A.G. London		5,744	164,856	0.39
			700,757	1.67
Total Equity-Linked Securities (Cost $2,805,700)			3,793,513	9.04

Total Investments (Total Cost $39,606,703)			41,307,723	98.48
Other Assets Less Liabilities			639,286	1.52

Net Assets			$41,947,009	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Security determined to be illiquid by the Investment Manager.

Percentages shown are based on net assets.

At July 31, 2014, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	23.4%
Consumer Staples	3.7
Energy	0.1
Financials	20.5
Health Care	5.2
Industrials	16.0
Information Technology	23.6
Materials	6.0

Total Investments	98.5
Other Assets Less Liabilities	1.5
Net Assets	100.0%

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

At July 31, 2014, the Ashmore Emerging Markets Small-Cap Equity Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/01/2014	Brown Bros Harriman New York	United States Dollar	25,242	Turkish Lira	52,835	$585
08/05/2014	Brown Bros Harriman New York	United States Dollar	137	Indonesian Rupiah	1,580,058	1

Total						$586

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available. The Fund valued certain securities based on prices provided by the Investment Manager.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$697,704	$—	$—	$697,704
Brazil	4,075,222	—	—	4,075,222
Chile	1,144,278	—	—	1,144,278
China	4,579,394	4,730,401	—	9,309,795
Colombia	728,802	—	—	728,802
Egypt	485,253	—	—	485,253
Hong Kong	—	684,327	—	684,327
Indonesia	—	1,212,021	18,741	1,230,762
Malaysia	—	183,314	—	183,314
Mexico	1,965,132	—	—	1,965,132
Philippines	—	469,828	—	469,828
Russian Federation	819,074	474,169	—	1,293,243
South Africa	—	305,926	—	305,926
South Korea	—	5,639,066	—	5,639,066
Taiwan	—	7,751,922	—	7,751,922
Thailand	805,570	—	—	805,570
Turkey	—	383,839	—	383,839
Preferred Stock
Brazil	359,078	—	—	359,078
Rights
Brazil	—	—	1,149	1,149

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3	Total
Equity Linked Securities
India	$—	$3,092,756	$—	$3,092,756
Saudi Arabia	—	700,757	—	700,757

Total Investments	$15,659,507	$25,628,326	$19,890	$41,307,723

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$586	$—	$586

Total Other Financial Instruments	$—	$586	$—	$586

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2014, the Fund had transfers from Level 1 to 2 as disclosed below:

Transfers from Level 1 to Level 2
Industry	Value	Reason
Common Stocks
Consumer Discretionary	$4,302,397	Fair value factor was applied
Energy	50,740	Fair value factor was applied
Financials	1,506,271	Fair value factor was applied
Health Care	190,479	Fair value factor was applied
Industrials	1,160,921	Fair value factor was applied
Information Technology	3,039,681	Fair value factor was applied

Total	$10,250,489

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending July 31, 2014:

Category and Subcategory	Beginning Balance at 10/31/2013	Purchases	Sales	Realized Gains	Realized Losses	Change in Unrealized Appreciation/ (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 7/31/2014
Investments, at value
Common Stock	$57,744	$—	$—	$—	$—	$(39,003)	$—	$—	$18,741
Rights	—	—	—	—	—	1,149	—	—	1,149

Total	$57,744	$—	$—	$—	$—	$(37,854)	$—	$—	$19,890

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2014.

Quantitative Information about Level 3 Fair Value Measurements Ashmore Emerging Markets Small-Cap Equity Fund
	Fair Value at 7/31/2014	Valuation Techniques	Unobservable Input	Actual
Common Stocks	$18,741	Discount from last traded price	Discount Percentage(a)	75%
Rights	$1,149	Discount from last traded price	Discount Percentage(a)	0%

(a)	Represents discount to last publicly traded price reported on applicable market.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. The increase in discount percentage reduced the value of the security.

At July 31, 2014, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$39,741,853

Gross tax appreciation of investments	$3,916,010
Gross tax depreciation of investments	(2,350,140)

Net tax appreciation of investments	$1,565,870

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2014 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Argentina (Cost $464,878)
Banco Macro S.A. ADR		2,781	$117,692	1.63
BBVA Banco Frances S.A. ADR		4,468	57,637	0.80
Grupo Financiero Galicia S.A. ADR		8,174	131,765	1.83
YPF S.A. ADR		7,012	248,084	3.44
			555,178	7.70
Georgia (Cost $34,096)
Bank of Georgia Holdings PLC	GBP	947	38,732	0.54
			38,732	0.54
Indonesia (Cost $15,156)
Gajah Tunggal Tbk PT	IDR	93,800	14,698	0.20
Lippo Cikarang Tbk PT	IDR	1,900	1,320	0.02
			16,018	0.22
Kazakhstan (Cost $4,877)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		609	6,291	0.09
			6,291	0.09
Kenya (Cost $272,574)
CFC Stanbic Holdings Ltd.	KES	22,400	32,581	0.45
Co-operative Bank of Kenya (The) Ltd.	KES	110,483	23,998	0.33
Equity Bank Ltd.	KES	130,900	67,579	0.94
Kenya Commercial Bank Ltd.	KES	144,300	89,558	1.24
NIC Bank Ltd.	KES	108,800	75,604	1.05
			289,320	4.01
Kuwait (Cost $445,735)
Kuwait Projects Co. Holding KSCP	KWD	31,500	82,258	1.14
National Bank of Kuwait SAKP	KWD	103,173	353,125	4.90
			435,383	6.04
Lithuania (Cost $139,380)
City Service AB	EUR	25,832	58,302	0.81
Siauliu Bankas	EUR	214,857	90,605	1.25
			148,907	2.06
Morocco (Cost $72,952)
Douja Promotion Groupe Addoha S.A.	MAD	10,615	72,118	1.00
			72,118	1.00
Nigeria (Cost $343,740)
FBN Holdings PLC	NGN	628,654	56,226	0.78
Fidelity Bank PLC	NGN	6,066,209	74,938	1.04
Guaranty Trust Bank PLC	NGN	549,347	101,454	1.41
MAY & Baker Nigeria PLC	NGN	356,252	3,477	0.05
PZ Cussons Nigeria PLC	NGN	51,797	12,477	0.17
UAC of Nigeria PLC	NGN	46,640	17,573	0.24
Zenith Bank PLC	NGN	599,026	92,795	1.29
			358,940	4.98
Philippines (Cost $854,164)
Bloomberry Resorts Corp.	PHP	518,000	136,994	1.90
Century Properties Group, Inc.	PHP	5,523,000	165,849	2.30
Melco Crown Philippines Resorts Corp.	PHP	778,900	211,658	2.94
Philweb Corp.	PHP	84,100	8,891	0.12
San Miguel Pure Foods Co., Inc.	PHP	39,180	208,342	2.89
Vista Land & Lifescapes, Inc.	PHP	576,100	77,614	1.08
			809,348	11.23

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

				% of Net
	Currency(1)	Shares	Value	Assets
Poland (Cost $71,364)
Berling S.A.	PLN	1,229	$2,431	0.03
Ergis-Eurofilms S.A.	PLN	15,413	22,740	0.32
Libet S.A.	PLN	10,252	8,978	0.13
Tarczynski S.A.	PLN	2,369	7,443	0.10
Vistal Gdynia S.A.	PLN	5,610	23,715	0.33
			65,307	0.91
Qatar (Cost $670,583)
Doha Bank QSC		17,047	263,126	3.65
Mannai Corp. QSC	QAR	2,642	80,254	1.12
Qatar Industrial Manufacturing Co.	QAR	10,167	129,984	1.80
Qatar National Bank SAQ	QAR	4,325	217,735	3.02
			691,099	9.59
Romania (Cost $99,874)
Banca Transilvania	RON	269,477	146,555	2.03
			146,555	2.03
Russia (Cost $40,311)
LSR Group GDR (Registered)		19,004	64,647	0.90
			64,647	0.90
Turkmenistan (Cost $367,189)
Dragon Oil PLC	EUR	37,444	355,278	4.93
			355,278	4.93
United Arab Emirates (Cost $479,929)
Emaar Properties PJSC	AED	148,002	392,978	5.45
Mashreqbank PSC	AED	5,735	199,075	2.76
			592,053	8.21
Zimbabwe (Cost $92,459)
CBZ Holdings Ltd.		605,850	72,702	1.01
			72,702	1.01
Total Common Stock (Cost $4,469,261)			4,717,876	65.45

Equity-Linked Securities

Saudi Arabia (Cost $970,465)
Al Khaleej Training and Education Co., Issued by JP Morgan Structured Products		11,913	206,245	2.86
Al Rajhi Bank, Issued by HSBC		4,050	73,712	1.02
Credit Suisse A.G. of Nassau		32,380	380,139	5.27
Etihad Etisalat Co., Issued by HSBC		4,873	115,028	1.60
Rabigh Refining and Petroche, Issued by HSBC		5,718	51,623	0.72
Saudi Hollandi Bank, Issued by Deutsche Bank A.G. London		26,174	345,665	4.80
			1,172,412	16.27
Tanzania (Cost $727)
Standard Bank PLC		144	997	0.01
			997	0.01
Total Equity-Linked Securities (Cost $971,192)			1,173,409	16.28

Investment Companies
db x-trackers MSCI Bangladesh IM TRN Index UCITS ETF		90,748	84,486	1.17
db x-trackers MSCI Pakistan IM TRN Index UCITS ETF		179,139	365,444	5.07
Fondul Proprietatea S.A.	RON	1,175,372	297,104	4.12

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

				% of Net
	Currency(1)	Shares	Value	Assets
Market Vectors Vietnam ETF		10,276	$215,077	2.98
Total Investment Companies (Cost $921,129)			962,111	13.34

Total Investments (Total Cost $6,361,582)			6,853,396	95.07

Other Assets Less Liabilities			355,139	4.93

Net Assets			$7,208,535	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.

Percentages shown are based on net assets.

At July 31, 2014, the industry sectors for the Fund were:

Percentage of
Sector	Net Assets
Consumer Discretionary	8.0%
Consumer Staples	3.2
Energy	8.4
Financials	71.3
Health Care	0.1
Industrials	3.7
Materials	0.4

Total Investments	95.1
Other Assets Less Liabilities	4.9
Net Assets	100.0

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available. The Fund valued certain securities based on prices provided by the Investment Manager.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments, which are carried at fair value, as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$555,178	$—	$—	$555,178
Georgia	—	38,732	—	38,732
Indonesia	—	16,018	—	16,018
Kazakhstan	—	6,291	—	6,291
Kenya	—	289,320	—	289,320
Kuwait	—	435,383	—	435,383
Lithuania	—	148,907	—	148,907
Morocco	—	72,118	—	72,118
Nigeria	358,940	—	—	358,940
Philippines	—	809,348	—	809,348
Poland	—	65,307	—	65,307
Qatar	691,099	—	—	691,099
Romania	—	146,555	—	146,555
Russia	—	64,647	—	64,647
Turkmenistan	—	355,278	—	355,278
United Arab Emirates	199,075	392,978	—	592,053
Zimbabwe	72,702	—	—	72,702
Equity Linked Securities
Saudi Arabia	—	1,172,412	—	1,172,412
Tanzania	—	997	—	997
Investment Companies
Bangladesh	84,486	—	—	84,486
Pakistan	365,444	—	—	365,444
Romania	—	297,104	—	297,104
Vietnam	215,077	—	—	215,077

Total Investments	$2,542,001	$4,311,395	$—	$6,853,396

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2014, there were no transfers between Level 1, Level 2 and Level 3. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

At July 31, 2014, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$6,362,059

Gross tax appreciation of investments	$653,038
Gross tax depreciation of investments	(161,701)

Net tax appreciation of investments	$491,337

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2014 (Unaudited)

				% of Net
	Currency(1)	Par	Value	Assets
Debt Securities

Belarus (Cost $392,254)
Belarus (Rep of) 8.750%, 08/03/2015		380,000	$387,600	1.96
			387,600	1.96
Brazil (Cost $1,073,577)
JBS Finance II Ltd. 8.250%, 01/29/2018		350,000	369,250	1.87
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		275,000	289,438	1.46
Petrobras International Finance Co. 3.500%, 02/06/2017		400,000	408,864	2.06
			1,067,552	5.39
China (Cost $4,222,540)
Agile Property Holdings Ltd. 9.875%, 03/20/2017		350,000	380,450	1.92
Baidu, Inc. 2.250%, 11/28/2017		425,000	428,955	2.16
China Hongqiao Group Ltd. 7.625%, 06/26/2017		275,000	285,396	1.44
China SCE Property Holdings Ltd. 11.500%, 11/14/2017		275,000	296,313	1.50
CIFI Holdings Group Co. Ltd. 12.250%, 04/15/2018		350,000	390,950	1.97
CITIC Pacific Ltd. 6.875%, 01/21/2018		250,000	278,438	1.40
Country Garden Holdings Co. Ltd. 11.125%, 02/23/2018		250,000	272,500	1.38
Hyva Global B.V. 8.625%, 03/24/2016		275,000	284,625	1.44
Kaisa Group Holdings Ltd. 8.875%, 03/19/2018		275,000	287,719	1.45
KWG Property Holding Ltd. 13.250%, 03/22/2017		325,000	377,812	1.91
Sunac China Holdings Ltd. 9.375%, 04/05/2018		275,000	284,281	1.43
West China Cement Ltd. 7.500%, 01/25/2016		275,000	282,562	1.43
Yuzhou Properties Co. Ltd. 11.750%, 10/25/2017		350,000	385,000	1.94
			4,235,001	21.37
Colombia (Cost $320,171)
Grupo Aval Ltd. 5.250%, 02/01/2017		300,000	318,000	1.60
			318,000	1.60
El Salvador (Cost $288,190)
Telemovil Finance Co. Ltd. 8.000%, 10/01/2017		275,000	286,000	1.44
			286,000	1.44
Hong Kong (Cost $319,359)
Wiseyear Holdings Ltd. 5.000%, 02/15/2017		300,000	317,324	1.60
			317,324	1.60
India (Cost $1,146,109)
Bank of Baroda 5.000%, 08/24/2016		400,000	420,228	2.12
ICICI Bank Ltd. 4.750%, 11/25/2016		310,000	326,676	1.65
Vedanta Resources PLC 6.750%, 06/07/2016		375,000	393,563	1.98
			1,140,467	5.75
Indonesia (Cost $658,002)
Berau Capital Resources Pte Ltd. 12.500%, 07/08/2015		275,000	284,281	1.44
Indo Energy Finance B.V. 7.000%, 05/07/2018		375,000	376,875	1.90
			661,156	3.34
Israel (Cost $427,874)
Delek & Avner Tamar Bond Ltd. 2.803%, 12/30/2016(2)		425,000	423,036	2.13
			423,036	2.13
Jamaica (Cost $282,710)
Digicel Ltd. 8.250%, 09/01/2017		275,000	281,188	1.42
			281,188	1.42
Kazakhstan (Cost $673,665)
Halyk Savings Bank of Kazakhstan JSC 7.250%, 05/03/2017		275,000	297,688	1.50
Kazkommertsbank JSC 8.500%, 05/11/2018		375,000	375,000	1.89
			672,688	3.39

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

				% of Net
	Currency(1)	Par	Value	Assets
Malaysia (Cost $310,416)
Malayan Banking Bhd. 3.000%, 02/10/2017		300,000	$309,871	1.56
			309,871	1.56
Mexico (Cost $426,920)
Grupo Televisa S.A.B. 6.000%, 05/15/2018		375,000	421,575	2.13
			421,575	2.13
Nigeria (Cost $379,566)
Access Finance B.V. 7.250%, 07/25/2017		375,000	378,172	1.91
			378,172	1.91
Pakistan (Cost $196,334)
Pakistan (Rep of) 7.125%, 03/31/2016		190,000	197,163	1.00
			197,163	1.00
Russian Federation (Cost $3,273,880)
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.875%, 09/25/2017		375,000	390,000	1.97
Bank of Moscow OJSC Via Kuznetski Capital, FRN 5.967%, 11/25/2015		275,000	266,750	1.35
Credit Bank of Moscow Via CBOM Finance PLC 7.700%, 02/01/2018		375,000	362,812	1.83
Evraz Group S.A. 9.500%, 04/24/2018		350,000	364,000	1.84
Metalloinvest Finance Ltd. 6.500%, 07/21/2016		275,000	278,438	1.40
Metalloinvest Finance Ltd. 5.625%, 04/17/2020		300,000	273,750	1.38
Promsvyazbank OJSC Via PSB Finance S.A. 8.500%, 04/25/2017		275,000	280,500	1.41
TMK OAO Via TMK Capital S.A. 7.750%, 01/27/2018		275,000	275,000	1.39
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 9.125%, 04/30/2018		325,000	354,250	1.79
VimpelCom Holdings B.V. 6.255%, 03/01/2017		275,000	278,438	1.40
			3,123,938	15.76
Saudi Arabia (Cost $618,545)
Dar Al-Arkan International Sukuk Co. II 10.750%, 02/18/2015		275,000	285,450	1.44
SABIC Capital I B.V. 3.000%, 11/02/2015		325,000	333,515	1.68
			618,965	3.12
Turkey (Cost $1,011,666)
Akbank T.A.S. 6.500%, 03/09/2018		375,000	408,750	2.06
Yapi ve Kredi Bankasi A.S. 6.750%, 02/08/2017		300,000	322,890	1.63
Yapi ve Kredi Bankasi Via Unicredit Luxembourg S.A. 5.188%, 10/13/2015		275,000	283,002	1.43
			1,014,642	5.12
Ukraine (Cost $1,101,104)
MHP S.A. 10.250%, 04/29/2015		550,000	564,294	2.85
National JSC Naftogaz of Ukraine 9.500%, 09/30/2014		544,000	529,040	2.67
			1,093,334	5.52
United Arab Emirates (Cost $988,817)
Abu Dhabi National Energy Co. 4.125%, 03/13/2017		300,000	318,900	1.61
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	200,000	349,478	1.76
Emirates NBD PJSC 4.625%, 03/28/2017		300,000	317,130	1.60
			985,508	4.97
Venezuela (Cost $1,366,688)
Petroleos de Venezuela S.A. 4.900%, 10/28/2014		350,000	348,705	1.76
Petroleos de Venezuela S.A. 5.000%, 10/28/2015		360,000	337,950	1.71

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

				% of Net
	Currency(1)	Par	Value	Assets
Venezuela - (continued)
Venezuela (Rep of) 8.500%, 10/08/2014		674,000	$672,315	3.39
			1,358,970	6.86
Total Debt Securities (Cost $19,478,387)			19,292,150	97.34

Total Investments (Total Cost $19,478,387)			19,292,150	97.34

Other Assets Less Liabilities			527,107	2.66

Net Assets			$19,819,257	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

At July 31, 2014, the Ashmore Emerging Markets Short Duration Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
10/14/2014	Northern Trust Securities	United States Dollar	363,749	British Pound	212,799	$4,715

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2014 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$18,035,072	$—	$18,035,072
Government Bonds	—	1,257,078	—	1,257,078

Total Investments	$—	$19,292,150	$—	$19,292,150

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$4,715	$—	$4,715

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. From the Fund’s commencement of operation on June 24, 2014 through July 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 classifications. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

At July 31, 2014, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$19,478,387

Gross tax appreciation of investments	$27,815
Gross tax depreciation of investments	(214,052)

Net tax depreciation of investments	$(186,237)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	September 26, 2014

By:	/s/ Christopher Tsutsui
Christopher Tsutsui, Treasurer
(Principal Financial Officer)

Date:	September 26, 2014